UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

______________________________________________

SA FUNDS – INVESTMENT TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

190 Carondelet Plaza, Suite 600, St. Louis, Missouri 63105

______________________________________________________________________________

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq. Chief Compliance Officer SA Funds – Investment Trust 190 Carondelet Plaza, Suite 600 St. Louis, Missouri 63105
(Name and address of agent for service)

Copy to:
Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP 45 Fremont St., 26th Floor San Francisco, California 94105

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders.

(a) A copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period July 1, 2025 through June 30, 2026, are filed herewith.

SA U.S. Fixed Income Fund SAUFX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollar-denominated government and corporate bonds with maturities between one and three years. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 3.62%, compared to a return of 3.15% for the Fund’s Additional Index. The Fund outperformed the Additional Index by 0.47% after deducting the Fund’s net operating expenses for the year. The outperformance of the Fund relative to its Additional Index was due to the Fund's overweight position in securities at the shortest end of the yield curve, where returns across the fiscal year were stronger.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	3.62%	2.09%	1.42%
Regulatory Index	3.81%	0.04%	1.52%
Additional Index	3.15%	2.06%	1.99%

Key Fund Statistics
Total Net Assets	$447,417,805
# of Portfolio Holdings	141
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$588,408

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	56.1%
U.S. Government & Agency Obligations	30.0
Yankee Corporate Bonds and Notes	13.9

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Fixed Income Fund Annual Shareholder Report - June 30, 2026 SAUFX

SA Global Fixed Income Fund
SAXIX
Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$53	0.52%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 3.93%, compared to a return of 3.22% for the Fund’s Additional Index. The Fund outperformed the Additional Index for the fiscal year by 0.71%, after deducting the Fund’s net operating expenses for the year. The outperformance was primarily due to the Fund's overweight exposure (relative to the Additional Index) in higher grade bonds.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	3.93%	1.55%	1.30%
Regulatory Index	3.21%	0.43%	1.67%
Additional Index	3.22%	2.28%	2.08%

Key Fund Statistics
Total Net Assets	$547,800,313
# of Portfolio Holdings	135
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,363,757

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Portfolio Composition
(As a % of long-term investments)
Sovereign Bonds and Notes	45.7%
Corporate Bonds and Notes	33.8
U.S. Government & Agency Obligations	20.5

Top Ten Largest Countries
(As a % of long-term investments)
United States	36.3%
Canada	20.0
Supranational	12.9
Australia	7.6
New Zealand	5.5
Finland	3.7
France	2.9
Denmark	2.7
Netherlands	2.2
Others	6.2

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905

SA Global Fixed Income Fund Annual Shareholder Report - June 30, 2026 SAXIX

SA U.S. Core Market Fund SAMKX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$73	0.66%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. For this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Regulatory Index"), which is composed of large, mid, and small cap U.S. stocks. The Regulatory Index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 21.06% compared to a return of 23.02% for the Fund’s Regulatory Index. The Fund underperformed the Regulatory Index during the fiscal year by 1.96%, after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund held a larger position than the Regulatory Index in stocks of companies with higher levels of operating profitability ("high profitability stocks") while also holding a smaller position than the Regulatory Index in stocks of companies with lower levels of operating profitability ("low profitability stocks"). However, during the fiscal year, the returns of low profitability stocks were stronger than the returns of higher profitability stocks, hence the Fund's lower exposure to low profitability stocks contributed to the underperformance of the Fund relative to its Regulatory Index.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	21.06%	12.00%	14.62%
Regulatory Index	23.02%	12.31%	15.09%

Key Fund Statistics
Total Net Assets	$746,046,200
# of Portfolio Holdings	827
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,805,532

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	33.6%
Financials	15.4
Communication Services	9.8
Health Care	9.6
Industrials	9.6
Consumer Discretionary	9.4
Consumer Staples	5.5
Utilities	2.7
Energy	2.6
Materials	1.7

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Core Market Fund Annual Shareholder Report - June 30, 2026 SAMKX

SA U.S. Value Fund SABTX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$86	0.74%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 33.24%, compared to a return of 23.55% for the Fund’s Additional Index. The Fund outperformed this Additional Index during the fiscal year by 9.69%, after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund held larger positions than the Additional Index in the stocks of companies whose ratio of price-to-book-value was below the average level of stocks and the Fund held smaller positions than the Additional Index in the stocks of companies whose ratio of price-to-book-value was above the average level of stocks. This positioning - in particular the decision to avoid larger positions in stocks with higher levels of price-to-book-value - helped the Fund outperform the Additional Index, since the stocks with higher price-to-book-value ratios tended to underperform the market during the fiscal year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	33.24%	11.46%	11.65%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	23.55%	11.83%	12.63%

Key Fund Statistics
Total Net Assets	$636,861,543
# of Portfolio Holdings	266
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$2,301,736

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	22.5%
Information Technology	16.4
Health Care	14.7
Industrials	13.0
Energy	10.3
Consumer Discretionary	7.1
Materials	6.2
Communication Services	5.2
Consumer Staples	4.1
Real Estate	0.5

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Value Fund Annual Shareholder Report - June 30, 2026 SABTX

SA U.S. Small Company Fund SAUMX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$103	0.89%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Small Cap Extended Market IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 31.62%, compared to a return of 31.35% for the Fund’s Additional Index. The Fund outperformed this Additional Index during the fiscal year by 0.27% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to the Additional Index over the fiscal year was the result of three factors relating to the Fund's portfolio: first, the Fund's greater holdings of mid-cap stocks than the Additional Index; second, the Fund's greater holding of the smallest stocks than the Additional Index; and third, the Fund's exclusion of real estate securities. Both mid-cap stocks and the smallest capitalization stocks performed strongly during the fiscal year, benefiting the Fund's overweight position in those security types. Real estate securities during the fiscal year had weak performance, which also benefited the Fund by virtue of the Fund's exclusion of real estate securities during the fiscal year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	31.62%	9.13%	11.33%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	31.35%	6.64%	10.96%

Key Fund Statistics
Total Net Assets	$358,060,549
# of Portfolio Holdings	1,559
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,279,590

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	22.6%
Financials	21.3
Information Technology	14.0
Consumer Discretionary	13.1
Health Care	10.6
Materials	4.5
Energy	4.4
Consumer Staples	4.1
Utilities	2.8
Communication Services	1.9

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Small Company Fund Annual Shareholder Report - June 30, 2026 SAUMX

SA International Value Fund SAHMX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$104	0.91%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segments of the international developed markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 28.93%, compared to a return of 27.47% for the Fund’s Additional Index. The Fund outperformed the Additional Index during the fiscal year by 1.46% after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund maintained a larger position than the Additional Index in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Additional Index (known as “deeper value stocks”), while the Fund had less weight than the Additional Index in stocks with higher ratios of price-to-book-value. During the fiscal year, returns on deeper value stocks were stronger, on average, than the returns of the other stocks in the Additional Index with higher ratios of price-to-book-value, hence the Fund's greater allocation to deeper value stocks contributed to the Fund outperforming the Additional Index for the fiscal year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	28.93%	13.73%	11.22%
Regulatory Index	20.85%	8.80%	9.64%
Additional Index	27.47%	12.92%	10.61%

Key Fund Statistics
Total Net Assets	$620,473,199
# of Portfolio Holdings	399
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,772,850

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	37.8%
Energy	13.7
Materials	10.9
Consumer Discretionary	10.0
Industrials	9.3
Consumer Staples	5.0
Health Care	4.5
Communication Services	3.3
Utilities	2.5
Real Estate	1.9

Top Ten Largest Countries
(As a % of long-term investments)
Japan	22.6%
United Kingdom	11.1
France	10.7
Canada	10.6
Switzerland	8.1
Germany	7.8
Australia	6.0
Netherlands	4.9
Spain	3.8
Others	14.4

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA International Value Fund Annual Shareholder Report - June 30, 2026 SAHMX

SA International Small Company Fund SAISX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$57	0.52%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 17.41%, compared to a return of 20.30% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 2.89% after deducting the Fund’s net operating expenses for the year. During the fiscal year, the Fund held smaller exposures than the Additional Index in stocks considered to be mid-cap stocks and larger small cap stocks. During the fiscal year, however, such stocks, and especially the mid-cap stocks, performed more strongly than the smaller cap stocks held predominantly by the Fund, hence the Fund underperformed the Additional Index during the fiscal year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	17.41%	7.21%	8.75%
Regulatory Index	20.85%	8.80%	9.64%
Additional Index	20.30%	5.82%	8.28%

Key Fund Statistics
Total Net Assets	$281,444,908
# of Portfolio Holdings	1
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$705,786

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0%

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/funds/dfisx/international-small-company-portfolio-i.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA International Small Company Fund Annual Shareholder Report - June 30, 2026 SAISX

SA Emerging Markets Value Fund SAEMX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$124	1.04%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 38.50%, compared to a return of 40.98% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 2.48% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Additional Index in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Additional Index (known as “deeper value stocks”), while the Fund maintained a smaller position than that of the Additional Index in those value stocks with higher ratios of price-to-book-value. During the fiscal year, returns on value stocks with higher price-to-book-value in the Additional Index were strong, hence the Fund's lower allocation to those stocks contributed to the Fund’s underperformance relative to the Additional Index.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	38.50%	10.29%	9.77%
Regulatory Index	38.85%	7.23%	10.11%
Additional Index	40.98%	10.80%	11.46%

Key Fund Statistics
Total Net Assets	$246,329,102
# of Portfolio Holdings	1,778
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$421,189

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	32.4%
Financials	24.4
Consumer Discretionary	8.9
Materials	8.5
Industrials	8.5
Energy	7.4
Communication Services	2.7
Health Care	2.2
Consumer Staples	2.0
Real Estate	1.9

Top Ten Largest Countries (As a % of long-term investments)
Taiwan	32.6%
China	20.2
Korea	18.1
India	13.4
South Africa	3.1
Brazil	2.8
Mexico	1.6
Malaysia	1.2
Poland	1.2
Others	5.8

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Emerging Markets Value Fund Annual Shareholder Report - June 30, 2026 SAEMX

SA Real Estate Securities Fund SAREX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$81	0.76%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 13.93%, compared to a return of 14.74% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 0.81% after deducting the Fund’s net operating expenses for the year. Most of the Fund's underperformance to the Additional Index during the fiscal year was due to the fact that the Fund charges operating expenses while the Additional Index does not. Prior to the deduction of the Fund's operating expenses, the Fund's performance was slightly ahead of that of the Additional Index. Once the Fund's operating expenses were taken into consideration, however, the Fund underperformed the Additional Index.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	13.93%	2.98%	4.80%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	14.74%	3.67%	5.80%

Key Fund Statistics
Total Net Assets	$127,045,767
# of Portfolio Holdings	123
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$287,286

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	33.2%
Retail REITs	18.1
Health Care REITs	16.9
Residential REITs	12.9
Industrial REITs	10.2
Hotel & Resort REITs	3.3
Office REITs	3.1
Diversified REITs	2.3

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Real Estate Securities Fund Annual Shareholder Report - June 30, 2026 SAREX

SA Worldwide Moderate Growth Fund SAWMX Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Advisor Solutions, LLC (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as further described in the Fund's prospectus. Shareholders would have paid $78, or 0.71% when considering the acquired fund fees and expenses.

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 20.79%, compared to a return of 15.00% for the Fund’s Additional Index. The Fund outperformed the Additional Index for the fiscal year by 5.79%. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Additional Index is driven primarily by the performance of each of the Underlying Funds against the Fund's Additional Index. For the fiscal year, five of the eight Underlying Funds contributed positively to relative performance, notably the SA U.S. Value Fund and the SA International Value Fund. Three of the eight underlying funds contributed negatively to relative performance for the fiscal year, most notably the SA U.S. Core Market Fund and the SA Global Fixed Income Fund.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAWMX	20.79%	8.91%	9.25%
Regulatory Index	23.78%	10.51%	12.45%
Additional Index	15.00%	7.42%	9.23%

Key Fund Statistics
Total Net Assets	$23,519,162
# of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	19.8%
SA U.S. Value Fund	17.0
SA U.S. Core Market Fund	16.9
SA Global Fixed Income Fund	14.9
SA U.S. Fixed Income Fund	14.8
SA U.S. Small Company Fund	6.9
SA Emerging Markets Value Fund	6.7
SA Real Estate Securities Fund	3.0

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://focusadvisorsolutions.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Worldwide Moderate Growth Fund Annual Shareholder Report - June 30, 2026 SAWMX

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was not revised.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2026, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $203,500 and $203,500 respectively.

(b) Audit-Related Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2026 and June 30, 2025, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $42,000 and $42,000, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2026 and June 30, 2025, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $9,000 and $9,550, respectively.

For the twelve month periods ended June 30, 2026 and June 30, 2025, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2026 and June 30, 2025, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2026 and June 30, 2025, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The Schedule of Investments is included in the financial statements filed under Item 7(a) of this Form.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2026

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026

	FACE AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 13.7%
Consumer, Cyclical — 0.3%
BMW U.S. Capital LLC, 3.700%, 4/01/32 ±	$1,000,000	$935,739
Magna International, Inc., 5.500%, 3/21/33	400,000	410,452
		1,346,191

Consumer, Non-cyclical — 0.4%
BAT Capital Corp., 6.000%, 2/20/34	1,500,000	1,584,530

Financial — 7.2%
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, 4.318%, 12/08/30 ±‡	4,000,000	4,018,273
Bank of Nova Scotia (The), 5.650%, 2/01/34	300,000	311,554
Commonwealth Bank of Australia, SOFR + 0.630%, 4.266%, 3/27/29 ±‡	1,000,000	1,005,804
Commonwealth Bank of Australia, SOFR + 0.810%, 4.448%, 3/14/30 ±‡	2,000,000	2,018,889
Cooperatieve Rabobank UA, 3.957%, 10/17/28	300,000	297,199
Cooperatieve Rabobank UA, SOFR + 0.710%, 4.348%, 3/05/27 ‡	9,500,000	9,527,676
Credit Agricole SA, SOFR + 0.870%, 4.508%, 3/11/27 ±‡	572,000	574,330
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	413,571
Mitsubishi UFJ Financial Group, Inc., 3.195%, 7/18/29	2,000,000	1,915,230
Nordea Bank Abp, SOFR + 1.020%, 4.658%, 9/10/29 ±‡	3,600,000	3,657,121
Royal Bank of Canada, 5.000%, 2/01/33	1,000,000	1,008,418
Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/33	1,000,000	1,042,335
Swedbank AB, SOFR + 1.030%, 4.661%, 11/20/29 ±‡	2,000,000	2,025,647
Westpac Banking Corp., SOFR + 0.820%, 4.456%, 7/01/30 ‡	4,217,000	4,263,433
		32,079,480

Government — 5.8%
European Bank for Reconstruction & Development, SOFR + 0.420%, 4.053%, 7/22/30 ‡	2,500,000	2,503,784
European Investment Bank, SOFR + 0.320%, 3.947%, 8/14/29 ‡	7,500,000	7,512,188
Inter-American Development Bank, SOFR + 0.370%, 4.000%, 8/01/29 ‡	4,000,000	4,015,284
Kommunalbanken AS, SOFR + 0.400%, 4.039%, 3/03/28 ±‡	5,000,000	5,013,153
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,000,820
Svensk Exportkredit AB, SOFR + 1.000%, 4.628%, 5/05/27 ‡	2,500,000	2,517,496
Svensk Exportkredit AB, SOFR + 1.000%, 4.628%, 8/03/26 ‡	1,600,000	1,601,126
		26,163,851
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $61,006,677)		61,174,052

CORPORATE BONDS AND NOTES — 55.3%
Basic Materials — 0.9%
EIDP, Inc., 4.800%, 5/15/33	2,000,000	1,977,254
LYB International Finance III LLC, 5.500%, 3/01/34	2,110,000	2,095,576
		4,072,830

Communications — 7.0%
Alphabet, Inc., 4.100%, 11/15/30	2,000,000	1,969,126
Amazon.com, Inc., 3.600%, 4/13/32	4,719,000	4,477,367
Amazon.com, Inc., 4.350%, 3/20/33	8,500,000	8,286,120
Cisco Systems, Inc., 4.800%, 2/26/27	2,000,000	2,007,492
Cisco Systems, Inc., 4.850%, 2/26/29	2,000,000	2,022,113
Cisco Systems, Inc., 4.950%, 2/24/32	3,000,000	3,040,395
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,337,655
FactSet Research Systems, Inc., 3.450%, 3/01/32	2,200,000	1,983,694
Meta Platforms, Inc., 3.850%, 8/15/32	3,000,000	2,839,807
Verizon Communications, Inc., 4.500%, 8/10/33	300,000	290,462
Verizon Communications, Inc., 4.750%, 1/15/33	1,000,000	985,653
		31,239,884

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

	FACE AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Consumer, Cyclical — 3.2%
American Honda Finance Corp., 4.900%, 1/10/34	$2,000,000	$1,965,079
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,338,126
Dick’s Sporting Goods, Inc., 4.000%, 10/01/29 ±	500,000	487,841
LKQ Corp., 6.250%, 6/15/33	620,000	643,092
Walmart, Inc., SOFR + 0.400%, 4.028%, 4/30/29 ‡	840,000	841,248
Walmart, Inc., SOFR + 0.430%, 4.060%, 4/28/27 ‡	6,213,000	6,226,671
		14,502,057

Consumer, Non-cyclical — 8.5%
Cargill, Inc., 4.000%, 6/22/32 ±	1,000,000	960,193
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,037,023
Colgate-Palmolive Co., 4.200%, 5/01/30	500,000	498,056
Elevance Health, Inc., 4.100%, 5/15/32	151,000	145,046
Eli Lilly & Co., SOFR + 0.530%, 4.164%, 10/15/28 ‡	3,500,000	3,508,881
Experian Finance PLC, 2.750%, 3/08/30 ±	1,000,000	931,058
Merck & Co., Inc., SOFR + 0.460%, 4.098%, 9/15/27 ‡	1,622,000	1,625,429
Nestle Capital Corp., 4.650%, 3/12/29 ±	1,000,000	1,005,521
Nestle Holdings, Inc., 4.950%, 3/14/30 ±	1,000,000	1,013,736
Novartis Capital Corp., 4.100%, 3/16/29	1,162,000	1,154,074
Novartis Capital Corp., 4.100%, 11/05/30	3,000,000	2,950,102
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,053,783
Procter & Gamble Co. (The), 4.050%, 5/01/30	500,000	496,581
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	3,994,616
Roche Holdings, Inc., SOFR + 0.740%, 4.368%, 11/13/26 ±‡	900,000	901,679
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,471,434
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,281,901
UnitedHealth Group, Inc., 5.150%, 7/15/34	1,000,000	1,010,804
		38,039,917

Energy — 3.4%
BP Capital Markets America, Inc., 4.812%, 2/13/33	1,000,000	994,328
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,492,627
Chevron USA, Inc., SOFR + 0.360%, 3.995%, 2/26/27 ‡	459,000	459,370
Chevron USA, Inc., SOFR + 0.470%, 4.105%, 2/26/28 ‡	6,744,000	6,763,004
Shell Finance U.S., Inc., 2.375%, 11/07/29	2,700,000	2,529,517
Shell Finance U.S., Inc., 4.125%, 11/06/30	2,000,000	1,965,627
		15,204,473

Financial — 25.1%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	407,704
American Express Co.,SOFR + 0.650%, 4.278%, 11/04/26 ‡	1,500,000	1,501,379
American National Group, Inc., 6.144%, 6/13/32 ±	390,000	402,737
Americold Realty Operating Partnership LP, 5.600%, 5/15/32	1,920,000	1,929,251
Ameriprise Financial, Inc., 5.150%, 5/15/33	1,000,000	1,013,244
Assurant, Inc., 2.650%, 1/15/32	2,000,000	1,758,520
Bank of America NA, SOFR + 1.020%, 4.648%, 8/18/26 ‡	2,500,000	2,500,842
Bank of America NA, 5.526%, 8/18/26	5,000,000	5,003,996
Bank of New York Mellon Corp. (The), 1.050%, 10/15/26	1,000,000	991,399
Bank of New York Mellon Corp. (The), 2.050%, 1/26/27	7,000,000	6,916,847
Bank of New York Mellon Corp. (The), 2.450%, 8/17/26	2,000,000	1,996,126
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	359,363
Bank of New York Mellon Corp. (The), SOFR + 0.630%, 4.260%, 1/22/30 ‡	3,000,000	3,003,657
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,179,934
Blackrock, Inc., 4.750%, 5/25/33	500,000	501,424
Boston Properties LP, 2.550%, 4/01/32	250,000	218,003
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,496,532
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	909,170
Citibank NA, SOFR + 1.060%, 4.698%, 12/04/26 ‡	2,000,000	2,004,744

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

	FACE AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
CME Group, Inc., 4.400%, 3/15/30	$2,000,000	$1,992,397
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	2,977,228
GLP Capital LP/GLP Financing II, Inc., 5.250%, 2/15/33	260,000	255,300
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,050,039
JPMorgan Chase Bank NA, SOFR + 1.000%, 4.638%, 12/08/26 ‡	13,000,000	13,034,031
Kimco Realty OP LLC, 4.850%, 3/01/35	500,000	490,613
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,867,077
Mastercard, Inc., 2.000%, 11/18/31	771,000	681,755
Mastercard, Inc., 4.325%, 6/08/28	1,610,000	1,609,624
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,496,609
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,389,746
Morgan Stanley Bank NA, SOFR + 1.165%, 4.791%, 10/30/26 ‡	4,000,000	4,007,998
National Securities Clearing Corp., SOFR + 0.570%, 4.201%, 5/20/27 ±‡	1,000,000	1,002,540
National Securities Clearing Corp., 4.350%, 5/20/27 ±	3,000,000	3,004,295
Prologis LP, 5.000%, 1/31/35	500,000	498,555
Realty Income Corp., 2.850%, 12/15/32	600,000	534,270
Realty Income Corp., 5.125%, 2/15/34	1,000,000	1,005,598
Simon Property Group LP, 5.500%, 3/08/33	850,000	880,123
State Street Bank & Trust Co., SOFR + 0.460%, 4.095%, 11/25/26 ‡	450,000	450,374
State Street Bank & Trust Co., 4.594%, 11/25/26	2,000,000	2,004,370
State Street Corp., SOFR + 0.640%, 4.270%, 10/22/27 ‡	5,120,000	5,138,054
State Street Corp., SOFR + 0.845%, 4.471%, 8/03/26 ‡	4,000,000	4,001,927
State Street Corp., 4.993%, 3/18/27	1,000,000	1,005,166
Synchrony Financial, 2.875%, 10/28/31	400,000	353,386
Visa, Inc., 2.050%, 4/15/30	2,000,000	1,840,434
Wells Fargo Bank NA, SOFR + 1.060%, 4.687%, 8/07/26 ‡	2,924,000	2,925,689
Wells Fargo Bank NA, 5.254%, 12/11/26	4,500,000	4,520,078
Wells Fargo Bank NA, 5.450%, 8/07/26	5,000,000	5,005,280
		112,117,428

Industrial — 0.7%
Amphenol Corp., 5.250%, 4/05/34	600,000	613,449
Avnet, Inc., 5.500%, 6/01/32	2,500,000	2,533,905
		3,147,354

Technology — 4.2%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,804,204
Apple, Inc., 1.250%, 8/20/30	1,000,000	883,361
Fidelity National Information Services, Inc., 4.550%, 3/10/29	1,000,000	992,813
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	2,969,307
Salesforce, Inc., 4.650%, 3/15/29	2,000,000	1,999,971
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,395,490
		19,045,146

Utilities — 2.3%
Edison International, 6.950%, 11/15/29	500,000	522,851
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,644,976
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,041,287
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,020,411
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	2,999,142
		10,228,667
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $247,033,798)		247,597,756

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 29.7%
Sovereign — 0.5%
Federal Home Loan Mortgage Corp., SOFR + 0.220%, 3.840%, 5/23/28 ‡	2,339,000	2,345,225

U.S. Treasury Securities — 29.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	13,767,468	13,694,552
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	23,582,800	23,130,950
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	6,340,649	5,960,178
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	2,597,020	2,429,230

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

	FACE AMOUNT	VALUE†

U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Securities (Continued)
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	$3,836,790	$3,547,994
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	13,015,400	12,424,789
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	19,734,500	19,410,343
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	3,688,311	3,496,265
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	3,357,517	3,289,084
U.S. Treasury Notes, 0.625%, 11/30/27	21,000,000	19,994,297
U.S. Treasury Notes, 3.875%, 6/15/28	12,000,000	11,939,297
U.S. Treasury Notes, 4.125%, 10/31/27	11,000,000	10,996,348
		130,313,327

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $133,804,489)		132,658,552

	SHARES

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 3.330%	2,291,948	2,291,948

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,291,948)		2,291,948

Total Investments — 99.2% (Identified Cost $444,136,912)		443,722,308

Cash and Other Assets, Less Liabilities — 0.8%		3,695,497

Net Assets — 100.0%		$447,417,805

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2026 amounted to $41,125,459 or 9.19% of the net assets of the Fund.

‡	Floating rate or variable rate note. Rate shown is as of June 30, 2026.
Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026

		FACE AMOUNT	VALUE†

BONDS AND NOTES — 98.4%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd., 3.919%, 12/08/28	USD	1,200,000	$1,187,975
Australia & New Zealand Banking Group Ltd., (SOFR + 0.620%), 4.257%, 6/18/28 ±‡	USD	2,000,000	2,007,839
Australia & New Zealand Banking Group Ltd., (SOFR + 0.650%), 4.287%, 9/30/27 ±‡	USD	713,000	715,827
Australia & New Zealand Banking Group Ltd., (SOFR + 0.810%), 4.442%, 1/18/27 ±‡	USD	1,900,000	1,905,602
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.570%, 11/04/27 ‡	AUD	500,000	349,789
Commonwealth Bank of Australia, (SOFR + 0.460%), 4.097%, 11/27/26 ±‡	USD	2,750,000	2,752,148
Commonwealth Bank of Australia, (SOFR + 0.640%), 4.278%, 3/14/28 ±‡	USD	3,360,000	3,374,139
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.490%, 1/13/28 ‡	AUD	1,500,000	1,049,793
Macquarie Bank Ltd., (SOFR + 0.740%), 4.378%, 6/12/28 ±‡	USD	1,300,000	1,307,371
National Australia Bank Ltd., 1.375%, 8/30/28	EUR	2,100,000	2,324,655
National Australia Bank Ltd., (SOFR + 0.620%), 4.258%, 6/11/27 ±‡	USD	5,969,000	5,987,187
National Australia Bank Ltd., (SOFR + 0.650%), 4.288%, 6/13/28 ±‡	USD	2,200,000	2,209,992
National Australia Bank Ltd., (SOFR + 0.790%), 4.423%, 1/14/30 ±‡	USD	3,000,000	3,024,355
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.641%, 11/25/27 ‡	AUD	500,000	349,896
National Australia Bank Ltd., Series B, 4.434%, 6/04/29	USD	740,000	739,810
NBN Co. Ltd., 4.125%, 3/15/29	EUR	200,000	234,862
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	2,184,115
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,423,762
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,453,096
Westpac Banking Corp., (SOFR + 0.810%), 4.444%, 4/16/29 ‡	USD	2,790,000	2,811,579
Westpac Banking Corp., (SOFR + 0.820%), 4.456%, 7/01/30 ‡	USD	300,000	303,303
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.434%, 2/16/28 ‡	AUD	500,000	349,273
			41,046,368

Belgium — 1.0%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	3,111,121
Ministeries Van de Vlaamse Gemeenschap, 2.375%, 11/27/28	EUR	1,700,000	1,925,127
Ministeries Van de Vlaamse Gemeenschap, 2.750%, 10/22/29	EUR	400,000	455,612
			5,491,860

Canada — 19.6%
Canada Housing Trust No. 1, 1.750%, 6/15/30 ±	CAD	4,000,000	2,688,037
Canada Housing Trust No. 1, 2.650%, 12/15/28 ±	CAD	3,000,000	2,104,831
Canada Housing Trust No. 1, 2.850%, 6/15/30 ±	CAD	2,000,000	1,401,421
City of Montreal, 4.250%, 9/01/33	CAD	5,000,000	3,667,344
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,405,366
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	2,280,538
Ontario Teachers’ Finance Trust, 1.850%, 5/03/32 ±	EUR	2,619,000	2,802,104
Ontario Teachers’ Finance Trust, 4.150%, 11/01/29	CAD	2,600,000	1,894,153
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,843,064
Province of Alberta Canada, 4.150%, 6/01/33	CAD	12,800,000	9,423,156
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,411,497
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	8,000,000	5,751,409
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,105,788
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,337,883
Province of Ontario Canada, 3.650%, 6/02/33	CAD	12,500,000	8,937,335
Province of Ontario Canada, 4.150%, 6/02/34	CAD	6,600,000	4,847,180
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,400,486
Province of Quebec Canada, 0.000%, 10/29/30 #	EUR	250,000	252,567

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Canada (Continued)
Province of Quebec Canada, 3.600%, 9/01/33	CAD	6,800,000	$4,829,292
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	7,460,067
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,614,030
Province of Saskatchewan Canada, 3.800%, 6/02/35	CAD	2,000,000	1,425,193
PSP Capital, Inc., 3.250%, 7/02/34 @	EUR	5,000,000	5,732,369
			107,615,110

Denmark — 2.6%
Novo Nordisk Finance Netherlands BV, 2.375%, 5/27/28	EUR	200,000	226,509
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	12,400,000	14,105,880
			14,332,389

Finland — 3.6%
Finnvera OYJ, 2.375%, 10/29/30	EUR	1,700,000	1,907,611
Kuntarahoitus OYJ, 0.000%, 4/21/28 #	EUR	1,100,000	1,199,692
Kuntarahoitus OYJ, (SOFR + 1.000%), 4.628%, 2/02/29 ‡	USD	7,500,000	7,633,283
Nordea Bank Abp, 2.750%, 5/02/30	EUR	3,500,000	3,956,215
Nordea Bank Abp, (SOFR + 0.740%), 4.377%, 3/19/27 ±‡	USD	5,000,000	5,015,960
			19,712,761

France — 2.8%
L’Oreal SA, 2.500%, 1/12/29	EUR	100,000	113,361
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/29	EUR	3,000,000	3,405,073
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 6/25/30	EUR	4,300,000	4,840,280
LVMH Moet Hennessy Louis Vuitton SE, 3.000%, 3/07/32	EUR	2,000,000	2,259,605
LVMH Moet Hennessy Louis Vuitton SE, 3.500%, 9/07/33	EUR	4,200,000	4,857,328
			15,475,647

Germany — 1.4%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,534,523
Kreditanstalt fuer Wiederaufbau, 0.050%, 9/29/34	EUR	3,500,000	3,155,410
Kreditanstalt fuer Wiederaufbau, 3.750%, 1/09/29	GBP	2,100,000	2,751,211
			7,441,144

Netherlands — 2.2%
BNG Bank NV, 0.100%, 1/15/30	EUR	1,000,000	1,041,957
BNG Bank NV, 0.125%, 4/19/33	EUR	4,000,000	3,778,938
BNG Bank NV, 2.750%, 8/28/34	EUR	5,000,000	5,576,941
Cooperatieve Rabobank UA, (SOFR + 0.710%), 4.348%, 3/05/27 ‡	USD	500,000	501,457
Cooperatieve Rabobank UA, (SOFR + 0.900%), 4.534%, 10/05/26 ‡	USD	1,110,000	1,111,898
			12,011,191

New Zealand — 5.4%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	29,000,000	14,776,520
New Zealand Government Bonds, 3.000%, 4/20/29	NZD	1,700,000	952,715
New Zealand Local Government Funding Agency Bonds, 2.250%, 5/15/31	NZD	15,000,000	7,864,440
New Zealand Local Government Funding Agency Bonds, 4.500%, 5/14/32	NZD	5,000,000	2,892,768
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	3,088,999
			29,575,442

Norway — 0.4%
Equinor ASA, 1.375%, 5/22/32	EUR	2,000,000	2,053,378

Singapore — 1.8%
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.239%, 3/21/28 ±‡	USD	3,400,000	3,410,107
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.239%, 3/21/28 ‡	USD	1,200,000	1,203,567
DBS Group Holdings Ltd., (SOFR + 0.650%), 4.289%, 3/21/30 ‡	USD	5,100,000	5,133,070
			9,746,744

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Supranational — 12.7%
Asian Development Bank, 2.150%, 7/11/28	EUR	600,000	$679,329
Asian Development Bank, (SOFR + 0.300%), 3.939%, 6/20/28 ‡	USD	1,700,000	1,701,812
Asian Development Bank, (SOFR + 1.000%), 4.635%, 4/06/27 ‡	USD	200,000	201,159
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,442,642
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.247%, 8/16/27 ‡	USD	5,000,000	5,020,340
European Bank for Reconstruction & Development, (SOFR + 0.330%), 3.958%, 2/20/28 ‡	USD	10,000,000	10,008,668
European Investment Bank, 1.375%, 5/12/28	SEK	2,450,000	248,191
European Investment Bank, 3.900%, 6/15/28	CAD	4,000,000	2,878,364
European Investment Bank, (SOFR + 0.320%), 3.947%, 8/14/29 ‡	USD	2,000,000	2,003,250
European Investment Bank, (SOFR + 1.000%), 4.632%, 5/21/28 ‡	USD	3,800,000	3,849,610
European Union, 3.000%, 12/04/34	EUR	5,000,000	5,672,157
European Union, 3.125%, 12/04/30	EUR	1,000,000	1,159,405
European Union, 3.250%, 7/04/34	EUR	7,200,000	8,329,218
Inter-American Development Bank, (SOFR + 0.270%), 3.909%, 3/20/28 ‡	USD	2,000,000	2,001,500
Inter-American Development Bank, (SOFR + 0.280%), 3.913%, 4/12/27 ‡	USD	1,000,000	1,000,542
Inter-American Development Bank, (SOFR + 0.350%), 3.985%, 10/04/27 ‡	USD	3,983,000	3,991,518
Inter-American Development Bank, (SOFR + 0.350%), 3.985%, 10/05/28 ‡	USD	3,020,000	3,029,466
Inter-American Development Bank, (SOFR + 0.370%), 4.000%, 8/01/29 ‡	USD	4,000,000	4,015,284
International Bank for Reconstruction & Development, 3.500%, 1/12/29	CAD	6,000,000	4,292,950
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,323,787
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	318,640
Nordic Investment Bank, (SOFR + 0.290%), 3.925%, 10/04/27 ±‡	USD	4,325,000	4,332,770
			69,500,602

Sweden — 1.7%
Svensk Exportkredit AB, (SOFR + 1.000%), 4.628%, 5/05/27 ‡	USD	3,000,000	3,020,996
Svensk Exportkredit AB, (SOFR + 1.000%), 4.628%, 8/03/26 ‡	USD	1,835,000	1,836,291
Svenska Handelsbanken AB, 0.050%, 9/06/28	EUR	2,500,000	2,690,038
Swedbank AB, (SOFR + 1.030%), 4.661%, 11/20/29 ±‡	USD	1,700,000	1,721,800
			9,269,125

United States — 35.7%
Alphabet, Inc., 2.500%, 5/06/29	EUR	1,700,000	1,920,061
Alphabet, Inc., 3.000%, 5/06/33	EUR	5,600,000	6,272,493
Amazon.com, Inc., 3.100%, 3/16/30	EUR	1,100,000	1,259,163
Amazon.Com, Inc., 3.400%, 6/12/29	CAD	5,000,000	3,538,456
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	10,000,000	10,344,945
Blackrock, Inc., 4.750%, 5/25/33	USD	5,000,000	5,014,244
Chevron USA, Inc., (SOFR + 0.470%), 4.105%, 2/26/28 ‡	USD	2,000,000	2,005,636
Eli Lilly & Co., (SOFR + 0.530%), 4.164%, 10/15/28 ‡	USD	6,200,000	6,215,732
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	11,100,000	11,032,080
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 3.750%, 8/12/26 ‡	USD	280,000	280,037
Morgan Stanley Bank NA, (SOFR + 1.165%), 4.791%, 10/30/26 ‡	USD	5,250,000	5,260,497
Nestle Finance International Ltd., 2.875%, 1/14/32	EUR	2,602,000	2,947,170
Nestle Holdings, Inc., 2.192%, 1/26/29	CAD	7,000,000	4,815,832
Procter & Gamble Co. (The), 2.900%, 11/03/33	EUR	2,600,000	2,910,171
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	5,126,198
Roche Holdings, Inc., (SOFR + 0.740%), 4.368%, 11/13/26 ±‡	USD	1,050,000	1,051,959

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
United States (Continued)
Sanofi SA, 2.750%, 3/11/31	EUR	5,200,000	$5,862,904
Shell International Finance BV, 1.875%, 4/07/32	EUR	1,800,000	1,911,973
State Street Corp., (SOFR + 0.640%), 4.270%, 10/22/27 ‡	USD	3,560,000	3,572,553
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	USD	18,116,140	17,029,079
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	USD	18,179,140	17,004,611
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	USD	17,905,020	16,557,307
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	USD	16,920,020	16,152,225
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	USD	27,220,000	26,772,886
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	USD	3,688,311	3,496,265
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	USD	9,206,095	9,018,457
U.S. Treasury Notes, 0.750%, 1/31/28	USD	4,000,000	3,793,438
Visa, Inc., 2.250%, 5/15/28	EUR	200,000	226,315
Visa, Inc., 3.125%, 5/15/33	EUR	3,100,000	3,512,893
Wells Fargo Bank NA, (SOFR + 1.070%), 4.708%, 12/11/26 ‡	USD	385,000	386,099
			195,291,679
TOTAL BONDS AND NOTES (Identified Cost $537,775,078)			538,563,440

	SHARES

SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 3.330%	3,008,059	3,008,059

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	6,008,000	6,008,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,016,059)		9,016,059

Total Investments — 100.0% (Identified Cost $546,791,137)		547,579,499
Cash and Other Assets, Less Liabilities — 0.0%		220,814

Net Assets — 100.0%		$547,800,313

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2026 amounted to $47,813,448 or 8.73% of the net assets of the Fund.

‡	Floating rate or variable rate note. Rate shown is as of June 30, 2026.
#	Zero coupon bond
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $5,718,038.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF June 30, 2026 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
07/01/26	USD	40,932,834	EUR	35,211,555	State Street Bank & Trust Co.	$40,232,719	$700,115	$—
07/02/26	USD	6,284,502	NZD	10,660,270	State Street Bank & Trust Co.	6,054,502	230,000	—
07/03/26	USD	249,812	AUD	349,042	State Street Bank & Trust Co.	241,655	8,157	—
07/10/26	USD	37,795,921	EUR	32,722,277	State Street Bank & Trust Co.	37,400,527	395,395	—
07/13/26	USD	7,510,468	AUD	10,723,851	State Street Bank & Trust Co.	7,423,252	87,216	—
07/13/26	USD	6,027,903	NZD	10,365,448	State Street Bank & Trust Co.	5,889,583	138,320	—
07/20/26	USD	6,541,062	NZD	11,207,938	State Street Bank & Trust Co.	6,369,667	171,395	—
07/22/26	USD	1,747,324	NZD	3,017,506	State Street Bank & Trust Co.	1,715,009	32,316	—
07/23/26	USD	6,635,225	NZD	11,505,063	State Street Bank & Trust Co.	6,539,139	96,086	—
07/27/26	USD	1,715,686	EUR	1,506,048	State Street Bank & Trust Co.	1,722,555	—	(6,869)
08/03/26	USD	256,440	SEK	2,394,753	State Street Bank & Trust Co.	247,402	9,038	—
08/04/26	USD	10,120,130	CAD	14,235,177	State Street Bank & Trust Co.	10,051,445	68,686	—
08/10/26	USD	3,224,192	CAD	4,481,820	State Street Bank & Trust Co.	3,165,458	58,734	—
08/14/26	USD	277,401	AUD	392,239	State Street Bank & Trust Co.	271,358	6,043	—
08/14/26	USD	4,765,319	CAD	6,642,910	State Street Bank & Trust Co.	4,692,651	72,668	—
08/21/26	USD	38,245,557	EUR	32,930,453	State Street Bank & Trust Co.	37,703,875	541,681	—
08/24/26	USD	5,647,242	CAD	7,956,809	State Street Bank & Trust Co.	5,623,325	23,917	—
08/24/26	USD	39,931,367	EUR	34,957,670	State Street Bank & Trust Co.	40,030,025	—	(98,658)
08/31/26	USD	40,250,262	EUR	35,211,555	State Street Bank & Trust Co.	40,332,688	—	(82,426)
08/31/26	USD	6,047,913	NZD	10,660,270	State Street Bank & Trust Co.	6,066,748	—	(18,835)
09/02/26	USD	2,812,374	GBP	2,094,813	State Street Bank & Trust Co.	2,778,608	33,766	—
09/16/26	USD	3,977,869	CAD	5,601,301	State Street Bank & Trust Co.	3,962,773	15,097	—
09/16/26	USD	1,785,897	CAD	2,528,445	State Street Bank & Trust Co.	1,788,808	—	(2,911)
09/23/26	USD	13,228,084	AUD	19,085,228	State Street Bank & Trust Co.	13,194,195	33,887	—
09/24/26	USD	18,266,199	CAD	25,878,274	State Street Bank & Trust Co.	18,314,968	—	(48,770)
09/25/26	USD	51,370,373	CAD	72,876,703	State Street Bank & Trust Co.	51,579,799	—	(209,426)
							$2,722,517	$(467,895)
Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
07/01/26	EUR	35,211,555	USD	40,148,919	State Street Bank & Trust Co.	$40,232,719	$83,800	$—
07/02/26	NZD	10,660,270	USD	6,035,845	State Street Bank & Trust Co.	6,054,502	18,657	—
							$102,457	$—
Total							$2,824,974	$(467,895)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 95.0%
Aerospace & Defense — 2.0%
ATI, Inc. *	1,233	$243,024
Axon Enterprise, Inc. *	479	268,532
Boeing Co. (The)	8,201	1,775,271
BWX Technologies, Inc.	1,140	221,901
Carpenter Technology Corp.	592	365,169
Curtiss-Wright Corp.	354	268,247
General Dynamics Corp.	2,193	776,848
General Electric Co.	5,444	2,034,586
HEICO Corp.	574	204,453
HEICO Corp., Class A	455	117,349
Hexcel Corp.	452	45,227
Honeywell Aerospace, Inc. *	4,721	1,043,719
Howmet Aerospace, Inc.	1,946	523,202
Huntington Ingalls Industries, Inc.	381	106,638
Kratos Defense & Security Solutions, Inc. *	768	38,293
L3Harris Technologies, Inc.	1,182	343,477
Lockheed Martin Corp.	3,963	2,018,990
Moog, Inc., Class A	182	77,139
Northrop Grumman Corp.	1,266	644,787
Rocket Lab Corp. *	1,262	128,282
RTX Corp.	12,597	2,390,029
Textron, Inc.	2,582	236,847
TransDigm Group, Inc.	677	901,791
Woodward, Inc.	559	237,821
		15,011,622
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	1,901	358,034
Expeditors International of Washington, Inc.	2,033	331,338
FedEx Corp.	2,834	887,411
United Parcel Service, Inc., Class B	14,446	1,552,945
		3,129,728
Automobile Components — 0.1%
Aptiv PLC *	2,924	179,475
Autoliv, Inc.	1,465	170,189
BorgWarner, Inc.	2,570	170,648
Lear Corp.	324	43,436
		563,748
Automobiles — 1.1%
Ford Motor Co.	31,922	443,716
General Motors Co.	7,922	610,628
Rivian Automotive, Inc., Class A *	3,399	58,972
Tesla, Inc. *	17,562	7,386,577
		8,499,893
Beverages — 1.3%
Brown-Forman Corp., Class B @	4,083	108,812
Coca-Cola Co. (The)	57,084	4,639,217
Coca-Cola Consolidated, Inc.	1,320	252,014
Constellation Brands, Inc., Class A	1,757	244,381
Keurig Dr Pepper, Inc.	3,375	110,464
Molson Coors Beverage Co., Class B	1,400	54,544
Monster Beverage Corp. *	6,514	626,126
PepsiCo, Inc.	26,459	3,582,548
		9,618,106
Biotechnology — 2.1%
AbbVie, Inc.	22,326	5,618,115
Alnylam Pharmaceuticals, Inc. *	1,198	360,634
Amgen, Inc.	11,547	4,181,400
Arrowhead Pharmaceuticals, Inc. *	397	32,359
Biogen, Inc. *	1,615	348,937
BioMarin Pharmaceutical, Inc. *	1,169	66,890
Bridgebio Pharma, Inc. *	679	50,572
Exelixis, Inc. *	3,578	194,679
Gilead Sciences, Inc.	18,725	2,365,717
Halozyme Therapeutics, Inc. *	3,014	235,906
Incyte Corp. *	894	101,344
Insmed, Inc. *	516	55,016
Moderna, Inc. *	1,071	75,002
Natera, Inc. *	492	133,553
Neurocrine Biosciences, Inc. *	608	102,469
Regeneron Pharmaceuticals, Inc.	622	387,842
Revolution Medicines, Inc. *	337	63,113
Roivant Sciences Ltd. *	1,541	54,536
United Therapeutics Corp. *	441	238,947
Vaxcyte, Inc. *	179	10,405
Vertex Pharmaceuticals, Inc. *	2,429	1,206,557
		15,883,993
Broadline Retail — 3.9%
Amazon.com, Inc.	117,079	27,904,609
Coupang, Inc. *	3,791	65,850
eBay, Inc.	6,141	686,257
Etsy, Inc. *	1,250	94,162
Ollie’s Bargain Outlet Holdings, Inc. *	691	53,124
		28,804,002
Building Products — 0.5%
A.O. Smith Corp.	1,521	95,397
AAON, Inc.	521	66,094
Advanced Drainage Systems, Inc.	200	31,392
Allegion PLC	2,478	348,134
Armstrong World Industries, Inc.	243	38,982
Builders FirstSource, Inc. *	2,521	225,579
Carlisle Cos., Inc.	606	219,827
Carrier Global Corp.	5,139	376,946
Fortune Brands Innovations, Inc.	397	21,795
Johnson Controls International PLC	580	84,744
Lennox International, Inc.	567	324,863
Masco Corp.	4,275	347,857
Modine Manufacturing Co. *	204	54,472
Owens Corning	1,113	176,922
Simpson Manufacturing Co., Inc.	116	24,285
Trane Technologies PLC	3,115	1,529,963
UFP Industries, Inc.	812	73,681
Zurn Elkay Water Solutions Corp.	642	32,440
		4,073,373

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	600	$203,040
Ameriprise Financial, Inc.	1,406	645,017
Ares Management Corp., Class A	1,606	178,764
Bank of New York Mellon Corp. (The)	4,707	680,679
Blackrock, Inc.	1,218	1,171,180
Blackstone, Inc.	6,683	786,389
Carlyle Group, Inc. (The)	1,219	51,332
Cboe Global Markets, Inc.	980	237,817
Charles Schwab Corp. (The)	14,444	1,332,748
CME Group, Inc.	2,288	505,259
Coinbase Global, Inc., Class A *	739	108,034
Evercore, Inc., Class A	400	136,576
FactSet Research Systems, Inc.	469	107,907
Franklin Resources, Inc.	2,732	90,894
Goldman Sachs Group, Inc. (The)	2,257	2,282,662
Houlihan Lokey, Inc.	916	122,863
Interactive Brokers Group, Inc., Class A	3,848	334,930
Intercontinental Exchange, Inc.	3,821	470,403
Invesco Ltd.	2,611	68,904
Jefferies Financial Group, Inc.	1,620	80,968
KKR & Co., Inc.	5,286	485,149
LPL Financial Holdings, Inc.	1,023	288,159
Moody’s Corp.	2,547	1,153,587
Morgan Stanley	11,897	2,486,949
Morningstar, Inc.	304	47,430
MSCI, Inc.	874	489,475
Nasdaq, Inc.	3,887	306,373
Northern Trust Corp.	1,618	281,273
PJT Partners, Inc., Class A	284	42,867
Raymond James Financial, Inc.	1,798	273,350
Robinhood Markets, Inc., Class A *	1,886	189,128
S&P Global, Inc.	2,006	816,964
SEI Investments Co.	1,932	169,456
State Street Corp.	1,628	276,109
Stifel Financial Corp.	2,517	175,611
StoneX Group, Inc. *	298	35,313
T Rowe Price Group, Inc.	3,705	421,221
Tradeweb Markets, Inc., Class A	325	32,389
		17,567,169
Chemicals — 1.0%
Air Products & Chemicals, Inc.	2,422	710,082
Albemarle Corp.	956	129,089
Axalta Coating Systems Ltd. *	1,604	54,889
Celanese Corp.	1,241	57,086
CF Industries Holdings, Inc.	1,971	213,380
Corteva, Inc.	5,428	459,697
Dow, Inc.	2,782	76,115
DuPont de Nemours, Inc.	478	64,836
Eastman Chemical Co.	1,476	98,862
Ecolab, Inc.	3,171	883,472
Element Solutions, Inc.	1,684	80,411
International Flavors & Fragrances, Inc.	1,457	115,423
Linde PLC	4,857	2,520,492
LyondellBasell Industries NV, Class A	3,118	164,163
Mosaic Co. (The)	1,614	34,201
PPG Industries, Inc.	3,241	393,101
RPM International, Inc.	1,444	160,501
Sherwin Williams Co. (The)	3,806	1,310,482
Solstice Advanced Materials, Inc.	1,756	155,582
		7,681,864
Commercial Banks — 2.6%
Bank of America Corp.	51,509	2,934,983
BOK Financial Corp.	300	41,664
Citigroup, Inc.	5,386	753,825
Citizens Financial Group, Inc.	454	31,812
Columbia Banking System, Inc.	1,378	44,165
Commerce Bancshares, Inc.	2,759	159,332
Cullen/Frost Bankers, Inc.	699	108,009
East West Bancorp, Inc.	1,577	203,575
Fifth Third Bancorp	8,649	487,544
First Citizens Bancshares, Inc., Class A	112	233,048
First Horizon Corp.	3,862	99,022
FNB Corp.	5,930	113,144
Glacier Bancorp, Inc.	919	47,402
Home BancShares, Inc.	1,840	52,532
Huntington Bancshares, Inc.	14,700	260,631
JPMorgan Chase & Co.	25,108	8,218,602
KeyCorp	4,839	111,539
M&T Bank Corp.	522	124,241
Old National Bancorp	2,043	52,914
Pinnacle Financial Partners, Inc.	1,679	169,378
PNC Financial Services Group, Inc. (The)	2,775	683,260
Popular, Inc.	1,642	269,584
Prosperity Bancshares, Inc.	1,026	74,929
Regions Financial Corp.	3,661	110,562
Southstate Bank Corp.	400	39,960
Truist Financial Corp.	3,912	194,896
U.S. Bancorp	15,032	907,933
UMB Financial Corp.	355	50,680
United Bankshares, Inc.	556	25,481
Valley National Bancorp	3,256	47,700
Webster Financial Corp.	377	28,810
Wells Fargo & Co.	31,501	2,603,243
Western Alliance Bancorp	1,740	143,028
Wintrust Financial Corp.	600	96,432
Zions Bancorp NA	2,092	144,745
		19,668,605

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.5%
Casella Waste Systems, Inc., Class A *	549	$53,237
Cintas Corp.	5,631	957,720
Clean Harbors, Inc. *	642	191,797
Copart, Inc. *	5,688	160,345
MSA Safety, Inc.	600	104,748
Republic Services, Inc.	2,738	583,413
Rollins, Inc.	4,375	182,613
Tetra Tech, Inc.	3,200	92,448
Veralto Corp.	2,108	186,937
Waste Management, Inc.	6,265	1,396,343
		3,909,601
Communications Equipment — 1.3%
Arista Networks, Inc.	9,994	1,697,781
Ciena Corp. *	2,569	1,260,249
Cisco Systems, Inc.	43,228	5,077,561
F5, Inc. *	612	254,567
Lumentum Holdings, Inc. *	314	269,431
Motorola Solutions, Inc.	2,888	1,199,357
Viasat, Inc. *	643	57,748
		9,816,694
Computers & Peripherals — 7.2%
Apple, Inc.	152,923	44,249,799
Dell Technologies, Inc., Class C	3,734	1,611,072
Everpure, Inc., Class A *	2,027	159,707
Hewlett Packard Enterprise Co.	6,204	279,862
HP, Inc.	16,520	362,449
IonQ, Inc. *@	1,045	55,657
NetApp, Inc.	3,794	587,160
Sandisk Corp. *	821	1,866,732
Seagate Technology Holdings PLC	2,763	2,666,295
Super Micro Computer, Inc. *	1,322	38,774
Western Digital Corp.	2,465	1,574,445
		53,451,952
Construction & Engineering — 0.5%
AECOM	1,355	94,579
API Group Corp. *	2,782	117,818
Argan, Inc.	64	51,107
Comfort Systems USA, Inc.	533	1,056,379
EMCOR Group, Inc.	656	544,401
Everus Construction Group, Inc. *	1	166
Fluor Corp. *	831	43,536
IES Holdings, Inc. *	71	52,161
MasTec, Inc. *	555	230,913
MYR Group, Inc. *	83	41,533
Quanta Services, Inc.	1,363	981,415
Sterling Infrastructure, Inc. *	349	292,937
Valmont Industries, Inc.	200	115,520
		3,622,465
Construction Materials — 0.1%
CRH PLC	936	100,152
Eagle Materials, Inc.	548	123,300
James Hardie Industries PLC *	786	20,577
Martin Marietta Materials, Inc.	376	216,839
Vulcan Materials Co.	1,259	371,418
		832,286
Consumer Finance — 0.5%
Ally Financial, Inc.	1,983	91,119
American Express Co.	7,047	2,383,648
Capital One Financial Corp.	4,033	809,100
Credit Acceptance Corp. *	86	54,760
FirstCash Holdings, Inc.	286	61,867
OneMain Holdings, Inc.	677	41,277
SoFi Technologies, Inc. *@	6,056	108,584
Synchrony Financial	2,776	211,115
		3,761,470
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	2,313	31,295
BJ’s Wholesale Club Holdings, Inc. *	2,341	204,182
Casey’s General Stores, Inc.	347	275,792
Costco Wholesale Corp.	5,371	5,024,409
Dollar General Corp.	4,564	525,362
Dollar Tree, Inc. *	1,472	178,038
Kroger Co. (The)	9,608	533,532
Maplebear, Inc. *	876	41,479
Performance Food Group Co. *	1,336	149,352
Sprouts Farmers Market, Inc. *	1,478	125,009
Sysco Corp.	9,579	800,613
Target Corp.	10,013	1,307,798
U.S. Foods Holding Corp. *	1,600	163,600
Walmart, Inc.	55,374	6,271,659
		15,632,120
Containers & Packaging — 0.2%
Amcor PLC	6,450	279,607
AptarGroup, Inc.	845	105,794
Avery Dennison Corp.	2,080	337,688
Ball Corp.	2,814	175,594
Crown Holdings, Inc.	1,488	166,388
International Paper Co.	4,336	165,202
Packaging Corp. of America	1,160	276,405
Smurfit Westrock PLC	1	46
		1,506,724
Distributors — 0.1%
Genuine Parts Co.	2,179	257,078
LKQ Corp.	4,303	113,298
Pool Corp.	484	104,012
		474,388

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Diversified Consumer Services — 0.0%
Liberty Live Holdings, Inc., Class A *	328	$33,213
Liberty Live Holdings, Inc., Class C *	367	38,770
Service Corp. International	2,063	156,706
		228,689
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. *@	701	62,291
AT&T, Inc.	55,778	1,154,605
Comcast Corp., Class A	55,820	1,370,381
Liberty Capital Corp., Class C *	291	6,274
Lumen Technologies, Inc. *	5,202	39,951
Verizon Communications, Inc.	59,788	2,531,424
		5,164,926
Electric Utilities — 1.7%
Alliant Energy Corp.	4,621	352,536
American Electric Power Co., Inc.	8,417	1,151,530
Constellation Energy Corp.	3,987	990,251
Duke Energy Corp.	12,215	1,546,175
Edison International	5,709	425,035
Entergy Corp.	5,738	659,067
Evergy, Inc.	3,652	315,642
Eversource Energy	5,876	424,659
Exelon Corp.	15,965	744,288
FirstEnergy Corp.	5,602	266,319
IDACORP, Inc.	647	97,891
NextEra Energy, Inc.	26,026	2,284,302
NRG Energy, Inc.	3,712	542,175
OGE Energy Corp.	3,314	161,259
PG&E Corp.	2,100	35,322
Pinnacle West Capital Corp.	1,978	211,646
PPL Corp.	9,200	334,420
Southern Co. (The)	16,775	1,605,535
Xcel Energy, Inc.	9,222	740,527
		12,888,579
Electrical Equipment — 0.9%
Acuity, Inc.	354	133,338
AMETEK, Inc.	2,082	503,719
Bloom Energy Corp., Class A	447	135,307
Eaton Corp. PLC	4,909	2,091,823
Emerson Electric Co.	5,965	853,890
EnerSys	53	12,392
GE Vernova, Inc.	682	801,254
Generac Holdings, Inc. *	668	195,597
Hubbell, Inc.	662	346,358
Nextpower, Inc., Class A	947	112,826
nVent Electric PLC	1,736	294,443
Regal Rexnord Corp.	1,098	261,533
Rockwell Automation, Inc.	1,446	715,886
Sensata Technologies Holding PLC	977	46,642
Vertiv Holdings Co., Class A	1,257	420,869
		6,925,877
Electronic Equipment, Instruments & Components — 1.2%
Advanced Energy Industries, Inc.	121	45,117
Amphenol Corp., Class A	15,581	2,747,242
Arrow Electronics, Inc.	651	138,930
Avnet, Inc.	532	47,252
CDW Corp.	2,939	413,341
Cognex Corp.	252	18,250
Coherent Corp. *	812	320,310
Corning, Inc.	7,647	1,953,273
Fabrinet *	506	284,412
Flex Ltd. *	4,248	688,473
Jabil, Inc.	2,001	771,345
Keysight Technologies, Inc. *	1,071	374,925
Littelfuse, Inc.	36	16,392
Plexus Corp. *	125	37,584
Ralliant Corp.	1	74
TD SYNNEX Corp.	836	223,496
TE Connectivity PLC	3,575	720,756
Teledyne Technologies, Inc. *	294	196,069
Trimble, Inc. *	1,892	96,833
TTM Technologies, Inc. *	411	76,865
Zebra Technologies Corp., Class A *	374	98,459
		9,269,398
Energy Equipment & Services — 0.2%
Archrock, Inc.	801	32,609
Baker Hughes Co.	3,464	192,252
Halliburton Co.	2,470	83,856
Kodiak Gas Services, Inc.	429	32,231
Noble Corp. PLC	397	14,808
NOV, Inc.	2,708	50,233
SLB Ltd.	9,537	443,375
TechnipFMC PLC	4,963	329,047
Transocean Ltd. *	6,746	32,988
Valaris Ltd. *	458	33,251
Weatherford International PLC	456	37,164
		1,281,814
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C	58	3,010
Liberty Media Corp.-Liberty Formula One, Class A *	2	175

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Entertainment (Continued)
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	$163,926
Live Nation Entertainment, Inc. *	2,466	451,549
Netflix, Inc. *	47,470	3,389,358
ROBLOX Corp., Class A *	2,437	132,524
Roku, Inc. *	1,025	141,594
Spotify Technology SA *	572	262,622
Take-Two Interactive Software, Inc. *	2,052	512,959
TKO Group Holdings, Inc.	628	126,423
Walt Disney Co. (The)	11,325	1,090,031
Warner Bros Discovery, Inc. *	7,497	199,870
Warner Music Group Corp., Class A	1,467	39,712
		6,513,753
Financial Services — 3.4%
Affirm Holdings, Inc. *	1,361	110,990
Apollo Global Management, Inc.	5,497	650,350
Berkshire Hathaway, Inc., Class B	12,209	6,109,261
Block, Inc. *	2,239	170,164
Corebridge Financial, Inc.	814	23,305
Corpay, Inc. *	1,166	388,593
Equitable Holdings, Inc.	7,584	332,786
Essent Group Ltd.	700	44,996
Fidelity National Information Services, Inc.	5,177	201,282
Fiserv, Inc. *	5,152	252,706
Global Payments, Inc.	2,160	156,730
Jack Henry & Associates, Inc.	953	131,266
Jackson Financial, Inc., Class A	477	48,840
MasterCard, Inc., Class A	14,682	7,540,675
PayPal Holdings, Inc.	8,856	382,402
Rocket Cos., Inc., Class A *	1,367	21,530
Toast, Inc., Class A *	2,632	73,222
Visa, Inc., Class A	25,892	8,883,286
Voya Financial, Inc.	1,206	109,179
		25,631,563
Food Products — 0.3%
Archer-Daniels-Midland Co.	455	34,762
Bunge Global SA	836	89,226
Campbell’s Co. (The) @	2,104	46,856
Conagra Brands, Inc.	1,972	26,543
Darling Ingredients, Inc. *	739	40,364
Flowers Foods, Inc. @	2	16
General Mills, Inc.	8,511	296,183
Hershey Co. (The)	2,946	516,876
Hormel Foods Corp.	3,316	82,303
Ingredion, Inc.	866	82,019
J.M. Smucker Co. (The)	1,268	142,650
Kraft Heinz Co. (The)	3,268	77,190
Lamb Weston Holdings, Inc.	3,122	134,808
McCormick & Co., Inc.	2,892	145,815
Mondelez International, Inc., Class A	11,759	680,141
Pilgrim’s Pride Corp.	940	26,423
Tyson Foods, Inc., Class A	2,688	153,888
		2,576,063
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	406,557
MDU Resources Group, Inc.	1	21
National Fuel Gas Co.	1,600	123,536
New Jersey Resources Corp.	712	39,901
Southwest Gas Holdings, Inc.	300	26,604
UGI Corp.	2,799	96,677
		693,296
Ground Transportation — 0.9%
CSX Corp.	22,426	1,065,908
Fedex Freight Holding Co., inc. *	1,417	213,967
JB Hunt Transport Services, Inc.	913	264,249
Knight-Swift Transportation Holdings, Inc.	2,249	175,130
Norfolk Southern Corp.	2,101	660,953
Old Dominion Freight Line, Inc.	2,293	496,664
Ryder System, Inc.	259	68,316
Saia, Inc. *	200	84,232
U-Haul Holding Co.	152	9,947
U-Haul Holding Co.	869	50,141
Uber Technologies, Inc. *	9,836	709,766
Union Pacific Corp.	9,280	2,524,160
XPO, Inc. *	1,854	380,608
		6,704,041
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	17,149	1,556,100
ABIOMED, Inc. CVR *¶§	350	—
Align Technology, Inc.	581	97,991
Baxter International, Inc.	5,511	117,494
Becton Dickinson & Co.	1,681	254,386
Boston Scientific Corp. *	10,979	468,584
Cooper Cos., Inc. (The) *	1,444	103,549
Dexcom, Inc. *	3,076	207,169
Edwards Lifesciences Corp.	3,681	332,983
Envista Holdings Corp. *	1	26
GE HealthCare Technologies, Inc.	909	58,185
Globus Medical, Inc., Class A *	57	4,504
IDEXX Laboratories, Inc. *	1,286	677,002
Insulet Corp. *	521	79,322
Intuitive Surgical, Inc. *	1,973	784,623
Medtronic PLC	7,672	600,180
Penumbra, Inc. *	300	94,725
ResMed, Inc.	1,368	266,596

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Solventum Corp. *	3,287	$253,592
STERIS PLC	889	187,197
Stryker Corp.	3,275	1,031,101
Zimmer Biomet Holdings, Inc.	1,186	102,103
		7,277,412
Health Care Providers & Services — 1.4%
BrightSpring Health Services, Inc. *	592	41,286
Cardinal Health, Inc.	3,943	936,699
Cencora, Inc.	2,652	750,463
Centene Corp. *	1,984	127,353
Cigna Group (The)	2,466	679,827
CVS Health Corp.	4,313	446,180
DaVita, Inc. *	394	87,657
Elevance Health, Inc.	1,860	719,318
Encompass Health Corp.	1,240	125,339
Ensign Group, Inc. (The)	687	110,126
HCA Healthcare, Inc.	1,957	763,015
HealthEquity, Inc. *	331	29,896
Henry Schein, Inc. *	1,420	118,598
Humana, Inc.	739	293,545
Labcorp Holdings, Inc.	579	162,120
McKesson Corp.	1,426	1,077,486
Molina Healthcare, Inc. *	831	190,050
Quest Diagnostics, Inc.	980	207,711
Tenet Healthcare Corp. *	1,281	239,649
UnitedHealth Group, Inc.	8,220	3,416,479
Universal Health Services, Inc., Class B	662	98,433
		10,621,230
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A *	1,016	180,310
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A	1,780	254,718
Aramark	2,445	139,121
Booking Holdings, Inc.	9,378	1,671,535
Brinker International, Inc. *	384	64,512
Carnival Corp. Ltd.	4,670	133,422
Chipotle Mexican Grill, Inc. *	20,879	709,886
Churchill Downs, Inc.	148	13,267
Darden Restaurants, Inc.	1,819	374,732
Domino’s Pizza, Inc.	399	118,120
DoorDash, Inc., Class A *	810	149,469
Dutch Bros, Inc., Class A *	691	49,621
Expedia Group, Inc.	2,025	518,157
Hilton Worldwide Holdings, Inc.	3,388	1,119,598
Hyatt Hotels Corp., Class A	300	58,152
Las Vegas Sands Corp.	3,185	147,115
Marriott International, Inc., Class A	2,816	1,043,581
McDonald’s Corp.	8,872	2,398,190
Norwegian Cruise Line Holdings Ltd. *	2,479	52,332
Royal Caribbean Cruises Ltd.	2,550	809,702
Starbucks Corp.	14,262	1,457,434
Texas Roadhouse, Inc.	971	187,626
Vail Resorts, Inc. @	666	90,676
Wingstop, Inc.	324	56,185
Wyndham Hotels & Resorts, Inc.	1	84
Wynn Resorts Ltd.	738	71,652
Yum! Brands, Inc.	3,476	555,673
		12,244,560
Household Durables — 0.3%
Dr. Horton, Inc.	1,600	260,608
Garmin Ltd.	1,512	359,161
Lennar Corp., Class A	1,783	161,344
Lennar Corp., Class B @	72	6,387
Mohawk Industries, Inc. *	600	72,798
NVR, Inc. *	38	258,909
PulteGroup, Inc.	1,926	264,267
SharkNinja, Inc. *	397	60,451
Somnigroup International, Inc.	3,440	269,696
Toll Brothers, Inc.	1,051	173,152
TopBuild Corp. *	361	127,985
		2,014,758
Household Products — 1.0%
Church & Dwight Co., Inc.	1,955	189,400
Clorox Co. (The)	2,311	220,562
Colgate-Palmolive Co.	12,032	1,103,094
Kimberly-Clark Corp.	4,287	470,584
Procter & Gamble Co. (The)	35,012	5,134,160
		7,117,800
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	161,260
Clearway Energy, Inc., Class C	2,400	82,032
Ormat Technologies, Inc.	433	47,153
Talen Energy Corp. *	107	41,116
Vistra Corp.	3,525	559,171
		890,732
Industrial Conglomerates — 0.3%
3M Co.	5,998	971,136
Honeywell International, Inc.	4,721	1,057,032
		2,028,168
Insurance — 1.7%
Aflac, Inc.	3,641	426,907
Allstate Corp. (The)	2,506	596,278
American Financial Group, Inc.	429	60,034
American International Group, Inc.	6,543	487,650
Aon PLC, Class A	3,262	1,081,973
Arch Capital Group Ltd. *	3,373	327,383
Arthur J Gallagher & Co.	1,622	372,363
Assurant, Inc.	793	212,944

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Insurance (Continued)
Axis Capital Holdings Ltd.	1,300	$139,672
Brown & Brown, Inc.	1,861	119,383
Chubb Ltd.	3,276	1,116,264
Cincinnati Financial Corp.	1,150	212,911
Erie Indemnity Co., Class A @	350	83,913
Everest Group Ltd.	191	68,231
Fidelity National Financial, Inc.	2,857	134,736
First American Financial Corp.	2,024	138,826
Globe Life, Inc.	857	153,129
Hanover Insurance Group, Inc. (The)	243	52,031
Hartford Insurance Group, Inc. (The)	3,562	472,036
Kinsale Capital Group, Inc.	257	84,761
Lincoln National Corp.	1,449	51,222
Loews Corp.	1,471	166,532
Markel Group, Inc. *	100	195,301
Marsh & McLennan Cos., Inc.	7,886	1,314,360
MetLife, Inc.	4,850	410,358
Old Republic International Corp.	2,863	117,154
Primerica, Inc.	435	123,627
Principal Financial Group, Inc.	2,619	282,276
Progressive Corp. (The)	6,652	1,453,129
Prudential Financial, Inc.	1,064	114,838
Reinsurance Group of America, Inc.	649	138,010
RenaissanceRe Holdings Ltd.	783	248,133
Travelers Cos., Inc. (The)	3,435	1,133,962
Unum Group	1,700	151,980
W.R. Berkley Corp.	2,276	160,526
Willis Towers Watson PLC	1,050	274,439
		12,677,272
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	59,070	21,109,846
Alphabet, Inc., Class C	53,433	18,879,482
Match Group, Inc.	2,359	89,760
Meta Platforms, Inc., Class A	33,180	18,689,962
Reddit, Inc., Class A *	269	46,693
		58,815,743
IT Services — 1.0%
Accenture PLC, Class A	7,867	978,969
Akamai Technologies, Inc. *	1,609	190,200
Cloudflare, Inc., Class A *	1,393	341,675
Cognizant Technology Solutions Corp., Class A	4,623	179,049
CoreWeave, Inc., Class A *	1,019	101,431
EPAM Systems, Inc. *	476	37,771
Gartner, Inc. *	985	127,676
GoDaddy, Inc., Class A *	2,137	181,388
International Business Machines Corp.	16,047	4,512,577
MongoDB, Inc. *	284	95,396
Okta, Inc. *	1,243	169,607
Snowflake, Inc. *	834	212,253
Twilio, Inc., Class A *	609	125,655
VeriSign, Inc.	1,032	259,610
		7,513,257
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	738	60,951
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,711	360,102
Bio-Rad Laboratories, Inc., Class A	223	65,475
Bio-Techne Corp.	1,495	105,622
Charles River Laboratories International, Inc. *	640	145,145
Danaher Corp.	5,259	1,001,734
Illumina, Inc. *	948	166,687
IQVIA Holdings, Inc. *	2,227	430,301
Medpace Holdings, Inc. *	463	245,200
Mettler-Toledo International, Inc. *	264	337,263
Revvity, Inc.	1,223	136,071
Thermo Fisher Scientific, Inc.	2,316	1,161,150
Waters Corp. *	994	372,790
West Pharmaceutical Services, Inc.	650	233,350
		4,760,890
Machinery — 2.4%
AGCO Corp.	829	99,231
Allison Transmission Holdings, Inc.	1,376	155,130
Caterpillar, Inc.	6,947	7,397,860
CNH Industrial NV	6,879	77,251
Crane Co.	560	124,919
Cummins, Inc.	1,437	1,024,883
Deere & Co.	2,199	1,394,892
Donaldson Co., Inc.	1,457	130,795
Dover Corp.	1,329	298,068
Esab Corp.	564	55,627
ESCO Technologies, Inc.	128	44,805
Federal Signal Corp.	808	103,820
Flowserve Corp.	1,196	88,695
Fortive Corp.	2,248	137,330
Franklin Electric Co., Inc.	300	32,157
Gates Industrial Corp. PLC *	530	14,824
Graco, Inc.	1,841	139,198
IDEX Corp.	810	183,830
Illinois Tool Works, Inc.	5,245	1,418,615
Ingersoll Rand, Inc.	2,507	205,549
ITT, Inc.	917	181,346
Lincoln Electric Holdings, Inc.	818	217,187
Middleby Corp. (The) *	612	105,270
Mueller Industries, Inc.	776	95,394
Nordson Corp.	589	177,696
Oshkosh Corp.	906	139,053
Otis Worldwide Corp.	5,642	403,967
PACCAR, Inc.	3,282	394,234

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Parker-Hannifin Corp.	1,172	$1,146,357
Pentair PLC	1,393	106,788
RBC Bearings, Inc. *	285	183,557
Snap-on, Inc.	598	240,635
SPX Technologies, Inc.	182	44,621
Stanley Black & Decker, Inc.	1,936	182,216
Terex Corp.	681	49,298
Timken Co., (The)	236	34,296
Toro Co. (The)	1,219	118,755
Watts Water Technologies, Inc., Class A	314	122,915
Westinghouse Air Brake Technologies Corp.	1,058	285,237
Xylem, Inc.	1,587	187,599
		17,543,900
Marine Transportation — 0.0%
Kirby Corp. *	322	43,782
Media — 0.2%
Charter Communications, Inc., Class A *@	1,657	235,642
Fox Corp., Class A	3,686	192,262
Fox Corp., Class B	661	30,961
Liberty Broadband Corp., Class A *	39	1,298
Liberty Broadband Corp., Class C *	322	10,710
New York Times Co. (The), Class A	749	52,415
News Corp., Class A	3,913	97,160
News Corp., Class B	1,525	42,791
Omnicom Group, Inc.	6,773	493,278
Paramount Skydance Corp., Class B	447	4,407
Trade Desk, Inc. (The), Class A *	3,136	56,699
Versant Media Group, Inc.	1	36
		1,217,659
Metals & Mining — 0.3%
Alcoa Corp.	2,296	119,713
Cleveland-Cliffs, Inc. *	892	8,376
Commercial Metals Co.	1,475	92,556
Freeport-McMoRan, Inc.	6,585	414,131
Hecla Mining Co.	3,598	55,517
Newmont Corp.	4,649	434,217
Nucor Corp.	1,446	322,097
Reliance, Inc.	516	192,778
Royal Gold, Inc.	1,115	222,565
Southern Copper Corp.	1,474	256,859
Steel Dynamics, Inc.	1,261	289,349
		2,408,158
Multi-Utilities — 0.7%
Ameren Corp.	3,328	376,197
Black Hills Corp.	545	40,548
CenterPoint Energy, Inc.	6,700	295,068
CMS Energy Corp.	5,199	397,723
Consolidated Edison, Inc.	5,063	560,120
Dominion Energy, Inc.	13,388	914,267
DTE Energy Co.	3,247	494,745
NiSource, Inc.	5,791	275,362
Public Service Enterprise Group, Inc.	8,415	682,961
Sempra	5,686	527,149
WEC Energy Group, Inc.	4,154	485,063
		5,049,203
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	3,600	81,900
Antero Resources Corp. *	3,300	115,962
APA Corp.	1,655	53,903
Cheniere Energy, Inc.	3,277	783,236
Chevron Corp.	18,360	3,043,354
Chord Energy Corp.	237	27,089
ConocoPhillips	17,157	1,783,642
Devon Energy Corp.	10,964	453,032
Diamondback Energy, Inc.	793	139,394
DT Midstream, Inc.	980	143,805
EOG Resources, Inc.	6,600	856,218
EQT Corp.	3,800	202,046
Expand Energy Corp.	1,555	141,800
Exxon Mobil Corp.	39,346	5,379,385
HF Sinclair Corp.	2,161	150,514
Kinder Morgan, Inc.	8,265	264,232
Marathon Petroleum Corp.	2,105	538,185
Matador Resources Co.	656	32,656
Occidental Petroleum Corp.	12,838	623,542
ONEOK, Inc.	5,894	512,424
Ovintiv, Inc.	3,035	159,793
Permian Resources Corp., Class A	2,910	53,573
Phillips 66	2,402	406,058
Range Resources Corp.	3,129	116,367
Targa Resources Corp.	1,997	535,476
Texas Pacific Land Corp.	522	228,448
Valero Energy Corp.	1,909	497,180
Viper Energy, Inc., Class A	1,275	54,060
Vitesse Energy, Inc. @	190	2,996
Williams Cos., Inc. (The)	11,620	863,831
		18,244,101
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	391	30,756
Passenger Airlines — 0.2%
American Airlines Group, Inc. *	4,400	79,508
Delta Air Lines, Inc.	4,487	420,253
Southwest Airlines Co.	5,800	298,236
United Airlines Holdings, Inc. *	2,884	392,195
		1,190,192
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,029	160,189
Kenvue, Inc.	29,296	559,847
		720,036

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	14,979	$863,090
Elanco Animal Health, Inc. *	4,517	111,163
Eli Lilly & Co.	14,878	17,845,120
Jazz Pharmaceuticals PLC *	1,092	263,139
Johnson & Johnson	30,834	7,830,911
Merck & Co., Inc.	33,114	4,255,149
Pfizer, Inc.	40,872	984,198
Viatris, Inc.	10,369	164,660
Zoetis, Inc.	7,084	509,056
		32,826,486
Professional Services — 0.5%
Amentum Holdings, Inc.	206	4,258
Automatic Data Processing, Inc.	5,716	1,280,098
Booz Allen Hamilton Holding Corp.	3,323	201,607
Broadridge Financial Solutions, Inc.	1,862	255,001
CACI International, Inc., Class A *	249	115,352
Concentrix Corp. @	144	3,226
Equifax, Inc.	1,024	162,529
Jacobs Solutions, Inc.	195	24,570
Leidos Holdings, Inc.	1,015	104,515
Parsons Corp. *	540	28,291
Paychex, Inc.	5,549	545,633
Paycom Software, Inc.	888	111,604
Paylocity Holding Corp. *	368	38,467
SS&C Technologies Holdings, Inc.	3,246	201,414
TransUnion	2,099	151,422
UL Solutions, Inc., Class A	501	51,032
Verisk Analytics, Inc.	2,746	492,989
		3,772,008
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,744	369,589
CoStar Group, Inc. *	2,760	78,163
Jones Lang LaSalle, Inc. *	303	93,915
Zillow Group, Inc., Class A *	436	13,677
Zillow Group, Inc., Class C *	1,159	36,532
		591,876
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.	10,167	5,906,112
Analog Devices, Inc.	3,106	1,233,610
Applied Materials, Inc.	9,579	6,925,617
Astera Labs, Inc. *	494	238,612
Broadcom, Inc.	48,052	18,151,643
Cirrus Logic, Inc. *	307	45,599
Credo Technology Group Holding Ltd. *	400	108,780
Entegris, Inc.	1,452	261,157
First Solar, Inc. *	970	228,881
Intel Corp. *	28,850	4,028,325
KLA Corp.	23,640	7,132,424
Lam Research Corp.	18,860	8,172,604
Lattice Semiconductor Corp. *	859	131,393
MACOM Technology Solutions Holdings, Inc. *	654	248,762
Marvell Technology, Inc.	5,992	1,784,957
Microchip Technology, Inc.	7,490	683,088
Micron Technology, Inc.	8,892	10,263,947
MKS, Inc.	102	45,369
Monolithic Power Systems, Inc.	459	634,503
NVIDIA Corp.	245,708	49,163,714
NXP Semiconductors NV	1,369	384,730
ON Semiconductor Corp. *	2,542	240,321
Onto Innovation, Inc. *	204	77,204
Qnity Electronics, Inc.	717	117,093
Qorvo, Inc. *	855	79,746
QUALCOMM, Inc.	16,133	2,981,217
Rambus, Inc. *	627	83,228
Skyworks Solutions, Inc.	1,474	99,937
Teradyne, Inc.	1,484	718,018
Texas Instruments, Inc.	11,627	3,465,660
Universal Display Corp.	379	32,818
		123,669,069
Software — 6.2%
Adobe, Inc. *	6,302	1,292,036
AppLovin Corp., Class A *	1,162	598,697
Atlassian Corp., Class A	1,100	85,569
Autodesk, Inc.	2,329	452,804
Bentley Systems, Inc., Class B	2,343	70,032
Cadence Design Systems, Inc. *	2,504	939,801
Clear Secure, Inc., Class A	300	16,719
Crowdstrike Holdings, Inc., Class A *	825	629,590
Datadog, Inc., Class A *	784	204,122
DocuSign, Inc. *	618	27,452
Dolby Laboratories, Inc., Class A	338	17,772
Dropbox, Inc., Class A *	3,142	86,311
Dynatrace, Inc. *	1,205	52,912
Fair Isaac Corp. *	277	330,954
Fortinet, Inc.	10,538	1,618,848
Gen Digital, Inc.	3,818	95,030
Guidewire Software, Inc. *	488	60,048
HubSpot, Inc. *	406	74,099
InterDigital, Inc.	227	64,271
Intuit, Inc.	2,586	674,946
Manhattan Associates, Inc. *	1,022	142,313
Microsoft Corp.	75,928	28,322,663
Nutanix, Inc., Class A *	1,918	97,741
Oracle Corp.	26,244	3,846,058
Palantir Technologies, Inc., Class A *	13,943	1,626,730
Palo Alto Networks, Inc. *	4,300	1,466,386
PTC, Inc. *	539	61,236
Riot Platforms, Inc. *	2,415	66,123
Roper Technologies, Inc.	642	217,246
Rubrik, Inc., Class A *	778	62,458
Salesforce, Inc.	6,219	974,269
Samsara, Inc., Class A *	1,561	50,623
SentinelOne, Inc., Class A *	2,184	37,062
ServiceNow, Inc. *	7,765	770,909
Synopsys, Inc. *	1,401	624,944
Tyler Technologies, Inc. *	290	84,813
Unity Software, Inc. *	1,575	45,014
Workday, Inc., Class A *	523	64,026

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
Zoom Communications, Inc. *	832	$71,810
Zscaler, Inc. *	705	99,511
		46,123,948
Specialty Retail — 2.1%
AutoNation, Inc. *	654	121,507
AutoZone, Inc.	198	632,796
Best Buy Co., Inc.	3,983	302,230
Burlington Stores, Inc. *	571	180,893
CarMax, Inc. *	1	53
Carvana Co. *	7,250	477,195
Dick’s Sporting Goods, Inc.	946	214,562
Five Below, Inc. *	211	37,936
GameStop Corp., Class A *	2,677	59,108
Gap, Inc. (The)	1,878	35,081
Home Depot, Inc. (The)	17,855	6,297,101
Lithia Motors, Inc.	199	57,808
Lowe’s Cos., Inc.	7,021	1,548,060
Murphy USA, Inc.	306	164,894
O’Reilly Automotive, Inc. *	10,030	923,663
Penske Automotive Group, Inc. @	257	45,990
Ross Stores, Inc.	4,732	1,007,206
TJX Cos., Inc. (The)	16,713	2,532,020
Tractor Supply Co.	8,267	261,320
Ulta Beauty, Inc. *	697	314,333
Valvoline, Inc. *	466	18,426
Victoria’s Secret & Co. *	482	40,237
Wayfair, Inc., Class A *	426	39,371
Williams-Sonoma, Inc.	1,894	441,491
		15,753,281
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	2,094	207,913
Lululemon Athletica, Inc. *	2,254	257,362
NIKE, Inc., Class B	11,406	468,216
PVH Corp.	1	74
Ralph Lauren Corp.	507	203,515
Tapestry, Inc.	2,865	419,379
VF Corp.	1,109	18,498
		1,574,957
Tobacco — 0.7%
Altria Group, Inc.	23,551	1,694,494
Philip Morris International, Inc.	19,411	3,511,644
		5,206,138
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	374	126,468
Core & Main, Inc., Class A *	1,729	83,424
Fastenal Co.	14,646	703,447
Ferguson Enterprises, Inc.	332	78,794
FTAI Aviation Ltd.	961	259,979
SiteOne Landscape Supply, Inc. *	454	51,942
United Rentals, Inc.	985	1,115,897
Watsco, Inc.	357	148,773
WESCO International, Inc.	365	126,082
WW Grainger, Inc.	659	896,504
		3,591,310
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	457,240
Essential Utilities, Inc.	2,393	91,676
		548,916
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,083	1,188,032
TOTAL COMMON STOCKS (Identified Cost $93,421,659)		708,884,693

MUTUAL FUNDS — 4.8%
Others — 4.8%
DFA U.S. Micro Cap Portfolio	904,189	35,453,280

TOTAL MUTUAL FUNDS (Identified Cost $9,564,601)		35,453,280

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 3.330%	504,642	504,642

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	143,941	143,941

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $648,583)		648,583

Total Investments — 99.9% (Identified Cost $103,634,843)		744,986,556
Cash and Other Assets, Less Liabilities — 0.1%		1,059,644

Net Assets — 100.0%		$746,046,200

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $716,639.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 99.4%
Aerospace & Defense — 2.3%
General Dynamics Corp.	7,826	$2,772,282
L3Harris Technologies, Inc.	6,055	1,759,522
Northrop Grumman Corp.	5,583	2,843,478
RTX Corp.	36,091	6,847,545
Textron, Inc.	4,987	457,458
		14,680,285
Air Freight & Logistics — 0.7%
FedEx Corp.	13,833	4,331,527
United Parcel Service, Inc., Class B	4,156	446,770
		4,778,297
Automobile Components — 0.2%
BorgWarner, Inc.	24,241	1,609,602
Automobiles — 1.3%
Ford Motor Co.	179,189	2,490,727
General Motors Co.	73,732	5,683,263
		8,173,990
Beverages — 0.4%
Constellation Brands, Inc., Class A	10,451	1,453,630
Keurig Dr Pepper, Inc.	27,263	892,318
		2,345,948
Biotechnology — 0.9%
Biogen, Inc. *	3,662	791,212
Gilead Sciences, Inc.	12,981	1,640,020
Incyte Corp. *	1,784	202,234
Regeneron Pharmaceuticals, Inc.	2,368	1,476,543
United Therapeutics Corp. *	683	370,070
Vertex Pharmaceuticals, Inc. *	2,839	1,410,216
		5,890,295
Broadline Retail — 2.9%
Amazon.com, Inc. *	77,911	18,569,308
Building Products — 0.7%
Builders FirstSource, Inc. *	4,516	404,092
Carrier Global Corp.	22,435	1,645,607
Johnson Controls International PLC	11,442	1,671,791
Owens Corning	3,518	559,221
		4,280,711
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	31,263	4,520,942
Charles Schwab Corp. (The)	7,559	697,469
Franklin Resources, Inc.	5,210	173,337
Goldman Sachs Group, Inc. (The)	6,443	6,516,257
Intercontinental Exchange, Inc.	3,517	432,978
Jefferies Financial Group, Inc.	3,256	162,735
Morgan Stanley	31,148	6,511,178
Northern Trust Corp.	1,590	276,405
Raymond James Financial, Inc.	4,361	663,003
State Street Corp.	10,112	1,714,995
T Rowe Price Group, Inc.	1,285	146,092
		21,815,391
Chemicals — 2.2%
Air Products & Chemicals, Inc.	8,304	2,434,567
CF Industries Holdings, Inc.	6,602	714,732
Corteva, Inc.	18,513	1,567,866
DuPont de Nemours, Inc.	3,637	493,323
Eastman Chemical Co.	10,818	724,589
International Flavors & Fragrances, Inc.	5,249	415,826
Linde PLC	12,368	6,418,250
PPG Industries, Inc.	8,879	1,076,934
Westlake Corp.	4,853	354,269
		14,200,356
Commercial Banks — 10.3%
Bank of America Corp.	90,136	5,135,949
Citigroup, Inc.	36,242	5,072,430
Citizens Financial Group, Inc.	15,595	1,092,742
East West Bancorp, Inc.	2,390	308,525
Fifth Third Bancorp	61,071	3,442,572
First Citizens Bancshares, Inc., Class A	153	318,361
Huntington Bancshares, Inc.	72,900	1,292,517
JPMorgan Chase & Co.	86,943	28,459,052
KeyCorp	33,936	782,225
M&T Bank Corp.	3,759	894,680
PNC Financial Services Group, Inc. (The)	11,566	2,847,781
Regions Financial Corp.	90,843	2,743,459
Truist Financial Corp.	45,621	2,272,838
U.S. Bancorp	40,031	2,417,872
Wells Fargo & Co.	99,373	8,212,185
Zions Bancorp NA	4,132	285,893
		65,579,081
Commercial Services & Supplies — 0.4%
Copart, Inc. *	14,582	411,067
Republic Services, Inc.	9,365	1,995,494
		2,406,561
Communications Equipment — 2.3%
Cisco Systems, Inc.	121,792	14,305,689
F5, Inc. *	869	361,469
		14,667,158
Computers & Peripherals — 1.5%
Dell Technologies, Inc., Class C	861	371,487
Hewlett Packard Enterprise Co.	131,303	5,923,078
HP, Inc.	4,715	103,447
Sandisk Corp. *	1,322	3,005,871
Super Micro Computer, Inc. *	778	22,819
		9,426,702
Construction Materials — 1.2%
CRH PLC	27,465	2,938,755
Martin Marietta Materials, Inc.	4,136	2,385,231
Vulcan Materials Co.	7,957	2,347,395
		7,671,381

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Finance — 0.8%
Ally Financial, Inc.	10,944	$502,877
Capital One Financial Corp.	11,831	2,373,535
Synchrony Financial	25,544	1,942,621
		4,819,033
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	1,143	908,445
Dollar General Corp.	4,555	524,326
Dollar Tree, Inc. *	10,106	1,222,321
Kroger Co. (The)	41,321	2,294,555
Target Corp.	16,536	2,159,767
U.S. Foods Holding Corp. *	11,078	1,132,725
		8,242,139
Containers & Packaging — 0.2%
Amcor PLC	4,153	180,033
International Paper Co.	5,831	222,161
Packaging Corp. of America	2,898	690,535
Sonoco Products Co.	611	34,430
		1,127,159
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	287,354	5,948,228
Comcast Corp., Class A	202,907	4,981,367
Verizon Communications, Inc.	156,451	6,624,135
		17,553,730
Electrical Equipment — 0.9%
AMETEK, Inc.	6,575	1,590,755
Emerson Electric Co.	25,047	3,585,478
Hubbell, Inc.	624	326,477
		5,502,710
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	2,054	524,653
Flex Ltd. *	19,824	3,212,876
Keysight Technologies, Inc. *	618	216,343
Ralliant Corp.	2,437	179,436
TD SYNNEX Corp.	1,143	305,570
TE Connectivity PLC	19,914	4,014,861
Teledyne Technologies, Inc. *	243	162,057
		8,615,796
Energy Equipment & Services — 1.0%
Baker Hughes Co.	54,341	3,015,926
Halliburton Co.	10,538	357,765
SLB Ltd.	63,362	2,945,699
		6,319,390
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	96,031
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	208,737
Walt Disney Co. (The)	16,890	1,625,663
Warner Bros Discovery, Inc. *	63,964	1,705,280
		3,635,711
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	25,243	12,631,345
Fidelity National Information Services, Inc.	27,232	1,058,780
Fiserv, Inc. *	11,916	584,480
PayPal Holdings, Inc.	28,978	1,251,270
		15,525,875
Food Products — 1.2%
Archer-Daniels-Midland Co.	23,803	1,818,549
Bunge Global SA	7,718	823,742
Conagra Brands, Inc.	2,632	35,427
J.M. Smucker Co. (The)	880	99,000
Mondelez International, Inc., Class A	51,728	2,991,948
Tyson Foods, Inc., Class A	36,798	2,106,685
		7,875,351
Ground Transportation — 1.9%
CSX Corp.	96,197	4,572,243
Fedex Freight Holding Co., inc. *	6,916	1,044,316
Norfolk Southern Corp.	14,303	4,499,581
U-Haul Holding Co. *@	1,815	118,774
U-Haul Holding Co.	11,881	685,534
Uber Technologies, Inc. *	20,575	1,484,692
		12,405,140
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	35,000	3,175,900
Becton Dickinson & Co.	6,914	1,046,296
Boston Scientific Corp. *	18,095	772,295
Edwards Lifesciences Corp. *	7,417	670,942
GE HealthCare Technologies, Inc.	24,661	1,578,551
Medtronic PLC	35,985	2,815,106
ResMed, Inc.	3,091	602,374
STERIS PLC	3,097	652,135
Stryker Corp.	3,284	1,033,934
Zimmer Biomet Holdings, Inc.	1,358	116,910
		12,464,443
Health Care Providers & Services — 5.5%
Centene Corp. *	19,196	1,232,191
Cigna Group (The)	16,977	4,680,219
CVS Health Corp.	54,310	5,618,370
Elevance Health, Inc.	9,306	3,598,909
Henry Schein, Inc. *	3,777	315,455
Humana, Inc.	6,723	2,670,510
Labcorp Holdings, Inc.	11,532	3,228,960
Quest Diagnostics, Inc.	18,163	3,849,648
Tenet Healthcare Corp. *	254	47,518
UnitedHealth Group, Inc.	22,793	9,473,455
Universal Health Services, Inc., Class B	1,221	181,551
		34,896,786

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	$917,057
Carnival Corp. Ltd.	34,226	977,837
Hyatt Hotels Corp., Class A	643	124,639
MGM Resorts International *	2,440	116,657
Royal Caribbean Cruises Ltd.	2,087	662,685
		2,798,875
Household Durables — 2.0%
Dr. Horton, Inc.	23,543	3,834,684
Garmin Ltd.	11,585	2,751,901
Lennar Corp., Class A	19,726	1,785,006
Lennar Corp., Class B @	573	50,831
NVR, Inc. *	23	156,708
PulteGroup, Inc.	29,612	4,063,062
		12,642,192
Household Products — 0.9%
Church & Dwight Co., Inc.	483	46,793
Procter & Gamble Co. (The)	37,244	5,461,460
		5,508,253
Insurance — 5.5%
Aflac, Inc.	32,730	3,837,592
Allstate Corp. (The)	9,458	2,250,437
American International Group, Inc.	29,118	2,170,165
Arch Capital Group Ltd. *	18,837	1,828,319
Chubb Ltd.	11,440	3,898,066
Cincinnati Financial Corp.	370	68,502
Everest Group Ltd.	583	208,265
F&G Annuities & Life, Inc.	193	5,132
Fidelity National Financial, Inc.	1,515	71,447
Hartford Insurance Group, Inc. (The)	35,682	4,728,579
Lincoln National Corp.	9,516	336,391
Loews Corp.	5,847	661,939
Markel Group, Inc. *	116	226,549
MetLife, Inc.	22,858	1,934,015
Old Republic International Corp.	5,321	217,735
Principal Financial Group, Inc.	26,311	2,835,800
Progressive Corp. (The)	594	129,759
Prudential Financial, Inc.	20,923	2,258,219
RenaissanceRe Holdings Ltd.	60	19,014
Travelers Cos., Inc. (The)	20,385	6,729,496
W. R. Berkley Corp.	6,200	437,286
		34,852,707
Interactive Media & Services — 0.9%
Meta Platforms, Inc., Class A	9,949	5,604,172
IT Services — 0.9%
Accenture PLC, Class A	10,310	1,282,976
Akamai Technologies, Inc. *	1,649	194,928
Amdocs Ltd.	3,385	171,078
Cognizant Technology Solutions Corp., Class A	34,305	1,328,633
DXC Technology Co. *	2,868	25,382
International Business Machines Corp.	10,149	2,854,000
		5,856,997
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	4,406	585,249
Danaher Corp.	16,625	3,166,730
IQVIA Holdings, Inc. *	5,406	1,044,547
Thermo Fisher Scientific, Inc.	7,432	3,726,108
Waters Corp. *	1,824	684,073
		9,206,707
Machinery — 3.9%
Cummins, Inc.	8,275	5,901,813
Deere & Co.	6,907	4,381,317
Dover Corp.	6,916	1,551,121
Fortive Corp.	7,311	446,629
Ingersoll Rand, Inc.	11,262	923,371
Oshkosh Corp.	984	151,024
Otis Worldwide Corp.	23,695	1,696,562
PACCAR, Inc.	28,566	3,431,348
Pentair PLC	18,534	1,420,816
Snap-on, Inc.	6,351	2,555,642
Stanley Black & Decker, Inc.	8,515	801,432
Westinghouse Air Brake Technologies Corp.	5,333	1,437,777
Xylem, Inc.	2,684	317,276
		25,016,128
Media — 0.5%
Fox Corp., Class A	23,101	1,204,948
Fox Corp., Class B	14,510	679,648
News Corp., Class A	8,320	206,586
News Corp., Class B	30	842
Omnicom Group, Inc.	7,510	546,953
Versant Media Group, Inc.	8,215	295,822
		2,934,799
Metals & Mining — 2.5%
Freeport-McMoRan, Inc.	82,325	5,177,419
Newmont Corp.	42,413	3,961,374
Nucor Corp.	19,684	4,384,611
Reliance, Inc.	1,561	583,190
Royal Gold, Inc.	725	144,717
Steel Dynamics, Inc.	8,313	1,907,501
		16,158,812
Oil, Gas & Consumable Fuels — 9.3%
Cheniere Energy, Inc.	2,262	540,641
Chevron Corp.	49,580	8,218,381
ConocoPhillips	61,108	6,352,788
Devon Energy Corp.	41,266	1,705,111
Diamondback Energy, Inc.	9,017	1,585,008
EOG Resources, Inc.	26,723	3,466,775
EQT Corp.	7,594	403,773
Exxon Mobil Corp.	137,400	18,785,328
HF Sinclair Corp.	471	32,805

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Kinder Morgan, Inc.	75,243	$2,405,519
Marathon Petroleum Corp.	20,283	5,185,755
Occidental Petroleum Corp.	38,793	1,884,176
ONEOK, Inc.	21,376	1,858,429
Phillips 66	11,349	1,918,548
Valero Energy Corp.	12,591	3,279,200
Williams Cos., Inc. (The)	20,936	1,556,382
		59,178,619
Passenger Airlines — 1.1%
Delta Air Lines, Inc.	37,883	3,548,122
Southwest Airlines Co.	18,667	959,857
United Airlines Holdings, Inc. *	17,600	2,393,424
		6,901,403
Personal Products — 0.3%
Kenvue, Inc.	113,017	2,159,755
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	42,728	2,461,987
Jazz Pharmaceuticals PLC *	4,230	1,019,303
Johnson & Johnson	58,234	14,789,689
Merck & Co., Inc.	54,875	7,051,438
Pfizer, Inc.	209,620	5,047,650
Viatris, Inc.	3,308	52,531
		30,422,598
Professional Services — 0.5%
Equifax, Inc.	2,560	406,323
Jacobs Solutions, Inc.	4,173	525,798
Leidos Holdings, Inc.	16,200	1,668,114
SS&C Technologies Holdings, Inc.	7,467	463,328
		3,063,563
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	2,572,579
Jones Lang LaSalle, Inc. *	1,211	375,350
		2,947,929
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc. *	3,464	2,012,272
Analog Devices, Inc.	10,869	4,316,841
First Solar, Inc. *	843	198,914
Intel Corp. *	68,056	9,502,659
Marvell Technology, Inc.	6,371	1,897,857
Micron Technology, Inc.	31,320	36,152,363
NXP Semiconductors NV	9,470	2,661,354
ON Semiconductor Corp. *	10,923	1,032,661
Qnity Electronics, Inc.	5,456	891,019
Qorvo, Inc. *	8,449	788,038
QUALCOMM, Inc.	9,855	1,821,106
Skyworks Solutions, Inc.	2,266	153,635
		61,428,719
Software — 0.6%
Gen Digital, Inc.	3,129	77,881
Roper Technologies, Inc.	1,163	393,547
Salesforce, Inc.	18,963	2,970,744
Zoom Communications, Inc. *	1,437	124,027
		3,566,199
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc.	1,230	278,976
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	17,325	711,191
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	2,996	3,394,138
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	20,225	3,392,339

TOTAL COMMON STOCKS (Identified Cost $314,245,554)		633,103,400

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 3.330%	2,982,460	2,982,460

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	58,850	58,850

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,041,310)		3,041,310

Total Investments — 99.9% (Identified Cost $317,286,864)		636,144,710

Cash and Other Assets, Less Liabilities — 0.1%		716,833

Net Assets — 100.0%		$636,861,543

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $57,375.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 99.9%
Aerospace & Defense — 3.3%
AAR Corp. *	3,108	$444,226
AeroVironment, Inc. *	1,825	301,253
Astronics Corp., Class B @*	831	63,202
ATI, Inc. *	13,573	2,675,238
BWX Technologies, Inc.	3,927	764,391
Carpenter Technology Corp.	3,866	2,384,703
Curtiss-Wright Corp.	9	6,820
Ducommun, Inc. *	1,489	275,778
Hexcel Corp.	3,842	384,431
Huntington Ingalls Industries, Inc.	43	12,035
Innovative Solutions & Support, Inc. *	3,248	58,464
Kratos Defense & Security Solutions, Inc. *	11,721	584,409
Leonardo DRS, Inc.	1,346	57,434
Mercury Systems, Inc. *	4,277	523,205
Moog, Inc., Class A	2,730	1,157,083
National Presto Industries, Inc.	369	46,121
Park Aerospace Corp.	1,334	50,905
V2X, Inc. *	1,491	111,169
VSE Corp. @	1,412	322,642
Woodward, Inc.	4,022	1,711,120
		11,934,629
Air Freight & Logistics — 0.1%
HUB Group, Inc., Class A	5,418	237,254
Radiant Logistics, Inc. *	6,146	58,141
		295,395
Automobile Components — 1.4%
Adient PLC *	2,715	49,902
Autoliv, Inc.	6,598	766,490
BorgWarner, Inc.	15,123	1,004,167
Cooper-Standard Holdings, Inc. *	1,153	31,189
Dana, Inc.	8,268	224,972
Dauch Corp. *	9,183	49,772
Dorman Products, Inc. *	2,645	360,910
Fox Factory Holding Corp. *	4,601	77,964
Garrett Motion, Inc.	7,655	277,341
Gentex Corp.	10,395	262,682
Gentherm, Inc. *	3,773	128,697
Goodyear Tire & Rubber Co. (The) *	17,962	118,549
Holley, Inc. *	6,800	17,340
LCI Industries	2,757	291,911
Lear Corp.	2,598	348,288
Motorcar Parts of America, Inc. *	2,267	34,730
Patrick Industries, Inc.	2,988	268,263
Phinia, Inc.	3,024	249,087
Solid Power, Inc. *@	7,000	18,130
Standard Motor Products, Inc.	2,639	102,842
Stoneridge, Inc. *	2,727	19,962
Strattec Security Corp. *	941	76,644
Versigent PLC *	1,154	48,479
Visteon Corp.	2,696	267,470
XPEL, Inc. *	1,810	89,776
		5,185,557
Automobiles — 0.1%
Harley-Davidson, Inc.	6,944	169,850
Thor Industries, Inc. @	1,781	133,860
Winnebago Industries, Inc.	3,191	99,687
		403,397
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A *	546	96,659
Coca-Cola Consolidated, Inc.	6,546	1,249,762
MGP Ingredients, Inc.	1,851	32,430
Molson Coors Beverage Co., Class B	10,269	400,080
National Beverage Corp. *	6,380	199,056
Vita Coco Co., Inc. (The) *	2,686	177,652
		2,155,639
Biotechnology — 3.4%
4D Molecular Therapeutics, Inc. *	2,296	30,537
Acadia Pharmaceuticals, Inc. *	11,366	287,560
ADMA Biologics, Inc. *	9,853	82,470
Agios Pharmaceuticals, Inc. *	4,122	152,967
Albireo Pharma, Inc. CVR *¶§	1,018	6,495
Alkermes PLC *	5,522	289,325
Allogene Therapeutics, Inc. *	18,201	37,858
Altimmune, Inc. *	4,035	12,266
AnaptysBio, Inc. *	726	49,005
Anika Therapeutics, Inc. *	1,795	26,261
Annexon, Inc. *	4,302	24,564
Apellis Pharmaceuticals, Inc. CVR *¶§	6,771	203
Arcturus Therapeutics Holdings, Inc. *@	1,191	8,004
Arcus Biosciences, Inc. *	2,904	89,530
ArriVent Biopharma, Inc. *	2,134	74,135
Aura Biosciences, Inc. *	1,708	12,127
Beam Therapeutics, Inc. *	7,171	246,109
Bicara Therapeutics, Inc. *	3,259	96,760
BioCryst Pharmaceuticals, Inc. *	4,349	43,490
BioMarin Pharmaceutical, Inc. *	629	35,991
C4 Therapeutics, Inc. *	4,026	18,801
Cabaletta Bio, Inc. *	3,808	11,843
CareDx, Inc. *	3,813	108,670
Catalyst Pharmaceuticals, Inc. *	7,520	236,354
Celldex Therapeutics, Inc. *	3,625	134,886
CG oncology, Inc. *	893	63,448
Chinook Therapeutics, Inc. CVR *¶§	5,000	—
Climb Bio, Inc. *	1,075	14,018
Compass Therapeutics, Inc. *	5,067	11,097
Cullinan Therapeutics, Inc. *	3,699	67,359
Denali Therapeutics, Inc. *	10,630	273,404
Design Therapeutics, Inc. *	3,260	47,172
Dianthus Therapeutics, Inc. *	1,115	108,690
Disc Medicine, Inc. *	2,207	161,420
Dyne Therapeutics, Inc. *	8,576	190,473
Eledon Pharmaceuticals, Inc. *	2,900	11,426
Emergent BioSolutions, Inc. *	2,600	21,788

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Biotechnology (Continued)
Enanta Pharmaceuticals, Inc. *	800	$11,664
Exelixis, Inc. *	19,780	1,076,230
First Tracks Biotherapeutics, Inc. *	1,502	30,220
GRAIL, Inc. *@	2,750	187,742
Halozyme Therapeutics, Inc. *	8,219	643,301
Ideaya Biosciences, Inc. *	5,822	216,986
Immunome, Inc. *	3,723	78,890
Intellia Therapeutics, Inc. *	9,232	156,205
Iovance Biotherapeutics, Inc. *@	32,401	134,788
Ironwood Pharmaceuticals, Inc. *	8,299	34,939
Janux Therapeutics, Inc. *	1,825	28,032
Kiniksa Pharmaceuticals International PLC *	2,670	170,746
Krystal Biotech, Inc. *	1,670	620,689
Kura Oncology, Inc. *	2,828	31,023
Kymera Therapeutics, Inc. *	3,034	347,909
Lexeo Therapeutics, Inc. *	4,520	21,041
MiMedx Group, Inc. *	3,081	11,862
Mineralys Therapeutics, Inc. *	3,263	88,036
Mirati Therapeutics, Inc. CVR *¶§	1,395	779
Monte Rosa Therapeutics, Inc. *	4,675	113,135
Myriad Genetics, Inc. *	3,519	20,093
Neurocrine Biosciences, Inc. *	7,426	1,251,541
Neurogene, Inc. *	400	12,580
Novavax, Inc. *@	3,635	34,242
Nurix Therapeutics, Inc. *	5,888	142,843
Olema Pharmaceuticals, Inc. *	3,695	46,224
ORIC Pharmaceuticals, Inc. *	4,084	44,230
Oruka Therapeutics, Inc. *	1,616	153,795
Ovid therapeutics, Inc. *	3,918	10,539
PDL BioPharma, Inc. *§	18,262	5,479
Perspective Therapeutics, Inc. *	5,035	17,169
Protara Therapeutics, Inc. *	1,836	7,014
Prothena Corp. PLC *	2,478	24,260
PTC Therapeutics, Inc. *	3,130	255,314
Puma Biotechnology, Inc. *	1,521	12,335
REGENXBIO, Inc. *	2,634	31,555
Relay Therapeutics, Inc. *	11,965	223,865
Rezolute, Inc. *	4,168	21,674
Rocket Pharmaceuticals, Inc. *	5,571	19,053
Sagimet Biosciences, Inc., Class A *	3,410	26,359
Sana Biotechnology, Inc. *@	3,913	13,656
Sarepta Therapeutics, Inc. *	3,148	56,570
Shattuck Labs, Inc. *	4,381	30,404
Solid Biosciences, Inc. *	6,794	67,872
Stoke Therapeutics, Inc. *	4,122	134,872
Tectonic Therapeutic, Inc. *	366	12,581
Tenax Therapeutics, Inc. *	1,076	15,656
Twist Bioscience Corp. *	2,125	218,620
United Therapeutics Corp. *	2,333	1,264,089
Upstream Bio, Inc. *	2,317	16,034
Vanda Pharmaceuticals, Inc. *	2,932	17,944
Vera Therapeutics, Inc. *	2,993	128,430
Veracyte, Inc. *	5,549	325,893
Vericel Corp. *	3,359	149,442
Vir Biotechnology, Inc. *	10,251	104,458
Viridian Therapeutics, Inc. *	6,641	121,995
Voyager Therapeutics, Inc. *	2,522	8,827
Xencor, Inc. *	2,873	46,255
XOMA Royalty Corp. *	556	23,630
Zentalis Pharmaceuticals, Inc. *	2,629	12,751
		12,220,866
Broadline Retail — 0.3%
Dillard’s, Inc., Class A @	780	412,168
Etsy, Inc. *	1,032	77,740
Groupon, Inc. *@	904	21,750
Kohl’s Corp.	3,997	70,827
Macy’s, Inc.	12,082	284,531
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	288,531
Savers Value Village, Inc. *	8,473	85,493
		1,241,040
Building Products — 2.6%
A.O. Smith Corp.	8,970	562,598
AAON, Inc.	4,843	614,383
Advanced Drainage Systems, Inc.	7,209	1,131,525
Allegion PLC	1,427	200,479
Apogee Enterprises, Inc.	1,092	49,948
Armstrong World Industries, Inc.	4,365	700,233
AZZ, Inc.	2,363	366,383
CSW Industrials, Inc.	1,174	326,724
Gibraltar Industries, Inc. *	3,042	137,194
Insteel Industries, Inc.	2,278	68,796
Masco Corp.	5,470	445,094
Modine Manufacturing Co. *	4,578	1,222,418
Owens Corning	6,683	1,062,330
Quanex Building Products Corp.	3,350	62,377
Resideo Technologies, Inc. *	681	21,179
Simpson Manufacturing Co., Inc.	3,582	749,892
Trex Co., Inc. *	9,328	466,773
UFP Industries, Inc.	4,990	452,793
Zurn Elkay Water Solutions Corp.	14,150	714,999
		9,356,118
Capital Markets — 3.1%
Acadian Asset Management, Inc.	2,826	202,116
Affiliated Managers Group, Inc.	3,775	1,277,460
Artisan Partners Asset Management, Inc., Class A	6,206	214,293
BGC Group, Inc., Class A	30,567	326,761
Cohen & Steers, Inc.	5,127	390,370
DigitalBridge Group, Inc.	2,242	35,379
Donnelley Financial Solutions, Inc. *	2,776	116,453
Evercore, Inc., Class A	3,349	1,143,483
FactSet Research Systems, Inc.	633	145,641
Federated Hermes, Inc.	7,863	434,195
Franklin Resources, Inc.	3,815	126,925
GCM Grosvenor, Inc., Class A	2,023	24,883
Hamilton Lane, Inc., Class A @	1,792	141,263
Houlihan Lokey, Inc.	1,002	134,398
Invesco Ltd.	21,232	560,312

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets (Continued)
Janus Henderson Group PLC	11,391	$591,762
Jefferies Financial Group, Inc.	21,621	1,080,618
Lazard, Inc.	6,742	282,759
Moelis & Co., Class A	571	37,355
Morningstar, Inc.	2,847	444,189
Oppenheimer Holdings, Inc., Class A	1,244	131,292
Perella Weinberg Partners @	4,234	67,575
Piper Sandler Cos.	6,528	472,235
PJT Partners, Inc., Class A	1,634	246,636
SEI Investments Co.	4,732	415,044
Silvercrest Asset Management Group, Inc., Class A	759	7,673
Stifel Financial Corp.	9,255	645,721
StoneX Group, Inc. *	6,420	760,770
Victory Capital Holdings, Inc., Class A	982	82,547
Virtu Financial, Inc., Class A	3,211	191,279
Virtus Investment Partners, Inc.	608	87,248
Westwood Holdings Group, Inc.	1,157	22,168
WisdomTree, Inc. @	9,439	159,897
		11,000,700
Chemicals — 2.2%
AdvanSix, Inc.	1,777	35,327
Alto Ingredients, Inc. *	4,281	24,402
Ashland, Inc.	2,859	188,379
Aspen Aerogels, Inc. *	3,280	20,795
Avient Corp.	10,014	370,117
Axalta Coating Systems Ltd. *	16,030	548,547
Balchem Corp.	2,794	472,046
Cabot Corp.	5,463	496,150
Chemours Co. (The)	7,842	160,918
Core Molding Technologies, Inc. *	1,500	35,400
Eastman Chemical Co.	3,373	225,923
Ecovyst, Inc. *	6,590	82,045
Element Solutions, Inc.	21,963	1,048,733
Flotek Industries, Inc. *@	2,517	59,200
Hawkins, Inc.	1,779	252,796
HB Fuller Co.	5,803	338,257
Huntsman Corp.	11,979	127,217
Ingevity Corp. *	1,570	117,232
Innospec, Inc.	2,148	174,826
Intrepid Potash, Inc. *	556	18,226
Koppers Holdings, Inc.	2,308	103,629
Kronos Worldwide, Inc.	3,905	24,719
LSB Industries, Inc. *	4,455	48,159
Mativ Holdings, Inc.	3,615	27,366
Minerals Technologies, Inc.	3,081	227,902
NewMarket Corp.	537	424,896
Olin Corp.	7,275	144,190
Orion SA	2,996	19,863
Perimeter Solutions, Inc. *	9,027	321,812
Quaker Chemical Corp.	1,192	189,373
Rayonier Advanced Materials, Inc. *	3,612	28,390
RPM International, Inc.	4,352	483,725
Scotts Miracle-Gro Co. (The)	2,953	201,129
Sensient Technologies Corp.	4,568	563,189
Stepan Co.	2,418	134,731
Tronox Holdings PLC	9,677	60,965
Westlake Corp.	136	9,928
		7,810,502
Commercial Banks — 10.9%
1st Source Corp.	2,546	207,703
ACNB Corp.	524	31,115
Amalgamated Financial Corp.	1,892	86,843
Amerant Bancorp, Inc.	2,517	64,234
Ameris Bancorp	7,199	649,782
AmeriServ Financial, Inc.	4,400	17,072
Ames National Corp.	373	11,045
Arrow Financial Corp.	2,279	93,416
Associated Banc-Corp.	15,176	466,966
Atlantic Union Bankshares Corp.	9,016	381,467
Axos Financial, Inc. *	3,826	372,614
Banc of California, Inc.	8,918	182,195
BancFirst Corp.	3,303	367,062
Bancorp, Inc. (The) *	4,087	256,010
Bank First Corp.	663	98,356
Bank of Hawaii Corp. @	3,456	281,629
Bank of Marin Bancorp	1,580	43,766
Bank of NT Butterfield & Son Ltd. (The)	2,767	164,637
Bank OZK	4,569	237,999
BankUnited, Inc.	4,944	239,537
Bankwell Financial Group, Inc.	326	19,153
Banner Corp.	3,355	222,906
Bar Harbor Bankshares	2,089	78,881
BayCom Corp.	400	13,160
Beacon Financial Corp.	6,309	192,109
Blue Ridge Bankshares, Inc.	2,500	8,825
BOK Financial Corp.	4,648	645,514
Bridgewater Bancshares, Inc. *	1,327	27,920
Burke & Herbert Financial Services Corp.	1,139	81,849
Business First Bancshares, Inc.	2,451	75,319
Byline Bancorp, Inc.	3,036	114,336
C&F Financial Corp.	466	37,280
California BanCorp	1,727	35,991
Camden National Corp.	1,756	95,210
Capital Bancorp, Inc.	748	26,270
Capital City Bank Group, Inc.	1,890	93,404
Capitol Federal Financial, Inc.	7,600	64,676
Carter Bankshares, Inc.	1,143	38,873
Cathay General Bancorp	7,259	449,985
Central Pacific Financial Corp.	3,116	119,031
Chemung Financial Corp.	205	15,289
ChoiceOne Financial Services, Inc.	819	27,846
Citizens & Northern Corp.	852	19,860
Citizens Community Bancorp, Inc.	400	9,356
Citizens Financial Services, Inc.	157	11,373

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
City Holding Co.	1,327	$176,013
Civista Bancshares, Inc.	1,211	34,174
CNB Financial Corp.	3,887	131,031
Coastal Financial Corp. *	1,123	87,044
Colony Bankcorp, Inc.	1,080	21,697
Columbia Banking System, Inc.	4,733	151,693
Columbia Financial, Inc. *	6,680	141,750
Commerce Bancshares, Inc.	9,924	573,111
Community Financial System, Inc.	4,718	316,672
Community Trust Bancorp, Inc.	1,552	112,303
Community West Bancshares	1,638	43,997
ConnectOne Bancorp, Inc.	4,072	136,168
Cullen/Frost Bankers, Inc.	3,828	591,503
Customers Bancorp, Inc. *	3,713	293,698
CVB Financial Corp.	15,490	349,299
Dime Commercial Bancshares, Inc.	3,168	128,779
Eagle Bancorp, Inc.	1,860	52,805
East West Bancorp, Inc.	9,740	1,257,337
Eastern Bankshares, Inc.	4,278	95,143
Enterprise Financial Services Corp.	2,901	191,118
Equity Bancshares, Inc., Class A	1,470	72,015
Esquire Financial Holdings, Inc.	569	67,774
Farmers & Merchants Bancorp, Inc.	1,205	36,849
Farmers National Banc Corp.	3,971	57,977
FB Financial Corp.	3,709	205,293
Fifth Third Bancorp	2,562	144,420
Financial Institutions, Inc.	1,855	72,289
First BanCorp	22,053	702,926
First BanCorp, Inc. (The)	1,876	65,322
First Bank	700	12,411
First Busey Corp.	5,571	164,345
First Business Financial Services, Inc.	551	34,807
First Commonwealth Financial Corp.	9,286	188,784
First Community Bankshares, Inc.	1,982	88,040
First Community Corp.	358	11,699
First Financial Bancorp	8,992	304,199
First Financial Bankshares, Inc.	14,820	512,772
First Financial Corp.	1,395	108,029
First Hawaiian, Inc.	7,925	232,202
First Horizon Corp.	28,413	728,509
First Interstate Bancsystem, Inc., Class A	6,510	251,026
First Merchants Corp.	5,621	245,581
First Mid Bancshares, Inc.	1,699	81,705
First National Corp.	393	11,798
Firstsun Capital Bancorp *	1,285	49,832
Five Star Bancorp	1,082	52,683
Flagstar Bank NA	1,739	25,981
FNB Corp.	22,576	430,750
FS Bancorp, Inc.	962	41,751
Fulton Financial Corp.	16,663	403,078
FVCBankcorp, Inc.	704	12,320
German American Bancorp, Inc.	3,217	152,679
Glacier Bancorp, Inc.	11,842	610,810
Great Southern Bancorp, Inc.	1,275	99,973
Hancock Whitney Corp.	6,503	485,904
Hanmi Financial Corp.	3,586	116,186
HBT Financial, Inc.	854	27,319
Heritage Financial Corp.	4,162	123,278
Hilltop Holdings, Inc.	4,251	164,854
Hingham Institution For Savings (The) @	236	72,487
Home Bancorp, Inc.	994	68,109
Home BancShares, Inc.	13,006	371,321
HomeTrust Bancshares, Inc.	2,255	112,502
Hope Bancorp, Inc.	12,794	175,022
Horizon Bancorp, Inc.	3,103	61,998
Independent Bank Corp.	5,084	376,648
International Bancshares Corp.	5,903	448,333
Investar Holding Corp.	805	24,118
John Marshall Bancorp, Inc.	500	10,900
Kearny Financial Corp.	4,719	44,642
Lakeland Financial Corp.	2,447	151,029
Live Oak Bancshares, Inc.	3,137	128,115
Mechanics Bancorp, Class A	4,489	71,375
Mercantile Bank Corp.	1,601	91,929
Metrocity Bankshares, Inc.	1,481	53,153
Metropolitan Bank Holding Corp.	763	75,354
Mid Penn Bancorp, Inc.	1,416	49,333
Midland States Bancorp, Inc.	982	30,579
MVB Financial Corp.	494	14,331
National Bank Holdings Corp., Class A	3,376	149,996
NB Bancorp, Inc.	2,670	56,417
NBT Bancorp, Inc.	4,206	207,650
Nicolet Bankshares, Inc.	1,445	238,989
Northeast Bank	896	118,747
Northeast Community Bancorp, Inc.	455	12,622
Northfield Bancorp, Inc.	5,020	73,945
Northrim BanCorp, Inc.	3,344	92,763
Northwest Bancshares, Inc.	15,058	228,279
Norwood Financial Corp.	337	10,835
Oak Valley Bancorp	606	20,449
OceanFirst Financial Corp.	7,746	151,279
OFG Bancorp	4,058	199,126
Old National Bancorp	28,203	730,458
Old Second Bancorp, Inc.	3,851	89,805
Orange County Bancorp, Inc.	626	23,024
Origin Bancorp, Inc.	1,918	98,106
Orrstown Financial Services, Inc.	1,090	44,505
Park National Corp.	1,732	316,939
Parke Bancorp, Inc.	768	25,467
Pathward Financial, Inc.	2,146	186,831
PCB Bancorp	500	14,185
Peapack-Gladstone Financial Corp.	1,992	94,281

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
Peoples Bancorp, Inc.	3,204	$123,066
Peoples Financial Services Corp.	417	27,676
Pinnacle Financial Partners, Inc.	7,088	715,037
Plumas Bancorp	413	24,136
Ponce Financial Group, Inc. *	743	14,815
Popular, Inc.	7,138	1,171,917
Preferred Bank	1,186	126,024
Primis Financial Corp.	1,858	30,415
Prosperity Bancshares, Inc.	5,808	424,158
Provident Financial Holdings, Inc. @	1,124	19,333
Provident Financial Services, Inc.	9,168	216,732
QCR Holdings, Inc.	1,658	161,406
RBB Bancorp	988	27,086
Red River Bancshares, Inc.	396	36,147
Renasant Corp.	6,722	285,954
Republic Bancorp, Inc., Class A	1,997	180,589
Riverview Bancorp, Inc.	2,557	13,885
S&T Bancorp, Inc.	3,996	196,124
Seacoast Banking Corp. of Florida	6,666	221,645
ServisFirst Bancshares, Inc.	5,630	488,402
Shore Bancshares, Inc.	1,682	38,602
Sierra Bancorp	1,529	62,322
Simmons First National Corp., Class A	9,541	216,104
Southern First Bancshares, Inc. *	923	56,395
Southern Missouri Bancorp, Inc.	686	52,280
Southside Bancshares, Inc.	3,368	118,520
Southstate Bank Corp.	8,044	803,596
Stellar Bancorp, Inc.	3,540	139,193
Stock Yards Bancorp, Inc.	2,936	224,516
Texas Capital Bancshares, Inc.	3,132	323,410
TFS Financial Corp. @	3,750	66,450
Third Coast Bancshares, Inc. *	812	32,805
Timberland Bancorp, Inc.	921	41,270
Tompkins Financial Corp.	1,559	147,357
Towne Bank	6,190	224,326
TriCo Bancshares	2,959	159,342
Triumph Financial, Inc. *	2,441	186,273
TrustCo Bank Corp.	1,746	95,873
Trustmark Corp.	5,770	265,478
UMB Financial Corp.	7,466	1,065,846
United Bankshares, Inc.	12,088	553,993
United Community Banks, Inc.	8,563	300,476
Unity Bancorp, Inc.	560	32,866
Univest Financial Corp.	3,363	147,131
USCB Financial Holdings, Inc.	803	16,429
Valley National Bancorp	27,653	405,116
WaFd, Inc.	6,377	244,685
Washington Trust Bancorp, Inc.	2,001	72,996
Webster Financial Corp.	10,588	809,135
WesBanco, Inc.	8,472	330,662
West BanCorp, Inc.	1,763	46,772
Westamerica BanCorp	2,658	155,945
Western Alliance Bancorp	5,446	447,661
Western New England Bancorp, Inc.	3,161	45,202
Wintrust Financial Corp.	5,640	906,461
WSFS Financial Corp.	6,445	494,525
Zions Bancorp NA	10,151	702,348
		39,014,253
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	6,300	278,712
Brady Corp., Class A	4,578	419,207
Brink’s Co. (The)	4,524	427,473
Casella Waste Systems, Inc., Class A *	5,326	516,462
Cimpress PLC *	1,426	145,024
Clean Harbors, Inc. *	4,977	1,486,879
Deluxe Corp.	2,134	50,960
Ennis, Inc.	3,110	66,088
HNI Corp.	6,271	253,411
Interface, Inc.	5,834	209,091
Liquidity Services, Inc. *	3,228	126,279
Millerknoll, Inc.	1,017	20,808
MSA Safety, Inc.	4,031	703,732
OPENLANE, Inc. *	2,720	112,173
Tetra Tech, Inc.	22,616	653,376
UniFirst Corp.	1,530	404,624
Vestis Corp. *	6,146	89,240
Virco Mfg. Corp.	2,494	15,313
		5,978,852
Communications Equipment — 1.4%
ADTRAN Holdings, Inc. *	4,107	57,087
Aviat Networks, Inc. *	500	11,100
BK Technologies Corp. *	400	34,392
Calix, Inc. *	4,166	155,475
Ciena Corp. *	4,791	2,350,273
Clearfield, Inc. *	1,417	56,382
Digi International, Inc. *	3,397	254,605
F5, Inc. *	215	89,431
Harmonic, Inc. *	10,330	168,689
Lantronix, Inc. *	1,100	6,468
NETGEAR, Inc. *	3,539	82,636
NetScout Systems, Inc. *	8,182	356,326
Optical Cable Corp. *	374	7,843
Ribbon Communications, Inc. *	14,490	33,907
Viasat, Inc. *	1,242	111,544
Viavi Solutions, Inc. *	21,651	1,033,835
Vistance Networks, Inc. *	14,806	189,221
		4,999,214
Computers & Peripherals — 0.1%
AstroNova, Inc. *	1,572	44,755
Corsair Gaming, Inc. *	6,121	59,190
Diebold Nixdorf, Inc. *	2,315	196,821
Eastman Kodak Co. *	3,861	35,714
		336,480
Construction & Engineering — 2.8%
AECOM	4,153	289,879
Ameresco, Inc., Class A *	3,289	90,776

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Arcosa, Inc.	1,853	$269,222
Dycom Industries, Inc. *	2,492	1,259,930
Everus Construction Group, Inc. *	2,821	468,145
Fluor Corp. *	6,585	344,988
Granite Construction, Inc.	4,358	688,913
IES Holdings, Inc. *	1,933	1,420,098
Matrix Service Co. *	4,086	55,978
MYR Group, Inc. *	1,336	668,535
NWPX Infrastructure, Inc. *	1,211	181,577
Primoris Services Corp.	4,603	456,249
Sterling Infrastructure, Inc. *	2,358	1,979,211
Tutor Perini Corp.	3,153	261,605
Valmont Industries, Inc.	1,958	1,130,941
WillScot Holdings Corp.	18,315	528,571
		10,094,618
Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	323,775
Knife River Corp. *	2,821	235,976
U.S. Lime & Minerals, Inc.	2,498	261,466
		821,217
Consumer Finance — 1.5%
Ally Financial, Inc.	6,410	294,539
Atlanticus Holdings Corp. *	1,324	135,379
Bread Financial Holdings, Inc.	2,939	318,441
Consumer Portfolio Services, Inc. *	3,813	36,586
Credit Acceptance Corp. *	760	483,922
Dave, Inc. *	624	232,496
Encore Capital Group, Inc. *	2,787	259,999
Enova International, Inc. *	2,166	521,421
Ezcorp, Inc., Class A *@	5,994	207,213
FirstCash Holdings, Inc.	2,667	576,925
Green Dot Corp., Class A *	2,863	38,679
Happen, Inc. *	8,536	177,037
LendingTree, Inc. *	946	41,898
Navient Corp.	5,962	50,737
Nelnet, Inc., Class A	2,441	325,459
NerdWallet, Inc., Class A *	2,839	26,261
OneMain Holdings, Inc.	8,057	491,235
Oportun Financial Corp. *	1,900	10,849
OppFi, Inc. *	2,634	26,156
PRA Group, Inc. *	4,120	78,239
PROG Holdings, Inc.	4,487	209,139
Regional Management Corp.	1,467	60,440
SLM Corp.	14,278	370,371
Upstart Holdings, Inc. *@	4,885	173,076
World Acceptance Corp. *	514	115,049
		5,261,546
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	3,094	41,862
Andersons, Inc. (The)	4,055	277,362
BJ’s Wholesale Club Holdings, Inc. *	4,618	402,782
Casey’s General Stores, Inc.	2,265	1,800,199
Chefs’ Warehouse, Inc. (The) *	4,636	445,520
Grocery Outlet Holding Corp. *	6,836	68,223
Ingles Markets, Inc., Class A	1,973	174,768
Maplebear, Inc. *	7,401	350,437
Natural Grocers by Vitamin Cottage, Inc. @	2,710	84,064
Performance Food Group Co. *	9,263	1,035,511
PriceSmart, Inc.	2,691	525,660
Sprouts Farmers Market, Inc. *	7,149	604,663
U.S. Foods Holding Corp. *	2,594	265,237
United Natural Foods, Inc. *	4,103	187,384
Village Super Market, Inc., Class A	830	35,009
Weis Markets, Inc. @	2,943	230,466
		6,529,147
Containers & Packaging — 0.7%
AptarGroup, Inc.	5,666	709,383
Ardagh Metal Packaging SA	22,202	105,237
Avery Dennison Corp.	609	98,871
Crown Holdings, Inc.	3,202	358,048
Greif, Inc., Class A	2,553	190,173
Greif, Inc., Class B @	715	66,881
Myers Industries, Inc.	4,361	153,987
O-I Glass, Inc. *	6,684	64,367
Ranpak Holdings Corp. *@	4,400	32,164
Silgan Holdings, Inc.	11,743	544,758
Sonoco Products Co.	3,384	190,688
TriMas Corp.	3,690	166,161
		2,680,718
Distributors — 0.1%
GigaCloud Technology, Inc., Class A *	1,341	42,376
Gold.com, Inc.	2,332	97,034
Weyco Group, Inc.	1,043	41,021
		180,431
Diversified Consumer Services — 1.3%
ADT, Inc.	1,253	8,144
American Public Education, Inc. *	1,928	103,533
Bright Horizons Family Solutions, Inc. *	3,302	234,046
Carriage Services, Inc.	1,424	54,596
Coursera, Inc. *	12,888	72,688
Covista, Inc. *	3,867	482,060
Driven Brands Holdings, Inc. *	7,070	98,556
Duolingo, Inc. *	500	57,510
Frontdoor, Inc. *	2,849	221,054
Graham Holdings Co., Class B	388	442,871
Grand Canyon Education, Inc. *	2,418	346,040
H&R Block, Inc.	11,646	443,480
Laureate Education, Inc. *	3,916	142,229
Liberty Live Holdings, Inc., Class A *	650	65,819
Liberty Live Holdings, Inc., Class C *	836	88,315

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Lincoln Educational Services Corp. *	1,490	$74,351
Matthews International Corp., Class A	2,051	55,213
OneSpaWorld Holdings Ltd.	6,957	196,466
Perdoceo Education Corp.	6,976	223,232
Service Corp. International	7,334	557,091
Strategic Education, Inc.	2,650	203,043
Stride, Inc. *	3,868	333,576
Universal Technical Institute, Inc. *	3,232	138,233
		4,642,146
Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	1,324	136,293
ATN International, Inc.	1,200	31,788
Bandwidth, Inc., Class A *	1,665	105,394
IDT Corp., Class B	1,342	78,051
Iridium Communications, Inc.	5,217	286,152
Liberty Capital Corp., Class A *@	164	3,592
Liberty Capital Corp., Class C *	1,661	35,811
Liberty Latin America Ltd., Class A *	1,600	12,544
Liberty Latin America Ltd., Class C *	10,810	84,210
Lumen Technologies, Inc. *	10,533	80,893
Shenandoah Telecommunications Co.	6,413	96,708
Uniti Group, Inc.	1,930	22,137
		973,573
Electric Utilities — 1.0%
Genie Energy Ltd., Class B	2,213	31,978
Hawaiian Electric Industries, Inc. *	8,291	112,177
IDACORP, Inc.	2,837	429,238
MGE Energy, Inc.	3,771	307,487
OGE Energy Corp.	10,990	534,773
Otter Tail Corp.	4,597	413,638
Pinnacle West Capital Corp.	8,287	886,709
Portland General Electric Co.	7,003	362,966
TXNM Energy, Inc.	6,132	348,175
		3,427,141
Electrical Equipment — 2.1%
Acuity, Inc.	2,347	884,021
Allient, Inc.	1,626	167,364
Atkore, Inc.	3,999	304,084
EnerSys	3,615	845,259
Generac Holdings, Inc. *	720	210,823
LSI Industries, Inc.	3,137	83,382
Nextpower, Inc., Class A *	3,948	470,365
nVent Electric PLC	2,194	372,124
Powell Industries, Inc.	3,186	912,343
Preformed Line Products Co.	539	221,292
Regal Rexnord Corp.	6,071	1,446,052
Sensata Technologies Holding PLC	6,595	314,845
Sunrun, Inc. *	6,232	83,384
Vicor Corp. *	3,445	1,308,342
		7,623,680
Electronic Equipment, Instruments & Components — 5.4%
Advanced Energy Industries, Inc.	3,308	1,233,454
Arlo Technologies, Inc. *	2,527	34,064
Arrow Electronics, Inc. *	5,952	1,270,216
Avnet, Inc.	8,026	712,869
Badger Meter, Inc.	3,103	460,423
Bel Fuse, Inc., Class B	1,421	473,250
Belden, Inc.	4,607	552,425
Benchmark Electronics, Inc.	3,809	375,834
Climb Global Solutions, Inc.	1,260	29,245
Cognex Corp.	3,708	268,533
Crane NXT Co.	3,739	191,287
CTS Corp.	3,522	229,599
Daktronics, Inc. *	3,162	61,849
ePlus, Inc.	1,749	145,569
Fabrinet *	2,299	1,292,222
Flex Ltd. *	14,006	2,269,953
Frequency Electronics, Inc. *	392	26,009
Insight Enterprises, Inc. *	2,809	342,136
IPG Photonics Corp. *	2,104	246,841
Itron, Inc. *	4,157	359,705
Kimball Electronics, Inc. *	2,512	64,307
Knowles Corp. *	4,852	201,261
Littelfuse, Inc.	1,865	849,191
Methode Electronics, Inc.	4,122	78,194
Mirion Technologies, Inc. *	1,739	31,180
Napco Security Technologies, Inc.	3,236	122,903
nLight, Inc. *	1,098	76,443
Novanta, Inc. *@	3,185	516,734
OSI Systems, Inc. *	1,449	316,896
PC Connection, Inc.	2,305	168,242
Plexus Corp. *	2,380	715,595
Powerfleet, Inc. NJ *	5,900	22,597
Richardson Electronics Ltd.	1,505	28,610
Rogers Corp. *	2,017	330,244
Sanmina Corp. *	4,678	1,183,908
ScanSource, Inc. *	2,807	146,217
TD SYNNEX Corp.	3,238	865,647
TTM Technologies, Inc. *	8,928	1,669,715
Vishay Intertechnology, Inc.	11,850	637,293
Vishay Precision Group, Inc. *	1,694	253,948
Vontier Corp.	8,347	242,063
Zebra Technologies Corp., Class A *	953	250,887
		19,347,558
Energy Equipment & Services — 1.9%
Archrock, Inc.	12,231	497,924
Atlas Energy Solutions, Inc. @	6,017	99,942
Borr Drilling Ltd. *@	16,547	68,339

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Bristow Group, Inc.	1,864	$77,020
Cactus, Inc., Class A	3,486	178,588
Core Laboratories, Inc. @	2,969	34,589
Energy Services of America Corp.	675	13,055
Expro Group Holdings NV *	8,043	118,795
Flowco Holdings, Inc., Class A	901	19,227
Forum Energy Technologies, Inc. *	645	32,398
Helix Energy Solutions Group, Inc. *	9,645	84,297
Helmerich & Payne, Inc.	6,202	203,054
Innovex International, Inc. *	5,086	126,133
Kodiak Gas Services, Inc.	3,960	297,515
Liberty Energy, Inc.	8,869	232,279
Nabors Industries Ltd. *@	1,026	86,194
National Energy Services Reunited Corp. *	6,729	201,399
Natural Gas Services Group, Inc.	2,179	94,002
Noble Corp. PLC	2,483	92,616
NOV, Inc.	17,625	326,944
Oceaneering International, Inc. *	6,656	269,701
Oil States International, Inc. *	3,584	28,708
Patterson-UTI Energy, Inc.	26,058	239,212
ProFrac Holding Corp., Class A *@	4,635	26,929
ProPetro Holding Corp. *	8,233	118,061
Ranger Energy Services, Inc., Class A	923	14,777
RPC, Inc. @	16,366	95,414
SEACOR Marine Holdings, Inc. *	1,517	11,605
Seadrill Ltd. *	4,163	157,445
Select Water Solutions, Inc.	9,159	182,997
Solaris Energy Infrastructure, Inc.	2,175	175,001
TechnipFMC PLC	20,068	1,330,508
TETRA Technologies, Inc. *	8,698	98,548
Tidewater, Inc. *	3,350	223,211
Transocean Ltd. *	43,549	212,955
Valaris Ltd. *	2,773	201,320
Weatherford International PLC	4,378	356,807
		6,627,509
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A *	934	52,594
Atlanta Braves Holdings, Inc., Class C *	2,866	148,745
Cinemark Holdings, Inc.	7,484	237,467
IMAX Corp. *	3,711	147,920
Lionsgate Studios Corp. *@	4,178	63,965
Madison Square Garden Entertainment Corp. *	1,717	138,888
Madison Square Garden Sports Corp. *	97	38,979
Marcus Corp. (The)	3,100	72,726
Reservoir Media, Inc. *@	1,074	10,622
Sphere Entertainment Co. *	1,900	328,757
Starz Entertainment Corp. *	278	8,023
Warner Music Group Corp., Class A	1,140	30,860
		1,279,546
Financial Services — 1.6%
Acacia Research Corp. *	4,294	20,010
Alerus Financial Corp.	1,341	41,705
Cass Information Systems, Inc.	1,499	76,929
Equitable Holdings, Inc.	4,600	201,848
Essent Group Ltd.	4,642	298,388
Euronet Worldwide, Inc. *	1,304	95,440
EVERTEC, Inc.	2,560	71,117
Federal Agricultural Mortgage Corp., Class C	923	183,926
Flywire Corp. *	8,463	148,695
Jack Henry & Associates, Inc.	2,212	304,681
Jackson Financial, Inc., Class A	1,992	203,961
Marqeta, Inc., Class A *	17,441	70,810
Merchants Bancorp @	2,861	143,050
MGIC Investment Corp.	11,104	313,133
NCR Atleos Corp. *	4,060	176,245
NMI Holdings, Inc. *	7,878	323,707
Onity Group, Inc. *	410	16,297
Paymentus Holdings, Inc., Class A *	4,123	99,612
Payoneer Global, Inc. *	22,794	162,293
Paysafe Ltd. *@	2,682	20,035
Paysign, Inc. *	1,810	14,824
PennyMac Financial Services, Inc.	2,927	254,942
Priority Technology Holdings, Inc. *	2,933	19,563
Radian Group, Inc.	8,766	330,215
Remitly Global, Inc. *	9,727	217,982
Repay Holdings Corp. *	3,361	14,116
Sezzle, Inc. *	1,441	247,319
Shift4 Payments, Inc., Class A *@	2,548	123,935
Velocity Financial, Inc. *	1,819	33,579
Voya Financial, Inc.	9,648	873,433
Walker & Dunlop, Inc.	3,120	170,664
Waterstone Financial, Inc.	2,966	61,485
Western Union Co. (The) @	11,042	85,023
WEX, Inc. *	1,703	240,276
		5,659,238
Food Products — 1.1%
Alico, Inc.	713	29,497
B&G Foods, Inc. @	3,893	15,494
Cal-Maine Foods, Inc.	3,959	318,937
Darling Ingredients, Inc. *	13,438	733,984
Del Monte Corp.	5,010	139,829
Dole PLC	6,037	82,828
Freshpet, Inc. *	3,321	196,338
Ingredion, Inc.	3,754	355,541
J&J Snack Foods Corp.	1,747	128,317
J.M. Smucker Co. (The)	2,567	288,787
John B Sanfilippo & Son, Inc.	981	84,356
Lifeway Foods, Inc. *@	1,756	52,399

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Food Products (Continued)
Limoneira Co.	1,004	$13,183
Mama’s Creations, Inc. *	1,932	34,486
Marzetti Co. (The)	2,908	331,977
Mission Produce, Inc. *@	7,464	88,001
Pilgrim’s Pride Corp.	6,102	171,527
Post Holdings, Inc. *	4,776	421,530
Seaboard Corp.	42	187,502
Seneca Foods Corp., Class A *	800	139,152
Tootsie Roll Industries, Inc.	5,208	205,976
		4,019,641
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,106	257,943
MDU Resources Group, Inc.	12,234	259,483
National Fuel Gas Co.	4,271	329,764
New Jersey Resources Corp.	9,687	542,859
Northwest Natural Holding Co.	3,354	164,547
ONE Gas, Inc.	5,011	386,198
RGC Resources, Inc.	600	14,340
Southwest Gas Holdings, Inc.	4,019	356,405
Spire, Inc.	4,808	375,457
UGI Corp.	6,235	215,357
		2,902,353
Ground Transportation — 1.1%
ArcBest Corp.	2,227	319,664
Covenant Logistics Group, Inc.	1,720	75,990
Heartland Express, Inc.	5,239	79,738
Knight-Swift Transportation Holdings, Inc.	10,458	814,364
Landstar System, Inc.	2,867	592,924
Marten Transport Ltd.	7,902	137,100
PAMT Corp. *	2,517	35,263
RXO, Inc. *	1,530	42,213
Saia, Inc. *	1,087	457,801
Schneider National, Inc., Class B	1,500	54,795
U-Haul Holding Co. *@	1,058	69,235
U-Haul Holding Co.	9,522	549,419
Universal Logistics Holdings, Inc. @	1,834	27,143
Werner Enterprises, Inc.	6,118	266,806
XPO, Inc. *	1,925	395,183
		3,917,638
Health Care Equipment & Supplies — 1.6%
ABIOMED, Inc. CVR *¶§	90	—
Align Technology, Inc. *	606	102,208
AngioDynamics, Inc. *	2,110	27,451
Artivion, Inc. *	5,028	112,979
AtriCure, Inc. *	2,403	67,236
Avanos Medical, Inc. *	2,715	67,549
Axogen, Inc. *	2,643	122,080
Baxter International, Inc.	6,371	135,830
Bioventus, Inc., Class A *@	3,716	35,079
CONMED Corp.	2,255	73,806
Cooper Cos., Inc. (The) *	1,405	100,753
Delcath Systems, Inc. *@	1,306	16,443
Dentsply Sirona, Inc.	11,058	117,325
Electromed, Inc. *	2,175	92,003
Enovis Corp. *	2,116	43,801
Envista Holdings Corp. *	3,902	102,818
Globus Medical, Inc., Class A *	8,354	660,050
Haemonetics Corp. *	5,164	387,300
ICU Medical, Inc. *	1,615	236,759
Integer Holdings Corp. *	3,152	294,554
Integra LifeSciences Holdings Corp. *	6,371	114,423
iRadimed Corp.	704	67,274
Lantheus Holdings, Inc. *	3,992	442,873
LeMaitre Vascular, Inc.	1,935	185,683
LENSAR, Inc. *@	1,385	7,908
LivaNova PLC *	3,939	323,904
Merit Medical Systems, Inc. *	3,849	266,890
Neogen Corp. *	14,367	129,159
Novocure Ltd. *	6,600	99,990
Omnicell, Inc. *	4,593	190,701
OraSure Technologies, Inc. *	2,453	10,940
Orthofix Medical, Inc. *	2,271	20,757
OrthoPediatrics Corp. *	1,400	26,782
Penumbra, Inc. *	1,722	543,722
QuidelOrtho Corp. *	3,821	66,925
SI-BONE, Inc. *	2,193	35,790
Sight Sciences, Inc. *	2,351	12,742
STAAR Surgical Co. *	2,877	82,541
Tactile Systems Technology, Inc. *	1,239	36,897
TransMedics Group, Inc. *	2,272	150,906
UFP Technologies, Inc. *	700	185,591
Utah Medical Products, Inc.	630	43,457
Varex Imaging Corp. *	2,330	24,302
		5,866,181
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc. *	5,046	149,008
AdaptHealth Corp. *	8,220	85,652
Addus HomeCare Corp. *	1,872	188,080
Alignment Healthcare, Inc. *	6,686	159,194
AMN Healthcare Services, Inc. *	3,754	121,517
Astrana Health, Inc. *	3,699	171,671
Aveanna Healthcare Holdings, Inc. *	6,860	58,790
Brookdale Senior Living, Inc. *	12,689	204,166
Castle Biosciences, Inc. *	1,772	42,262
Chemed Corp.	896	417,303
Clover Health Investments Corp. *	7,614	39,897
Community Health Systems, Inc. *	6,088	20,334
Concentra Group Holdings Parent, Inc.	9,795	291,401
CorVel Corp. *	3,061	191,374
Cross Country Healthcare, Inc. *	3,321	43,870
DaVita, Inc. *	8,508	1,892,860
Encompass Health Corp.	6,968	704,325
Ensign Group, Inc. (The)	3,414	547,264
Fulgent Genetics, Inc. *	1,400	28,728

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
GeneDx Holdings Corp. *	1,788	$122,746
Guardian Pharmacy Services, Inc., Class A *	1,744	73,021
HealthEquity, Inc. *	4,526	408,788
Henry Schein, Inc. *	7,338	612,870
Innovage Holding Corp. *	5,011	59,380
LifeStance Health Group, Inc. *	27,189	291,194
Molina Healthcare, Inc. *	195	44,597
National HealthCare Corp.	1,582	334,372
NeoGenomics, Inc. *	10,037	146,440
NRC Health	2,987	64,430
Option Care Health, Inc. *	8,013	168,033
PACS Group, Inc. *	3,079	131,289
Pediatrix Medical Group, Inc. *	4,190	106,133
Pennant Group, Inc. (The) *	2,408	88,976
Privia Health Group, Inc. *	7,948	204,502
Progyny, Inc. *	6,204	178,861
RadNet, Inc. *	5,402	333,141
Select Medical Holdings Corp.	12,138	200,398
Sonida Senior Living, Inc. *	688	28,070
Strata Critical Medical, Inc. @*	6,186	32,600
Surgery Partners, Inc. *	8,274	139,003
Talkspace, Inc. *	4,209	21,887
Tenet Healthcare Corp. *	9,110	1,704,299
U.S. Physical Therapy, Inc.	1,511	103,776
Universal Health Services, Inc., Class B	3,730	554,614
		11,511,116
Health Care Technology — 0.1%
Certara, Inc. *	11,874	77,775
HealthStream, Inc.	2,771	75,510
Schrodinger, Inc. *	2,198	35,717
Simulations Plus, Inc. *	1,298	23,766
Teladoc Health, Inc. *	11,110	94,213
TruBridge, Inc. *	1,636	42,880
		349,861
Hotels, Restaurants & Leisure — 2.8%
Aramark	20,945	1,191,771
Biglari Holdings, Inc., Class A *	7	14,733
Biglari Holdings, Inc., Class B *	131	55,810
BJ’s Restaurants, Inc. *	2,751	167,082
Bloomin’ Brands, Inc.	4,836	44,201
Boyd Gaming Corp.	2,637	232,926
Brinker International, Inc. *	4,610	774,480
Cheesecake Factory, Inc. (The)	5,035	400,484
Choice Hotels International, Inc. @	5,300	584,431
Churchill Downs, Inc.	6,075	544,563
Cracker Barrel Old Country Store, Inc.	2,324	123,869
Dave & Buster’s Entertainment, Inc. *	1,638	18,673
Dine Brands Global, Inc. @	500	17,950
Domino’s Pizza, Inc.	558	165,190
Dutch Bros, Inc., Class A *	1,169	83,946
El Pollo Loco Holdings, Inc. *	2,723	46,182
First Watch Restaurant Group, Inc. *	3,750	48,338
Global Business Travel Group I *	19,679	184,786
Hilton Grand Vacations, Inc. *	5,115	267,873
Hyatt Hotels Corp., Class A	811	157,204
Inspired Entertainment, Inc. *	1,305	10,766
Krispy Kreme, Inc. *	9,314	32,878
Kura Sushi USA, Inc., Class A *@	718	41,328
Life Time Group Holdings, Inc. *	1,043	42,596
Lindblad Expeditions Holdings, Inc. *	3,223	91,018
Marriott Vacations Worldwide Corp.	3,349	341,196
Monarch Casino & Resort, Inc.	1,490	196,099
Norwegian Cruise Line Holdings Ltd. *	4,482	94,615
Papa John’s International, Inc. @	3,338	122,738
Planet Fitness, Inc., Class A *	8,887	463,635
Pursuit Attractions & Hospitality, Inc. *	1,821	101,921
Sabre Corp. *@	16,815	35,143
Serve Robotics, Inc. *@	3,067	20,181
Shake Shack, Inc., Class A *	2,566	143,747
Sweetgreen, Inc., Class A *	2,408	21,214
Target Hospitality Corp. *	6,007	122,303
Texas Roadhouse, Inc.	5,745	1,110,106
Travel & Leisure Co.	3,181	243,124
United Parks & Resorts, Inc. *@	3,740	178,548
Vail Resorts, Inc. @	1,460	198,779
Wendy’s Co. (The) @	22,109	183,284
Wingstop, Inc.	1,429	247,803
Wyndham Hotels & Resorts, Inc.	5,481	461,555
Wynn Resorts Ltd.	5,043	489,625
		10,118,694
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	1,080	19,138
Beazer Homes USA, Inc. *	1,643	46,086
Cavco Industries, Inc. *	691	424,537
Century Communities, Inc.	3,367	241,279
Champion Homes, Inc. *	2,933	258,456
Cricut, Inc., Class A @	2,300	10,097
Dream Finders Homes, Inc., Class A *@	1,898	32,759
Ethan Allen Interiors, Inc.	2,598	58,039
Flexsteel Industries, Inc.	1,069	79,619
Green Brick Partners, Inc. *	4,024	322,081
Hamilton Beach Brands Holding Co., Class A	2,000	46,060
Helen of Troy Ltd. *	2,629	76,425
Hooker Furnishings Corp.	1,742	31,060
Hovnanian Enterprises, Inc., Class A *	113	16,092
Installed Building Products, Inc.	3,050	701,012
KB Home	7,849	491,269
La-Z-Boy, Inc.	4,321	173,359
Legacy Housing Corp. *@	1,146	30,105
LGI Homes, Inc. *	699	44,512

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Household Durables (Continued)
M/I Homes, Inc. *	2,340	$376,249
Meritage Homes Corp.	6,982	585,441
Mohawk Industries, Inc. *	3,847	466,756
Newell Brands, Inc.	16,233	99,671
Orleans Homebuilders, Inc. *@§	4,953	—
Somnigroup International, Inc.	16,837	1,320,021
Sonos, Inc. *	7,732	104,614
Taylor Morrison Home Corp. *	9,778	701,474
Toll Brothers, Inc.	10,507	1,731,028
TopBuild Corp. *	2,826	1,001,902
		9,489,141
Household Products — 0.2%
Central Garden & Pet Co. *	427	18,933
Central Garden & Pet Co., Class A *	5,031	195,052
Energizer Holdings, Inc.	4,201	90,069
Oil-Dri Corp. of America	611	62,450
Reynolds Consumer Products, Inc.	1,511	40,570
Spectrum Brands Holdings, Inc.	1,189	101,957
WD-40 Co.	1,229	299,434
		808,465
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)	14,453	211,881
Clearway Energy, Inc., Class C	12,687	433,642
Hallador Energy Co. *	3,193	55,526
Ormat Technologies, Inc.	5,451	593,614
		1,294,663
Insurance — 4.3%
Abacus Global Management, Inc. @	1,581	16,933
American Coastal Insurance Corp.	3,026	33,589
American Financial Group, Inc.	3,696	517,218
AMERISAFE, Inc.	892	30,176
Assurant, Inc.	4,101	1,101,242
Assured Guaranty Ltd.	4,657	373,305
Axis Capital Holdings Ltd.	4,830	518,935
Baldwin Insurance Group, Inc. (The) *@	4,624	122,906
Bowhead Specialty Holdings, Inc. *	1,887	56,478
Brighthouse Financial, Inc. *	4,027	254,909
Citizens, Inc. *	6,126	35,163
CNO Financial Group, Inc.	8,455	431,036
Crawford & Co., Class A	3,214	36,222
Crawford & Co., Class B	3,345	34,888
Donegal Group, Inc., Class A	2,745	51,771
Employers Holdings, Inc.	2,665	134,529
F&G Annuities & Life, Inc.	2,662	70,783
Fidelity National Financial, Inc.	3,987	188,027
First American Financial Corp.	7,508	514,974
Genworth Financial, Inc. *	27,488	260,311
Globe Life, Inc.	3,866	690,777
Greenlight Capital Re Ltd., Class A *	2,687	43,476
Hamilton Insurance Group Ltd., Class B	4,094	138,950
Hanover Insurance Group, Inc. (The)	2,145	459,287
HCI Group, Inc.	882	154,571
Heritage Insurance Holdings, Inc. *	1,986	51,795
Hippo Holdings, Inc. *	1,768	49,964
Horace Mann Educators Corp.	4,392	226,847
Investors Title Co.	279	76,357
James River Group Holdings, Inc.	1,700	7,480
Kemper Corp.	5,843	157,527
Kinsale Capital Group, Inc.	808	266,486
Lincoln National Corp.	7,815	276,260
Mercury General Corp.	3,869	412,513
Old Republic International Corp.	20,327	831,781
Oscar Health, Inc., Class A *	7,429	211,875
Palomar Holdings, Inc. *	1,757	222,067
Pelagos Insurance Capital Ltd.	5,980	145,613
Primerica, Inc.	2,788	792,350
Reinsurance Group of America, Inc.	3,182	676,652
RenaissanceRe Holdings Ltd.	2,896	917,742
RLI Corp.	7,825	462,223
Root, Inc., Class A *	262	14,651
Safety Insurance Group, Inc.	1,493	111,766
Selective Insurance Group, Inc.	5,516	535,107
SiriusPoint Ltd. *	7,656	183,744
Skyward Specialty Insurance Group, Inc. *	2,578	150,426
Stewart Information Services Corp.	2,578	170,200
Tiptree, Inc.	2,949	52,846
Trupanion, Inc. *	2,139	52,983
TWFG, Inc. *	1,142	27,465
Unico American Corp. *§	1,700	—
United Fire Group, Inc.	1,485	77,873
Universal Insurance Holdings, Inc.	2,828	116,966
Unum Group	14,680	1,312,392
White Mountains Insurance Group Ltd.	170	352,476
		15,214,883
Interactive Media & Services — 0.4%
Angi, Inc. *	1,799	10,704
Bumble, Inc., Class A *	5,850	18,720
Cargurus, Inc. *	4,669	159,166
Cars.com, Inc. *	3,931	43,005
EverQuote, Inc., Class A *	1,321	31,427
Grindr, Inc. *	2,181	31,341
Match Group, Inc.	8,057	306,569
MediaAlpha, Inc., Class A *	1,710	21,495
Nextdoor Holdings, Inc. *	14,627	33,203
Pinterest, Inc., Class A *	8,197	172,383
QuinStreet, Inc. *	4,281	62,717
Shutterstock, Inc.	1,210	16,879
TripAdvisor, Inc. *	7,556	103,593
Yelp, Inc. *	2,980	73,070

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Interactive Media & Services (Continued)
Ziff Davis, Inc. *	2,996	$156,900
ZoomInfo Technologies, Inc. *	11,989	35,128
		1,276,300
IT Services — 0.3%
Amdocs Ltd.	3,682	186,088
Backblaze, Inc., Class A *	3,000	47,580
DXC Technology Co. *	10,932	96,748
Everforth, Inc. *	4,078	72,874
Fastly, Inc., Class A *	9,817	180,240
Globant SA *	761	22,023
Grid Dynamics Holdings, Inc. *	1,651	9,378
Hackett Group, Inc. (The)	3,495	37,641
Information Services Group, Inc.	2,180	8,960
Kyndryl Holdings, Inc. *	9,646	109,096
Okta, Inc. *	2,791	380,832
TSS, Inc. *@	889	10,935
		1,162,395
Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp.	541	64,125
Brunswick Corp.	3,312	279,003
Callaway Golf Co. *	7,819	146,919
Escalade, Inc.	1,950	36,621
Funko, Inc., Class A *@	2,073	12,189
Hasbro, Inc.	3,807	314,420
JAKKS Pacific, Inc.	500	11,640
Johnson Outdoors, Inc., Class A	1,000	46,040
Latham Group, Inc. *	6,782	43,879
Malibu Boats, Inc., Class A *	2,116	58,042
MasterCraft Boat Holdings, Inc. *	2,494	64,395
Mattel, Inc. *	17,770	246,648
Peloton Interactive, Inc., Class A *	1,693	10,006
Polaris, Inc.	3,949	270,270
Smith & Wesson Brands, Inc.	2,884	43,375
Sturm Ruger & Co., Inc.	1,025	38,796
YETI Holdings, Inc. *	4,641	230,008
		1,916,376
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A *	7,244	277,735
Azenta, Inc. *	2,245	57,292
Bio-Rad Laboratories, Inc., Class A *	154	45,216
BioLife Solutions, Inc. *	3,684	104,036
Bruker Corp.	4,966	298,854
Charles River Laboratories International, Inc. *	891	202,070
CryoPort, Inc. *	2,913	45,734
Cytek Biosciences, Inc. *	7,745	34,310
Fortrea Holdings, Inc. *	5,873	102,190
Maravai LifeSciences Holdings, Inc., Class A *	6,182	38,576
Medpace Holdings, Inc. *	2,141	1,133,852
Mesa Laboratories, Inc.	293	29,168
OmniAb, Inc. *	8,462	20,817
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Personalis, Inc. *@	6,114	81,928
Repligen Corp. *	3,188	434,971
Revvity, Inc.	3,081	342,792
		3,249,541
Machinery — 5.6%
Aebi Schmidt Holding AG	4,070	51,079
AGCO Corp.	4,840	579,348
Alamo Group, Inc.	1,213	199,526
Albany International Corp., Class A	2,901	216,124
Allison Transmission Holdings, Inc.	6,647	749,383
Astec Industries, Inc.	1,354	82,851
CECO Environmental Corp. *	7,043	639,082
CNH Industrial NV	11,489	129,021
Columbus McKinnon Corp.	2,642	39,973
Crane Co.	3,089	689,063
Donaldson Co., Inc.	8,206	736,653
Douglas Dynamics, Inc.	2,507	135,253
Eastern Co. (The)	776	21,612
Enerpac Tool Group Corp.	4,909	176,037
Enpro, Inc.	1,812	682,997
Esab Corp.	418	41,227
ESCO Technologies, Inc.	2,200	770,088
Federal Signal Corp.	5,267	676,757
Flowserve Corp.	2,564	190,146
Franklin Electric Co., Inc.	4,975	533,270
Gorman-Rupp Co. (The)	2,754	252,652
Graco, Inc.	4,511	341,077
Greenbrier Cos., Inc. (The)	2,663	130,514
Helios Technologies, Inc.	2,930	261,502
Hurco Cos., Inc. *	1,000	22,895
Hyster-Yale, Inc.	165	5,785
IDEX Corp.	100	22,695
ITT, Inc.	5,131	1,014,707
Kadant, Inc.	1,029	323,343
Kennametal, Inc.	3,360	117,768
L.B. Foster Co., Class A *	1,565	70,691
Lincoln Electric Holdings, Inc.	3,365	893,441
Lindsay Corp.	1,109	137,294
Manitowoc Co., Inc. (The) *	3,607	50,101
Middleby Corp. (The) *	2,710	466,147
Miller Industries, Inc.	1,261	64,500
Mueller Industries, Inc.	9,528	1,171,277
Mueller Water Products, Inc., Class A	15,406	397,937
Nordson Corp.	494	149,035
Omega Flex, Inc.	590	18,520
Oshkosh Corp.	4,130	633,872
Park-Ohio Holdings Corp.	2,182	83,898

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Pentair PLC	11,013	$844,257
Perma-Pipe International Holdings, Inc. *	1,900	51,737
RBC Bearings, Inc. *	336	216,404
SPX Technologies, Inc. *	4,109	1,007,404
Standex International Corp.	1,107	395,941
Stanley Black & Decker, Inc.	2,815	264,948
Tennant Co.	1,721	150,656
Terex Corp.	6,303	456,274
Timken Co. (The)	6,902	1,002,999
Titan International, Inc. *	4,338	33,446
Toro Co. (The)	3,825	372,631
Trinity Industries, Inc.	4,908	169,719
Wabash National Corp.	2,121	28,634
Watts Water Technologies, Inc., Class A	2,360	923,822
Worthington Enterprises, Inc.	4,458	239,662
		20,127,675
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd. *	1,145	20,106
Costamare, Inc.	5,728	80,307
Kirby Corp. *	4,368	593,917
Matson, Inc.	2,963	569,577
		1,263,907
Media — 0.9%
AMC Global Media, Inc. *	1,250	12,475
Boston Omaha Corp., Class A *@	900	12,276
DoubleVerify Holdings, Inc. *	9,879	107,088
Entravision Communications Corp., Class A	3,329	43,410
Gray Media, Inc.	8,433	33,479
John Wiley & Sons, Inc., Class A	2,775	134,615
Magnite, Inc. *	9,743	184,922
National CineMedia, Inc.	2,942	11,180
New York Times Co. (The), Class A	17,457	1,221,641
News Corp., Class A	19,977	496,029
News Corp., Class B	7,188	201,695
Nexstar Media Group, Inc.	2,102	375,396
PubMatic, Inc., Class A *	1,357	17,804
Scholastic Corp.	1,911	87,906
Sinclair, Inc.	2,838	40,442
Stagwell, Inc. *@	10,186	75,682
TechTarget, Inc. *	2,200	7,920
USA TODAY Co., Inc. *@	8,755	74,855
		3,138,815
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc. *	901	148,611
American Battery Technology Co. *@	6,986	19,770
Caledonia Mining Corp. PLC	1,095	20,915
Century Aluminum Co. *	8,912	410,041
Coeur Mining, Inc.	16,461	268,644
Commercial Metals Co.	12,402	778,226
Compass Minerals International, Inc. *	2,502	77,887
Dakota Gold Corp. *	1,813	7,723
Fortitude Gold Corp.	4,671	23,308
Friedman Industries, Inc.	700	22,526
Hecla Mining Co.	30,869	476,309
Ivanhoe Electric, Inc. *	1,861	17,884
Kaiser Aluminum Corp.	1,901	371,893
Materion Corp.	1,832	544,819
McEwen, Inc. *	3,801	68,912
Metallus, Inc. *	3,673	68,648
MP Materials Corp. *@	4,905	274,729
Nexa Resources SA *	5,122	62,693
Ramaco Resources, Inc., Class A *	3,376	44,664
Royal Gold, Inc.	254	50,701
Ryerson Holding Corp.	6,667	164,075
SunCoke Energy, Inc.	5,320	42,826
Tredegar Corp. *	1,300	10,348
Warrior Met Coal, Inc.	938	76,128
Worthington Steel, Inc.	3,627	121,795
		4,174,075
Multi-Utilities — 0.3%
Avista Corp.	6,896	282,115
Black Hills Corp.	6,023	448,111
Northwestern Energy Group, Inc.	4,148	297,080
Unitil Corp.	1,923	101,323
		1,128,629
Oil, Gas & Consumable Fuels — 2.5%
Amplify Energy Corp. *	1,867	7,431
Antero Midstream Corp.	32,353	736,031
Antero Resources Corp. *	7,435	261,266
APA Corp.	2,924	95,235
Ardmore Shipping Corp.	2,990	41,890
BKV Corp. *	4,270	116,827
California Resources Corp.	1,759	92,998
Calumet, Inc. *	2,362	85,079
Centrus Energy Corp., Class A *	1,074	180,292
Chord Energy Corp.	393	44,920
Clean Energy Fuels Corp. *	12,495	25,615
CNX Resources Corp. *	16,780	569,345
Comstock Resources, Inc. *@	8,676	129,446
Comstock, Inc. *	3,100	12,896
Core Natural Resources, Inc.	1,743	139,475
Crescent Energy Co., Class A	9,111	89,470
CVR Energy, Inc.	5,513	151,828
Delek U.S. Holdings, Inc.	1,924	97,758
DHT Holdings, Inc.	11,638	192,376
Dorian LPG Ltd.	3,332	115,887
DT Midstream, Inc.	2,684	393,850
Evolution Petroleum Corp.	5,356	19,710
Excelerate Energy, Inc., Class A	1,191	45,246
Granite Ridge Resources, Inc.	7,696	33,939
Green Plains, Inc. *	4,293	66,026
Gulfport Energy Corp. *	944	160,197

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
HF Sinclair Corp.	8,792	$612,363
International Seaways, Inc.	4,383	335,694
Kinetik Holdings, Inc.	968	46,793
Kosmos Energy Ltd. *	34,139	72,033
Magnolia Oil & Gas Corp., Class A	9,140	233,801
Matador Resources Co.	10,827	538,968
Murphy Oil Corp.	7,588	247,065
NACCO Industries, Inc., Class A	533	26,677
Nordic American Tankers Ltd. @	15,466	85,682
Northern Oil and Gas, Inc.	6,921	125,616
Par Pacific Holdings, Inc. *	2,616	146,705
PBF Energy, Inc., Class A	7,572	344,677
Peabody Energy Corp.	8,429	194,879
Permian Resources Corp., Class A	18,990	349,606
PrimeEnergy Resources Corp. @*	123	20,528
Range Resources Corp.	13,876	516,048
REX American Resources Corp. *	3,102	140,055
Riley Exploration Permian, Inc.	1,228	40,475
SandRidge Energy, Inc.	2,175	29,798
Scorpio Tankers, Inc.	2,479	171,696
SFL Corp. Ltd.	9,725	99,195
SM Energy Co.	4,988	130,187
Sunococorp LLC	1,049	70,986
Talos Energy, Inc. *	12,133	156,637
Teekay Corp. Ltd.	5,222	52,220
Teekay Tankers Ltd., Class A	2,169	140,703
Vaalco Energy, Inc.	7,646	38,842
Vitesse Energy, Inc. @	2,544	40,119
W&T Offshore, Inc.	5,182	16,323
World Kinect Corp.	3,183	104,848
		9,034,252
Paper & Forest Products — 0.2%
Clearwater Paper Corp. *	1,838	28,820
Louisiana-Pacific Corp.	6,194	487,220
Magnera Corp. *	937	11,010
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,034	76,885
		603,935
Passenger Airlines — 0.2%
Aduro Biotech, Inc. CVR *¶§	237	—
Alaska Air Group, Inc. *	1,516	79,135
Allegiant Travel Co. *	441	51,862
American Airlines Group, Inc. *	6,571	118,738
SkyWest, Inc. *	3,627	360,270
		610,005
Personal Products — 0.2%
Edgewell Personal Care Co.	2,610	70,104
elf Beauty, Inc. *	4,063	300,662
Herbalife Ltd. *	4,298	56,519
Honest Co., Inc. (The) *	3,674	13,447
Interparfums, Inc.	2,826	316,116
Medifast, Inc. *	1,290	13,687
Nature’s Sunshine Products, Inc. *	1,700	37,060
Niagen Bioscience, Inc. *@	4,400	14,036
USANA Health Sciences, Inc. *	2,205	47,077
		868,708
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc. *	3,657	19,346
Amphastar Pharmaceuticals, Inc. *	5,315	107,257
Amylyx Pharmaceuticals, Inc. *	2,673	48,007
ANI Pharmaceuticals, Inc. *	1,669	138,160
Arvinas, Inc. *	3,522	29,268
Atea Pharmaceuticals, Inc. *	3,390	15,764
BioAge Labs, Inc. *	1,230	30,147
Collegium Pharmaceutical, Inc. *@	2,590	93,758
Contineum Therapeutics, Inc., Class A *	1,024	16,783
Corcept Therapeutics, Inc. *	7,842	681,862
Crinetics Pharmaceuticals, Inc. *	3,969	148,520
Edgewise Therapeutics, Inc. *	3,194	129,772
Elanco Animal Health, Inc. *	13,501	332,260
Enliven Therapeutics, Inc. *	2,723	138,192
Eton Pharmaceuticals, Inc. *	422	15,276
EyePoint, Inc. *	4,428	63,320
Harmony Biosciences Holdings, Inc. *	2,191	79,774
Harrow, Inc. *	1,241	52,705
Innoviva, Inc. *	5,963	135,420
Jazz Pharmaceuticals PLC *	2,825	680,740
Ligand Pharmaceuticals, Inc. *	1,727	545,887
MBX Biosciences, Inc. *	1,417	78,218
Neumora Therapeutics, Inc. *	5,693	9,678
Ocular Therapeutix, Inc. *	12,595	123,683
Organon & Co.	1,332	18,035
Pacira BioSciences, Inc. *	2,431	61,675
Perrigo Co. PLC	4,736	49,207
Phibro Animal Health Corp., Class A	1,311	41,165
Prestige Consumer Healthcare, Inc. *	5,152	243,535
Rapport Therapeutics, Inc. *	2,550	106,259
Septerna, Inc. *	410	13,731
SIGA Technologies, Inc.	5,422	19,736
Supernus Pharmaceuticals, Inc. *	5,158	239,899
Theravance Biopharma, Inc. *@	2,895	49,215
Viatris, Inc.	10,266	163,024
WaVe Life Sciences Ltd. *	4,392	25,518
Xeris Biopharma Holdings, Inc. *	3,350	26,532
Zevra Therapeutics, Inc. *	3,108	44,569
		4,815,897
Professional Services — 1.3%
Amentum Holdings, Inc. *	16	331
Barrett Business Services, Inc.	3,196	113,522
Booz Allen Hamilton Holding Corp.	513	31,124
CACI International, Inc., Class A *	1,409	652,733
Concentrix Corp. @	1,636	36,655
CRA International, Inc.	567	80,684

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Professional Services (Continued)
ExlService Holdings, Inc. *	13,901	$359,480
Exponent, Inc.	4,607	270,707
Franklin Covey Co. *@	1,628	39,935
FTI Consulting, Inc. *	3,603	536,883
Genpact Ltd.	9,689	266,448
Huron Consulting Group, Inc. *	1,957	176,443
ICF International, Inc.	2,012	146,594
Insperity, Inc.	3,407	140,743
KBR, Inc.	12,616	435,631
Kforce, Inc.	1,735	81,406
Korn Ferry	4,964	330,503
Mastech Digital, Inc. *	2,122	16,403
Maximus, Inc.	2,874	154,506
Parsons Corp. *	1,549	81,152
Paycom Software, Inc.	332	41,726
Paylocity Holding Corp. *	2,396	250,454
RCM Technologies, Inc. *	1,296	36,586
Science Applications International Corp.	2,559	282,539
TIC Solutions, Inc. *@	7,383	59,728
TriNet Group, Inc.	3,424	169,454
TrueBlue, Inc. *	3,431	23,914
Verra Mobility Corp. *	1,691	7,187
		4,823,471
Real Estate Management & Development — 0.7%
AGNT, Inc. @	9,326	50,454
Compass, Inc., Class A *	4,133	50,960
Cushman & Wakefield Ltd. *	10,173	136,216
Douglas Elliman, Inc. *	8,113	14,360
Five Point Holdings LLC, Class A *	2,100	11,067
Forestar Group, Inc. *	3,530	111,724
FRP Holdings, Inc. *	400	9,996
Howard Hughes Holdings, Inc. *	2,872	205,319
Jones Lang LaSalle, Inc. *	3,879	1,202,296
Marcus & Millichap, Inc.	2,297	71,597
Maui Land & Pineapple Co., Inc. *	293	5,210
Newmark Group, Inc., Class A	11,400	172,254
Opendoor Technologies, Inc. *	18,519	85,558
RMR Group, Inc. (The), Class A	1,239	25,437
St. Joe Co. (The)	3,300	206,679
Stratus Properties, Inc. *	313	8,999
Tejon Ranch Co. *@	2,249	42,056
Zillow Group, Inc., Class C *	3,388	106,790
		2,516,972
Semiconductors & Semiconductor Equipment — 4.4%
ACM Research, Inc., Class A *	4,052	514,158
Allegro MicroSystems, Inc. *	1,272	88,557
Alpha & Omega Semiconductor Ltd. *	2,886	136,594
Ambarella, Inc. *	2,233	191,591
Amkor Technology, Inc.	24,529	2,115,136
Amtech Systems, Inc. *	2,822	65,132
Axcelis Technologies, Inc. *	3,412	646,403
CEVA, Inc. *	3,095	145,960
Cirrus Logic, Inc. *	3,204	475,890
Cohu, Inc. *	3,788	279,971
Diodes, Inc. *	4,900	536,256
Everspin Technologies, Inc. *	400	9,672
FormFactor, Inc. *	8,126	1,299,591
GSI Technology, Inc. *	1,572	12,152
Ichor Holdings Ltd. *	2,113	237,248
Kulicke & Soffa Industries, Inc.	5,924	792,394
Lattice Semiconductor Corp. *	5,018	767,553
MACOM Technology Solutions Holdings, Inc. *	1,731	658,421
MaxLinear, Inc. *	3,913	500,981
NVE Corp.	256	26,765
Onto Innovation, Inc. *	4,274	1,617,495
PDF Solutions, Inc. *	4,938	349,561
Penguin Solutions, Inc. *	3,263	248,021
Photronics, Inc. *	7,008	227,970
Power Integrations, Inc.	6,164	516,297
Qorvo, Inc. *	2,545	237,372
Rambus, Inc. *	9,260	1,229,173
Silicon Laboratories, Inc. *	378	82,616
Skyworks Solutions, Inc.	2,640	178,992
Synaptics, Inc. *	4,162	517,045
Teradyne, Inc.	267	129,185
Ultra Clean Holdings, Inc. *	4,298	612,852
Veeco Instruments, Inc. *	4,270	323,666
		15,770,670
Software — 2.3%
8x8, Inc. *	1,774	3,034
A10 Networks, Inc.	4,234	158,182
ACI Worldwide, Inc. *	8,881	446,625
Adeia, Inc.	7,577	249,511
Agilysys, Inc. *	1,277	133,446
Alarm.com Holdings, Inc. *	1,693	79,097
Alkami Technology, Inc. *@	3,758	68,095
Amplitude, Inc., Class A *	4,351	33,285
AvePoint, Inc. *	7,228	81,026
Bill Holdings, Inc. *	2,000	72,320
Blackbaud, Inc. *	5,719	169,397
BlackLine, Inc. *	2,330	65,403
Box, Inc., Class A *	7,367	195,520
Braze, Inc., Class A *	6,536	141,766
CCC Intelligent Solutions Holdings, Inc. *	28,197	145,497
Cerence, Inc. *	1,605	18,169
Cleanspark, Inc. *@	17,765	258,481
Commvault Systems, Inc. *	2,675	379,128
Consensus Cloud Solutions, Inc. *	1,449	55,279
CS Disco, Inc. *	2,700	10,206
Daily Journal Corp. *@	79	47,494

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
Digital Turbine, Inc. *	9,261	$119,467
DocuSign, Inc. *	5,112	227,075
Dolby Laboratories, Inc., Class A	1,224	64,358
Dropbox, Inc., Class A *	14,286	392,436
Dynatrace, Inc. *	7,032	308,775
eGain Corp. *@	4,304	27,115
Five9, Inc. *	4,693	100,055
Freshworks, Inc., Class A *	9,400	95,128
Gen Digital, Inc.	15,392	383,107
I3 Verticals, Inc., Class A *@	1,470	31,399
Intapp, Inc. *	786	19,815
InterDigital, Inc.	2,792	790,499
JFrog Ltd. *	479	43,532
LiveRamp Holdings, Inc. *	7,539	283,768
Manhattan Associates, Inc. *	782	108,893
MARA Holdings, Inc. *@	7,167	99,550
Mitek Systems, Inc. *	3,419	68,824
N-able, Inc. *	10,174	37,339
nCino, Inc. *	6,891	112,668
NCR Voyix Corp. @*	5,307	43,358
Nutanix, Inc., Class A *	4,180	213,013
OneSpan, Inc.	2,012	28,872
Ooma, Inc. *	1,297	24,928
Porch Group, Inc. *	6,205	93,323
Progress Software Corp. *	4,129	138,652
Q2 Holdings, Inc. *	2,678	128,812
Qualys, Inc. *	3,876	532,911
Red Violet, Inc. *	698	44,477
Rimini Street, Inc. *	3,072	13,087
RingCentral, Inc., Class A	3,262	127,153
SentinelOne, Inc., Class A *	5,750	97,577
Sprinklr, Inc., Class A *	7,658	39,515
Telos Corp. *	2,908	13,377
Tenable Holdings, Inc. *	4,998	184,326
Teradata Corp. *@	4,402	152,529
UiPath, Inc., Class A *	7,523	81,775
Unity Software, Inc. *	2,579	73,708
Varonis Systems, Inc. *	1,805	75,738
Vertex, Inc., Class A *	1,558	17,886
Xperi, Inc. *	1,897	15,612
Yext, Inc. *	4,488	20,959
		8,286,352
Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A *	3,880	13,502
Abercrombie & Fitch Co., Class A *	3,727	335,467
Academy Sports & Outdoors, Inc.	4,400	207,372
Advance Auto Parts, Inc. @	3,878	241,289
American Eagle Outfitters, Inc.	11,649	200,363
Arhaus, Inc. @	2,720	22,902
Arko Corp.	6,437	51,689
Asbury Automotive Group, Inc. *	2,143	430,915
AutoNation, Inc. *	4,060	754,308
Bath & Body Works, Inc.	1,927	44,572
Bed Bath & Beyond, Inc. *	3,641	21,081
Boot Barn Holdings, Inc. *	2,603	427,595
Buckle, Inc. (The)	5,018	211,760
Build-A-Bear Workshop, Inc. @	1,640	50,200
Caleres, Inc.	3,874	47,921
Citi Trends, Inc. *	818	47,313
Designer Brands, Inc., Class A @	2,426	14,144
Envela Corp. *	973	28,100
Five Below, Inc. *	5,505	989,744
Floor & Decor Holdings, Inc., Class A *	4,095	243,079
GameStop Corp., Class A *	752	16,604
Gap, Inc. (The)	6,158	115,032
Genesco, Inc. *	1,490	50,317
Group 1 Automotive, Inc.	1,103	321,161
Haverty Furniture Cos., Inc.	1,983	50,626
Lands’ End, Inc. *@	1,298	13,603
Lithia Motors, Inc.	1,581	459,265
MarineMax, Inc. *	2,209	80,894
Monro, Inc.	3,090	52,870
Murphy USA, Inc.	1,712	922,546
Penske Automotive Group, Inc.	1,819	325,510
Petco Health & Wellness Co., Inc. *	18,206	49,520
Revolve Group, Inc. *	2,353	53,860
RH *	807	132,937
Sally Beauty Holdings, Inc. *	3,266	46,181
Shoe Station Group, Inc.	3,062	45,410
Signet Jewelers Ltd.	4,741	408,674
Sonic Automotive, Inc., Class A	1,991	168,817
Stitch Fix, Inc., Class A *	7,576	31,137
Upbound Group, Inc.	6,271	133,071
Urban Outfitters, Inc. *	2,086	147,814
Valvoline, Inc. *	6,915	273,419
Victoria’s Secret & Co. *	4,630	386,512
Warby Parker, Inc., Class A *	5,607	170,116
Wayfair, Inc., Class A *	1,043	96,394
Winmark Corp.	455	192,501
Zumiez, Inc. *	2,406	42,827
		9,170,934
Textiles, Apparel & Luxury Goods — 1.2%
Birkenstock Holding PLC *@	260	11,188
Capri Holdings Ltd. *	6,870	127,576
Carter’s, Inc.	2,563	105,493
Columbia Sportswear Co.	3,476	214,886
Figs, Inc., Class A *	9,880	101,072
Fossil Group, Inc. *	2,500	10,350
G-III Apparel Group Ltd.	5,008	168,820
Kontoor Brands, Inc.	3,023	251,937
Lakeland Industries, Inc. @	1,669	17,842
Levi Strauss & Co., Class A	1,049	26,047
Movado Group, Inc.	2,220	87,268
Oxford Industries, Inc. @	1,665	58,059
PVH Corp.	3,071	228,052

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Ralph Lauren Corp.	2,279	$914,813
Rocky Brands, Inc.	1,000	41,240
Steven Madden Ltd.	6,355	267,546
Superior Group of Cos., Inc.	2,200	28,864
Tapestry, Inc.	10,048	1,470,826
Under Armour, Inc., Class A *@	13,534	86,482
Under Armour, Inc., Class C *	14,361	89,325
VF Corp.	1,731	28,873
Wolverine World Wide, Inc.	4,490	74,220
		4,410,779
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	108,557
Universal Corp.	2,612	136,268
		244,825
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	2,291	774,702
Boise Cascade Co.	3,680	285,678
Core & Main, Inc., Class A *	2,709	130,709
Distribution Solutions Group, Inc. *	224	6,126
DNOW, Inc. *	5,367	69,610
DXP Enterprises, Inc. *	1,824	307,782
GATX Corp.	3,309	586,322
Global Industrial Co.	3,303	110,518
Herc Holdings, Inc.	1,323	189,639
MSC Industrial Direct Co., Inc., Class A	936	111,337
NPK International, Inc. *	5,904	93,933
Rush Enterprises, Inc., Class A	6,868	501,261
SiteOne Landscape Supply, Inc. *	413	47,251
Titan Machinery, Inc. *	2,515	53,117
WESCO International, Inc.	4,569	1,578,270
Willis Lease Finance Corp.	605	138,424
		4,984,679
Water Utilities — 0.4%
American States Water Co.	4,082	337,296
Artesian Resources Corp., Class A	1,177	40,006
California Water Service Group	6,097	296,619
Consolidated Water Co. Ltd.	1,751	51,654
Essential Utilities, Inc.	8,329	319,084
H2O America	2,989	181,642
Middlesex Water Co.	2,133	119,789
Pure Cycle Corp. *	1,000	10,710
York Water Co. (The)	1,803	55,262
		1,412,062
Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc.	1,856	67,299
Gogo, Inc. *	7,616	23,610
Spok Holdings, Inc.	2,839	29,071
		119,980
TOTAL COMMON STOCKS (Identified Cost $138,347,933)		357,684,580
PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., 9.00% *	1,241	26,917
TOTAL PREFERRED STOCKS (Identified Cost $27,067)		26,917
RIGHTS AND WARRANTS — 0.0%
Computers & Peripherals — 0.0%
Xerox Holdings Corp. *	2,515	693
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		693

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 3.330%	138,300	$138,300

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	1,986,879	1,986,879

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,125,179)		2,125,179

Total Investments — 100.5% (Identified Cost $140,500,179)		359,837,369
Liabilities in excess of Cash and Other Assets — (0.5%)		(1,776,820)

Net Assets — 100.0%		$358,060,549

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $7,422,291.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 98.6%
Australia — 6.0%
ANZ Group Holdings Ltd.	150,141	$3,674,637
Aurizon Holdings Ltd.	187,962	543,966
Bendigo & Adelaide Bank Ltd.	20,521	149,891
BlueScope Steel Ltd.	103,358	2,280,615
Challenger Ltd.	54,241	375,538
Dyno Nobel Ltd.	195,063	529,403
Endeavour Group Ltd. @	60,152	135,350
Fortescue Ltd. @	90,885	1,204,999
Harvey Norman Holdings Ltd. @	136,089	454,146
National Australia Bank Ltd.	149,199	3,910,860
Northern Star Resources Ltd.	45,046	591,005
Orica Ltd.	50,333	825,202
Origin Energy Ltd.	168,307	1,279,470
Perseus Mining Ltd.	69,066	229,526
QBE Insurance Group Ltd.	127,828	2,229,359
Rio Tinto Ltd. @	23,574	2,815,615
Sandfire Resources Ltd. *	13,466	178,912
Santos Ltd.	512,778	2,559,708
Sonic Healthcare Ltd. @	54,564	786,148
South32 Ltd.	593,528	1,602,624
Suncorp Group Ltd.	130,499	1,742,871
TPG Telecom Ltd.	43,138	107,520
Westpac Banking Corp. @	209,812	5,114,723
Whitehaven Coal Ltd. @	99,731	526,842
Woodside Energy Group Ltd. @	134,304	2,623,118
Worley Ltd.	30,039	230,020
Yancoal Australia Ltd.	73,145	278,024
		36,980,092
Austria — 0.1%
Erste Group Bank AG	1,782	238,429
OMV AG	8,855	557,992
		796,421
Belgium — 0.8%
Ageas SA	21,755	1,740,008
Anheuser-Busch InBev SA	23,958	1,989,025
KBC Group NV	10,904	1,486,348
		5,215,381
Canada — 10.5%
AltaGas Ltd.	24,518	905,692
ARC Resources Ltd.	33,370	701,164
Bank of Montreal	27,083	4,785,566
Bank of Montreal	1,424	251,686
Bank of Nova Scotia (The)	59,376	5,156,212
Bank of Nova Scotia (The)	18,436	1,602,401
Barrick Mining Corp.	18,166	667,237
Canadian Imperial Bank of Commerce	56,832	6,544,546
Canadian Pacific Kansas City Ltd.	14,289	1,238,142
Canadian Tire Corp. Ltd., Class A @	240	33,058
Cenovus Energy, Inc.	64,965	1,611,782
Empire Co. Ltd., Class A	2,283	79,955
Fairfax Financial Holdings Ltd.	2,277	3,745,213
First Quantum Minerals Ltd. *	25,434	694,739
iA Financial Corp., Inc.	14,160	1,955,193
Kinross Gold Corp.	62,384	1,477,070
Kinross Gold Corp.	1	24
Lundin Mining Corp.	100,467	2,448,186
Magna International, Inc. @	32,969	2,164,745
Manulife Financial Corp.	45,685	1,850,699
Nutrien Ltd.	66,297	4,173,396
Pembina Pipeline Corp. @	31,627	1,462,749
Rogers Communications, Inc., Class B	14,402	468,065
Suncor Energy, Inc. ¥	67,770	3,645,938
Suncor Energy, Inc.	21,894	1,175,270
Teck Resources Ltd., Class B	32,869	1,954,391
Toronto-Dominion Bank (The)	11,768	1,430,830
Toronto-Dominion Bank (The) @	81,551	9,902,738
Tourmaline Oil Corp.	53,003	2,216,166
Whitecap Resources, Inc. @	65,637	681,708
		65,024,561
China — 0.0%
Budweiser Brewing Co. APAC Ltd. @±	150,900	117,367
Denmark — 2.0%
AP Moller - Maersk AS, Class A	191	440,883
AP Moller - Maersk AS, Class B	194	460,856
Carlsberg AS, Class B	12,201	1,598,040
Danske Bank AS	41,578	2,225,832
DSV AS	16,777	3,972,633
Genmab AS *	2,066	566,901
Novonesis Novozymes B, Class B	33,128	2,090,994
Rockwool AS, Class B	4,849	155,069
Tryg AS	15,313	348,552
Vestas Wind Systems AS	23,446	661,627
		12,521,387
Finland — 0.2%
Nokia OYJ	18,157	239,722
Nordea Bank Abp	28,127	533,489
UPM-Kymmene OYJ	4,302	114,039
		887,250
France — 10.6%
Alstom SA @*	7,667	133,288
Amundi SA ±	5,568	534,090
AXA SA	4,696	235,284
BNP Paribas SA	57,117	6,665,848
Bouygues SA	42,399	2,364,605
Carrefour SA	27,160	504,286
Cie de Saint-Gobain SA	62,218	5,627,507
Cie Generale des Etablissements Michelin SCA	119,912	4,624,136
Credit Agricole SA	53,157	1,068,671
Eiffage SA	11,127	1,641,340
Engie SA	231,637	7,302,201
Kering SA	416	117,547
Orange SA	322,578	6,083,373
Pernod Ricard SA	1,006	73,404

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
France (Continued)
Publicis Groupe SA @	10,803	$1,067,220
Renault SA @	3,817	109,382
Rexel SA	14,200	619,954
Sanofi SA	38,342	3,289,222
Societe Generale SA	82,075	7,255,672
TotalEnergies SE	206,199	16,028,069
Vinci SA	1,446	211,151
		65,556,250
Germany — 7.3%
Aumovio SE *	2,479	101,970
BASF SE	100,217	5,356,681
Bayer AG	98,545	5,450,845
Bayerische Motoren Werke AG	25,958	1,698,309
Commerzbank AG	88,483	3,763,978
Continental AG	8,730	719,789
Daimler Truck Holding AG	81,396	3,924,729
Deutsche Bank AG	94,182	3,188,016
Deutsche Bank AG	27	911
Deutsche Post AG	54,353	3,297,708
Deutsche Telekom AG	58,392	1,591,241
E.ON SE	152,793	3,146,827
Fresenius Medical Care AG	14,083	637,213
Fresenius SE & Co. KGaA	34,117	1,558,114
Hapag-Lloyd AG ±	1,127	143,580
Heidelberg Materials AG	21,305	4,062,862
Henkel AG & Co. KGaA	6,345	501,686
Mercedes-Benz Group AG	65,981	3,311,124
Merck KGaA	3,520	590,624
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	553	308,662
RWE AG	23,956	1,549,810
Volkswagen AG	4,164	342,798
		45,247,477
Hong Kong — 1.4%
BOC Hong Kong Holdings Ltd.	302,500	1,634,604
Cathay Pacific Airways Ltd. @	230,363	381,253
CK Asset Holdings Ltd.	82,569	465,124
CK Hutchison Holdings Ltd.	204,124	1,724,273
CK Infrastructure Holdings Ltd.	9,000	68,508
Henderson Land Development Co. Ltd. @	88,684	280,429
HKT Trust & HKT Ltd.	56,000	83,255
Hong Kong & China Gas Co. Ltd.	383,000	317,423
MTR Corp. Ltd. @	74,669	290,380
Sun Hung Kai Properties Ltd.	81,177	1,162,355
Swire Pacific Ltd., Class A	53,500	557,317
Swire Pacific Ltd., Class B	120,000	190,645
WH Group Ltd. ±	1,427,959	1,509,372
		8,664,938
Ireland — 0.4%
AIB Group PLC	73,001	857,047
Bank of Ireland Group PLC	65,003	1,294,197
		2,151,244
Israel — 0.9%
Bank Hapoalim BM	62,229	1,434,308
Bank Leumi Le-Israel BM	106,093	2,371,883
Clal Insurance Enterprises Holdings Ltd.	2,481	190,420
Delek Group Ltd.	1,842	470,303
Israel Discount Bank Ltd., Class A	131,549	1,304,068
		5,770,982
Italy — 1.9%
Banco BPM SpA	78,217	1,350,392
Eni SpA	212,093	4,996,998
Telecom Italia SpA *	45,585	414,496
UniCredit SpA	51,856	4,636,957
Unipol Assicurazioni SpA	21,052	587,158
		11,986,001
Japan — 22.4%
AGC, Inc. @	41,300	1,769,147
Air Water, Inc.	11,100	188,897
Aisin Corp.	67,500	907,708
Alfresa Holdings Corp.	13,000	173,818
Amada Co. Ltd.	27,500	499,193
Asahi Group Holdings Ltd. @	182,600	1,738,459
Asahi Kasei Corp.	191,300	2,107,188
Bridgestone Corp. @	78,600	1,648,427
Brother Industries Ltd. @	35,600	803,761
Canon Marketing Japan, Inc. @	14,800	313,304
Canon, Inc. @	4,600	117,323
Chiba Bank Ltd. (The)	38,200	579,596
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	211,175
COMSYS Holdings Corp.	2,900	97,223
Cosmo Energy Holdings Co. Ltd.	23,800	554,472
Dai Nippon Printing Co. Ltd.	13,400	243,696
Daiichi Life Group, Inc.	250,400	2,738,930
Daiwa House Industry Co. Ltd.	58,900	1,600,057
Daiwa Securities Group, Inc.	74,700	733,011
Denso Corp.	98,200	1,133,019
ENEOS Holdings, Inc.	451,300	3,322,403
FUJIFILM Holdings Corp.	59,300	1,270,284
Fukuoka Financial Group, Inc.	13,600	571,870
Gunma Bank Ltd. (The)	8,800	126,781
Hachijuni Nagano Bank Ltd.	8,600	126,333
Hakuhodo DY Holdings, Inc. @	12,500	88,141
Hankyu Hanshin Holdings, Inc. @	28,300	743,551
Haseko Corp.	30,800	538,638
Hitachi Construction Machinery Co. Ltd.	8,000	258,507
Honda Motor Co. Ltd.	323,500	2,944,617

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Hulic Co. Ltd. @	25,300	$264,055
Idemitsu Kosan Co. Ltd.	147,000	1,083,096
Iida Group Holdings Co. Ltd.	14,400	193,334
INFRONEER Holdings, Inc.	12,800	210,703
Inpex Corp.	144,500	2,901,642
Isuzu Motors Ltd. @	85,200	1,126,865
Iyogin Holdings, Inc.	13,300	257,501
J Front Retailing Co. Ltd. @	35,100	780,816
Japan Airlines Co. Ltd.	19,000	333,036
Japan Post Holdings Co. Ltd.	54,700	729,692
Japan Post Insurance Co. Ltd.	13,500	126,743
JFE Holdings, Inc.	46,000	441,342
Kamigumi Co. Ltd.	15,700	491,388
Kirin Holdings Co. Ltd.	39,400	681,040
Kobe Steel Ltd.	43,300	498,658
Koito Manufacturing Co. Ltd.	27,300	428,066
Komatsu Ltd.	24,500	946,579
Kubota Corp. @	115,000	1,899,397
Kuraray Co. Ltd. @	46,000	471,896
Kyoto Financial Group, Inc.	26,000	718,620
Kyushu Financial Group, Inc.	16,500	145,826
Lixil Corp.	25,500	282,924
LY Corp.	162,700	434,080
Marubeni Corp.	23,300	672,081
Mazda Motor Corp.	37,400	250,376
Mebuki Financial Group, Inc.	83,070	721,393
Medipal Holdings Corp.	17,700	285,429
MEIJI Holdings Co. Ltd. @	26,100	607,414
Minebea Mitsumi, Inc.	38,700	1,131,998
Mitsubishi Chemical Group Corp.	124,300	862,711
Mitsubishi Estate Co. Ltd.	70,100	1,787,045
Mitsubishi Gas Chemical Co., Inc.	21,400	667,027
Mitsubishi Logistics Corp.	12,500	118,661
Mitsubishi UFJ Financial Group, Inc.	240,700	4,747,532
Mitsui & Co. Ltd.	12,300	340,189
Mitsui Chemicals, Inc.	70,800	928,789
Mitsui Fudosan Co. Ltd.	80,100	738,460
Mizuho Financial Group, Inc.	89,740	4,273,544
MS&AD Insurance Group Holdings, Inc.	44,084	1,149,581
NGK Corp.	41,200	1,908,536
NH Foods Ltd.	11,033	403,945
NHK Spring Co. Ltd.	7,800	186,371
Nikon Corp. @	17,200	240,130
Nippon Express Holdings, Inc. @	47,700	1,479,743
Nippon Steel Corp. @	210,635	694,495
Nissan Motor Co. Ltd. *	113,200	208,863
Nisshin Seifun Group, Inc.	22,800	278,418
Niterra Co. Ltd.	18,000	1,185,092
Nomura Holdings, Inc.	175,700	1,527,427
Nomura Real Estate Holdings, Inc.	118,500	680,266
Obayashi Corp.	12,700	254,398
Oji Holdings Corp.	164,200	803,252
Omron Corp.	3,700	131,984
Ono Pharmaceutical Co. Ltd.	19,200	281,987
Open House Group Co. Ltd.	7,900	411,872
Panasonic Holdings Corp.	214,900	5,950,243
Resona Holdings, Inc.	177,600	2,300,351
Resonac Holdings Corp.	22,300	2,427,565
Ricoh Co. Ltd.	81,000	700,427
SBI Holdings, Inc.	18,700	303,511
Seiko Epson Corp.	40,700	675,100
Seino Holdings Co. Ltd.	20,400	329,973
Sekisui Chemical Co. Ltd.	16,000	255,014
Sekisui House Ltd.	54,500	1,133,608
Seven & i Holdings Co. Ltd.	84,700	1,019,453
Shizuoka Financial Group, Inc.	46,000	855,807
Sojitz Corp.	35,820	1,139,182
Sompo Holdings, Inc.	23,400	897,747
Subaru Corp.	84,900	1,247,954
Sumitomo Chemical Co. Ltd.	157,200	496,462
Sumitomo Corp.	270,800	2,579,841
Sumitomo Electric Industries Ltd.	372,000	6,696,663
Sumitomo Forestry Co. Ltd. @	86,700	720,123
Sumitomo Heavy Industries Ltd.	19,000	591,051
Sumitomo Mitsui Financial Group, Inc.	216,600	8,453,788
Sumitomo Mitsui Trust Group, Inc.	49,800	1,855,153
Sumitomo Realty & Development Co. Ltd.	84,000	1,932,679
Sumitomo Rubber Industries Ltd. @	42,800	548,310
Suntory Beverage & Food Ltd. @	12,700	351,253
Suzuki Motor Corp.	103,600	1,245,978
T&D Holdings, Inc.	2,300	67,998
Taiheiyo Cement Corp.	3,200	78,152
Takashimaya Co. Ltd.	26,200	403,405
Takeda Pharmaceutical Co. Ltd.	126,173	4,000,257
Tokyo Tatemono Co. Ltd. @	37,600	762,198
Tokyu Fudosan Holdings Corp.	132,300	1,054,934
Toray Industries, Inc.	106,100	735,741
Tosoh Corp.	58,300	1,049,504
Toyo Seikan Group Holdings Ltd.	16,700	419,362
Toyo Tire Corp. @	7,400	169,668
Toyoda Gosei Co. Ltd.	15,300	481,127
Toyota Boshoku Corp.	5,500	71,915
Toyota Motor Corp.	294,950	4,943,195
Toyota Motor Corp., ADR @	2,917	491,281
Toyota Tsusho Corp.	62,400	2,294,211
Yamaha Motor Co. Ltd. @	111,600	842,860
Yamato Holdings Co. Ltd.	18,700	210,985
Yokohama Financial Group, Inc.	111,200	1,184,870
Yokohama Rubber Co. Ltd. (The) @	27,600	1,229,477
		138,754,213
Macau — 0.1%
Galaxy Entertainment Group Ltd.	119,000	446,391

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Netherlands — 4.8%
ABN AMRO Bank NV, GDR	35,524	$1,509,126
Aegon Ltd.	119,642	1,016,796
Akzo Nobel NV	13,002	881,560
ArcelorMittal SA @	40,735	2,453,062
ArcelorMittal SA =	1,708	102,847
ASR Nederland NV	17,592	1,327,445
Coca-Cola Europacific Partners PLC	8,210	823,629
HAL Trust	1,592	300,138
Heineken NV	19,819	1,666,686
ING Groep NV	198,598	6,278,823
Koninklijke Ahold Delhaize NV	159,582	6,421,958
Koninklijke KPN NV	263,030	1,297,122
Koninklijke Philips NV ¢	27,565	748,339
Koninklijke Philips NV @	41,074	1,116,802
NN Group NV	37,699	3,302,120
Stellantis NV *	125,958	716,072
		29,962,525
New Zealand — 0.2%
Auckland International Airport Ltd.	117,067	555,177
Fletcher Building Ltd. @*	56,820	109,398
Infratil Ltd. @	43,390	380,247
Mercury NZ Ltd.	30,130	118,075
Meridian Energy Ltd.	44,314	146,479
Port of Tauranga Ltd.	3,033	15,331
Summerset Group Holdings Ltd. @	8,007	39,564
		1,364,271
Norway — 0.8%
Aker BP ASA	22,520	689,808
Austevoll Seafood ASA	8,619	67,482
DNB Bank ASA	17,623	524,675
Equinor ASA	18,973	600,903
Norsk Hydro ASA	88,167	799,858
SpareBank 1 Sor-Norge ASA	18,440	360,287
Stolt-Nielsen Ltd.	433	12,751
Subsea 7 SA	28,831	984,480
TGS ASA	6,495	84,579
Yara International ASA	13,148	578,334
		4,703,157
Portugal — 0.0%
EDP Renewables SA @	8,296	134,318
Singapore — 1.4%
BW LPG Ltd. ±	5,825	101,570
BW LPG Ltd. @±	1,247	21,735
City Developments Ltd.	14,600	87,685
Genting Singapore Ltd. @	191,700	90,386
Hafnia Ltd.	9,131	59,683
Hongkong Land Holdings Ltd.	73,200	521,184
Keppel Ltd.	148,300	1,254,031
Oversea-Chinese Banking Corp. Ltd.	87,149	1,669,893
Seatrium Ltd. @	238,840	363,683
Singapore Airlines Ltd.	77,500	460,058
STMicroelectronics NV	16,980	1,251,193
United Overseas Bank Ltd.	71,400	2,194,291
UOL Group Ltd.	47,218	347,451
Wilmar International Ltd.	180,900	504,772
		8,927,615
Spain — 3.7%
Banco de Sabadell SA	74,625	264,241
Banco Santander SA	1,315,931	18,169,292
Cellnex Telecom SA ±*	8,456	252,657
Mapfre SA	35,087	173,592
Repsol SA @	173,224	4,356,345
		23,216,127
Sweden — 2.6%
Assa Abloy AB, Class B	3,612	127,548
Boliden AB	34,071	1,921,344
Essity AB, Class B	35,389	1,001,119
Evolution AB *±	1,380	94,672
Getinge AB, Class B	7,190	146,894
Hexagon AB, Class B	53,499	442,057
Hexpol AB @	16,597	123,669
Holmen AB, Class B	8,941	280,872
Husqvarna AB, Class B	29,807	116,076
Loomis AB	9,469	464,058
Securitas AB, Class B	59,785	981,583
Skandinaviska Enskilda Banken AB, Class A	122,336	2,433,763
Skanska AB, Class B	29,166	779,657
SKF AB, Class A	839	21,589
SKF AB, Class B	64,782	1,662,250
SSAB AB, Class A	29,362	272,110
SSAB AB, Class B @	84,454	780,231
Svenska Cellulosa AB SCA, Class A	244	2,496
Svenska Cellulosa AB SCA, Class B	25,812	263,807
Svenska Handelsbanken AB, Class A	54,423	800,375
Svenska Handelsbanken AB, Class B @	1,918	46,564
Swedbank AB, Class A	38,879	1,451,494
Swedish Orphan Biovitrum AB *	3,353	159,760
Telefonaktiebolaget LM Ericsson, Class B	9,317	103,919
Telia Co. AB	199,344	970,574
Trelleborg AB, Class B	10,544	438,882
		15,887,363
Switzerland — 8.0%
Alcon AG	30,384	2,053,176
Chocoladefabriken Lindt & Spruengli AG	2	237,624
Cie Financiere Richemont SA, Class A	25,566	5,902,645
DSM-Firmenich AG @	7,778	737,633
Helvetia Baloise Holding AG	3,566	920,628
Holcim AG	54,961	4,957,373
Julius Baer Group Ltd.	24,697	2,133,478

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Switzerland (Continued)
Lonza Group AG	4,601	$3,107,953
Novartis AG	2,121	332,273
Sandoz Group AG	24,470	2,214,414
Sandoz Group AG, ADR	572	51,760
Swiss Life Holding AG	3,535	3,892,000
Swiss Prime Site AG	1,636	267,065
Swiss Re AG	28,375	4,512,608
Swisscom AG	4,128	3,185,406
UBS Group AG	142,707	7,075,300
Zurich Insurance Group AG	11,149	8,259,643
		49,840,979
United Kingdom — 11.0%
Associated British Foods PLC @	9,107	239,908
Barclays PLC, ADR	124,117	3,333,783
British American Tobacco PLC	94,630	5,870,662
BT Group PLC	1,231,112	3,104,349
Centrica PLC	116,717	264,509
Glencore PLC *	485,546	3,309,142
HSBC Holdings PLC	18,452	350,198
HSBC Holdings PLC, ADR	78,806	7,493,662
J Sainsbury PLC	201,103	853,076
Kingfisher PLC	166,517	625,522
Lloyds Banking Group PLC	5,202,883	7,667,415
Lloyds Banking Group PLC, ADR	106,788	622,574
Natwest Group PLC	428,451	3,790,686
Natwest Group PLC, ADR @	51,478	907,557
Shell PLC, ADR	315,990	24,501,865
Standard Chartered PLC	159,181	4,309,482
Vodafone Group PLC	850,785	1,124,010
		68,368,400
United States — 1.5%
Amrize Ltd. *	54,961	2,912,661
BP PLC	299,981	1,858,637
BP PLC, ADR	90,293	3,336,326
International Paper Co.	16,133	608,819
Octave Intelligence PLC, SDR @*	5,349	86,278
Shell PLC	2,416	93,994
Sinch AB *±	25,107	98,239
Tenaris SA, ADR @	4,481	248,651
		9,243,605
TOTAL COMMON STOCKS (Identified Cost $334,661,198)		611,768,315

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG, 7.687%	7,858	515,818
Henkel AG & Co. KGaA, 2.822%	14,026	1,178,560
Volkswagen AG, 7.495%	12,250	981,179
		2,675,557
TOTAL PREFERRED STOCKS (Identified Cost $3,245,128)		2,675,557

SHORT-TERM INVESTMENTS — 2.2%
Collateral For Securities On Loan — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	13,503,480	13,503,480

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,503,480)		13,503,480

Total Investments — 101.2% (Identified Cost $351,409,806)		627,947,352
Liabilities in excess of Cash and Other Assets — (1.2%)		(7,474,153)

Net Assets — 100.0%		$620,473,199

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $40,903,191.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2026 amounted to $2,873,282 or 0.46% of the net assets of the Fund.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	10,446,395	$281,530,356

TOTAL MUTUAL FUNDS (Identified Cost $103,188,208)		281,530,356

Total Investments — 100.0% (Identified Cost $103,188,208)		281,530,356
Liabilities in excess of Cash and Other Assets — (0.0%)		(85,448)

Net Assets — 100.0%		$281,444,908

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 100.1%
Brazil — 2.0%
Azzas 2154 SA	4,900	$16,971
Banco Bradesco SA	47,201	144,191
Banco do Brasil SA	67,954	262,086
Banco Santander Brasil SA	146,380	759,929
Brava Energia	13,142	49,133
C&A Modas SA	8,100	16,867
Cia Siderurgica Nacional SA *	34,656	31,015
Cogna Educacao SA	113,519	49,478
Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,010	40,178
Gerdau SA, ADR	32,213	130,141
Grupo Mateus SA	25,900	18,413
Grupo SBF SA	12,700	25,389
Guararapes Confeccoes SA	5,700	10,092
Hypera SA	10,300	41,521
Iochpe Maxion SA	12,197	21,312
IRB Brasil Resseguros SA	3,822	40,794
JHSF Participacoes SA	40,831	89,614
Lojas Renner SA	26,229	74,994
M Dias Branco SA	2,888	9,801
Magazine Luiza SA	4,973	4,508
Petroleo Brasileiro SA - Petrobras	216,013	1,748,256
Petroleo Brasileiro SA - Petrobras,ADR	31,807	465,654
Petroreconcavo SA	10,435	20,173
PRIO SA *	6,383	64,482
Sao Martinho SA	10,312	31,362
Suzano SA	20,102	154,787
Vale SA	20,412	307,942
Vale SA, ADR	13,185	198,302
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	16,049
Vibra Energia SA	27,292	158,022
YDUQS Participacoes SA	9,300	15,998
		5,017,454
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	7,490
Canada — 0.0%
China Gold International Resources Corp. Ltd.	1,200	18,743
Cayman Islands — 0.1%
Fulgent Sun International Holding Co. Ltd.	8,315	18,976
Gourmet Master Co. Ltd. *	5,000	10,485
Trip.com Group Ltd. *	5,400	214,544
		244,005
Chile — 0.4%
Banco Itau Chile SA	717	14,619
CAP SA *	4,662	32,868
Cencosud SA	48,086	111,092
Cia Cervecerias Unidas SA, ADR @	4,298	48,138
Empresa Nacional de Telecomunicaciones SA	13,467	52,585
Empresas CMPC SA	47,954	53,365
Empresas Copec SA	19,513	121,718
Enel Americas SA	705,488	63,206
Falabella SA	20,400	127,361
Inversiones Aguas Metropolitanas SA	43,236	43,238
Ripley Corp. SA	81,141	33,883
Salfacorp SA	43,853	59,446
Sigdo Koppers SA	27,803	49,118
SMU SA	215,040	30,788
Sociedad Matriz SAAM SA	298,644	47,723
SONDA SA	83,103	26,140
Vina Concha y Toro SA	11,495	10,722
		926,010
China — 20.4%
361 Degrees International Ltd.	71,000	36,392
3SBio, Inc. ±	68,000	146,442
AAC Technologies Holdings, Inc.	12,000	65,333
AECC Aero-Engine Control Co. Ltd., Class A	7,100	19,138
Agricultural Bank of China Ltd., Class H	1,328,000	904,202
Airtac International Group	6,000	251,440
Alibaba Group Holding Ltd.	293,610	3,475,993
Aluminum Corp. of China Ltd., Class H	28,000	26,633
Anhui Conch Cement Co. Ltd., Class H @	57,000	121,880
Anhui Guangxin Agrochemical Co. Ltd., Class A *	4,312	6,088
Anhui Heli Co. Ltd., Class A	8,200	19,771
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	12,813
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	4,292
Anhui Jiangnan Chemical Industry Co. Ltd., Class A *	29,200	19,322
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	27,598
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	35,066
Anjoy Foods Group Co. Ltd., Class A	2,200	26,000
Anton Oilfield Services Group	112,000	11,853
Asia - Potash International Investment Guangzhou Co. Ltd., Class A	4,400	26,515
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	52,525
Autohome, Inc., ADR @	3,138	59,716
AviChina Industry & Technology Co. Ltd., Class H	219,000	80,699

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
BAIC Foton Motor Co. Ltd.,Class A *	66,600	$28,562
BAIC Motor Corp. Ltd., Class H *@±	145,000	14,421
Baidu, Inc., ADR @*	11,412	1,304,277
Baidu, Inc., Class A *	6,850	95,725
Bairong, Inc. *@±	21,500	12,747
Bank of Beijing Co. Ltd., Class A	98,400	71,058
Bank of Changsha Co. Ltd., Class A	25,500	32,733
Bank of Chengdu Co. Ltd., Class A	26,000	67,822
Bank of China Ltd., Class H	3,327,902	2,117,372
Bank of Chongqing Co. Ltd.,Class H	46,500	43,341
Bank of Communications Co. Ltd., Class H	462,400	397,378
Bank of Guiyang Co. Ltd., Class A	22,500	17,011
Bank of Hangzhou Co. Ltd., Class A	32,101	68,361
Bank of Jiangsu Co. Ltd., Class A	80,100	127,255
Bank of Nanjing Co. Ltd., Class A	61,300	89,347
Bank of Ningbo Co. Ltd., Class A	33,980	148,682
Bank of Qingdao Co. Ltd., Class H ±	53,000	28,518
Bank of Shanghai Co. Ltd., Class A	68,500	87,626
Bank of Suzhou Co. Ltd., Class A	22,220	22,792
Baoshan Iron & Steel Co. Ltd.,Class A	100,300	80,265
BBMG Corp., Class H @	103,000	7,223
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	19,241
Beijing Capital International Airport Co. Ltd., Class H *	108,000	19,967
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,600	11,633
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	19,116
Beijing Enterprises Holdings Ltd.	39,500	135,379
Beijing Enterprises WaterGroup Ltd. @	290,000	83,567
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	31,782
Beijing Jetsen Technology Co. Ltd., Class A	28,600	20,021
Beijing New Building Materials PLC, Class A	5,600	14,930
Beijing Originwater Technology Co. Ltd., Class A	5,558	2,613
Beijing Shougang Co. Ltd., Class A *	27,500	14,225
Beijing Sinnet Technology Co. Ltd., Class A	15,900	29,150
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	7,778
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. @	9,000	7,425
Beijing Yanjing Brewery Co. Ltd.,Class A	9,600	14,332
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	72,102
BGI Genomics Co. Ltd., Class A *	1,800	9,301
BOC International China Co. Ltd.,Class A	14,300	26,659
BOE Technology Group Co. Ltd.,Class A	186,400	238,446
BOE Varitronix Ltd.	15,000	8,262
Bohai Leasing Co. Ltd., Class A *	64,900	38,928
Bright Dairy & Food Co. Ltd.,Class A	7,700	6,888
Brilliance China Automotive Holdings Ltd.	178,000	43,349
BTG Hotels Group Co. Ltd., Class A	5,700	9,173
Business-intelligence of Oriental Nations Corp. Ltd., Class A *	8,200	21,402
By-health Co. Ltd., Class A	11,100	14,788
BYD Electronic International Co. Ltd. @	33,000	88,024
C&D International Investment Group Ltd. @	60,566	104,253
Caitong Securities Co. Ltd., Class A	15,470	19,721
CALB Group Co. Ltd., Class H *±	4,100	12,254
Canmax Technologies Co. Ltd.,Class A *	3,100	42,721
CECEP Solar Energy Co. Ltd.,Class A	30,100	20,406
CECEP Wind-Power Corp.,Class A	49,010	28,025
CGN New Energy Holdings Co. Ltd.	130,000	35,638
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	24,538
Changjiang Securities Co. Ltd.,Class A	17,900	25,721
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	14,768
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	14,848
Chengxin Lithium Group Co. Ltd.,Class A *	5,600	36,998
China Baoan Group Co. Ltd.,Class A	9,000	8,263
China BlueChemical Ltd., Class H	58,000	14,864
China Bohai Bank Co. Ltd.,Class H *±	217,000	19,921
China CAMC Engineering Co. Ltd., Class A	4,400	7,340
China Cinda Asset Management Co. Ltd., Class H @	242,000	28,696
China Citic Bank Corp. Ltd.,Class H	434,000	367,991
China Coal Energy Co. Ltd., Class H	164,000	205,971

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China Coal Xinji Energy Co. Ltd.,Class A	19,900	$25,192
China Communications Services Corp. Ltd., Class H	195,600	97,764
China Conch Venture Holdings Ltd.	61,500	85,316
China Construction Bank Corp.,Class H	4,583,810	4,716,569
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	24,318
China Education Group Holdings Ltd. *@	34,181	7,453
China Energy Engineering Corp. Ltd., Class A	88,674	34,892
China Energy Engineering Corp. Ltd., Class H @	152,000	21,513
China Everbright Bank Co. Ltd.,Class H @	198,000	73,971
China Feihe Ltd. @±	234,000	83,541
China Foods Ltd.	86,000	33,883
China Galaxy Securities Co. Ltd.,Class H	96,500	90,559
China Gas Holdings Ltd.	203,800	134,605
China Great Wall Securities Co. Ltd., Class A	8,500	10,447
China Hongqiao Group Ltd.	107,500	274,957
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H @*	74,460	70,540
China Jushi Co. Ltd., Class A	10,131	108,814
China Lesso Group Holdings Ltd.	73,000	33,136
China Medical System Holdings Ltd.	64,000	83,888
China Meheco Group Co. Ltd.,Class A	13,860	17,873
China Mengniu Dairy Co. Ltd.	151,000	309,784
China Merchants Bank Co. Ltd.,Class H	212,500	1,217,096
China Merchants Energy Shipping Co. Ltd., Class A	20,000	51,788
China Merchants Expressway Network & Technology Holdings Co. Ltd.,Class A	12,700	17,144
China Merchants Port Holdings Co. Ltd.	61,712	97,098
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	6,013
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	20,848
China Minsheng Banking Corp. Ltd., Class H	314,380	125,867
China National Accord Medicines Corp. Ltd., Class A	4,576	12,753
China National Building Material Co. Ltd., Class H	207,591	141,344
China National Chemical Engineering Co. Ltd., Class A	38,700	41,920
China National Medicines Corp. Ltd., Class A	4,600	17,653
China National Nuclear Power Co. Ltd., Class A	53,700	71,464
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A *	15,100	14,621
China Nonferrous Mining Corp. Ltd.	17,000	24,385
China Oilfield Services Ltd., Class H	134,000	106,785
China Overseas Land & Investment Ltd.	178,000	273,712
China Pacific Insurance Group Co. Ltd., Class H	91,600	313,943
China Petroleum & Chemical Corp., Class H	1,436,400	732,591
China Railway Group Ltd., Class H	247,000	104,244
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	10,295
China Railway Signal & Communication Corp. Ltd., Class H @±*	149,000	60,794
China Reinsurance Group Corp., Class H	422,000	59,726
China Resources Beer Holdings Co. Ltd.	16,500	44,769
China Resources Building Materials Technology Holdings Ltd. @	238,000	31,256
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	14,893
China Resources Gas Group Ltd.	59,200	110,658
China Resources Land Ltd.	232,000	887,432
China Resources Medical Holdings Co. Ltd. @	71,500	21,697
China Resources Pharmaceutical Group Ltd. ±	134,500	72,713
China Risun Group Ltd. @	58,000	14,199
China Ruyi Holdings Ltd. *@	132,000	25,078
China Shenhua Energy Co. Ltd., Class H @	97,500	498,760
China Shineway Pharmaceutical Group Ltd.	36,000	33,875
China South Publishing & Media Group Co. Ltd., Class A	11,600	16,822
China State Construction Engineering Corp. Ltd., Class A	136,300	87,179
China State Construction International Holdings Ltd.	50,000	44,435
China Taiping Insurance Holdings Co. Ltd.	55,600	127,748
China Tower Corp. Ltd., Class H ±	321,300	360,921
China Traditional Chinese Medicine Holdings Co. Ltd. @	124,000	21,344
China TransInfo Technology Co. Ltd., Class A	6,900	7,301
China Travel International Investment Hong Kong Ltd. @	180,000	23,639

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China XD Electric Co. Ltd.,Class A	14,900	$32,763
China Yongda Automobiles Services Holdings Ltd.	84,000	7,497
China Youran Dairy Group Ltd. *@±	71,000	25,076
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	30,885
China Zheshang Bank Co. Ltd.,Class H @	124,800	33,735
Chinasoft International Ltd. @	164,000	60,641
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	8,989
Chongqing Changan Automobile Co. Ltd., Class A	41,230	43,567
Chongqing Chongbai Technology Group Co. Ltd., Class A	2,400	6,643
Chongqing Rural Commercial Bank Co. Ltd., Class H	137,000	100,966
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	11,036
Chongqing Zhifei Biological Products Co. Ltd., Class A *	7,000	12,060
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	21,198
CIMC Enric Holdings Ltd.	60,000	54,929
CITIC Ltd.	209,000	282,740
CMOC Group Ltd., Class H	9,000	17,420
CNGR Advanced Material Co. Ltd., Class A	2,520	16,248
CNOOC Energy Technology & Services Ltd., Class A	62,100	30,476
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	12,070
COFCO Biotechnology Co. Ltd., Class A *	15,100	9,458
COFCO Capital Holdings Co. Ltd., Class A	11,200	13,584
COFCO Joycome Foods Ltd. *@	183,000	22,633
COFCO Sugar Holding Co. Ltd., Class A	15,600	28,347
Concord New Energy Group Ltd. @	420,000	21,153
Consun Pharmaceutical Group Ltd.	23,000	36,892
COSCO SHIPPING Development Co. Ltd., Class H	324,200	35,963
COSCO SHIPPING Energy Transportation Co. Ltd., Class H @	42,000	74,062
COSCO SHIPPING Holdings Co. Ltd., Class H @	203,699	337,903
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	23,106
COSCO SHIPPING Ports Ltd.	89,550	51,153
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	28,315
CRRC Corp. Ltd., Class H	177,000	101,332
CSG Holding Co. Ltd., Class A	19,500	14,829
CSPC Pharmaceutical Group Ltd.	60,000	53,322
CSSC Hong Kong Shipping Co. Ltd.	70,000	19,279
CTS International Logistics Corp. Ltd., Class A	11,000	8,187
Daqin Railway Co. Ltd., Class A	57,300	38,930
Dian Diagnostics Group Co. Ltd.,Class A	4,800	13,257
Dongfang Electric Corp. Ltd.,Class H @	14,400	39,145
Dongxing Securities Co. Ltd.,Class A	12,000	24,034
Dongyue Group Ltd.	58,000	141,102
Dynagreen Environmental Protection Group Co. Ltd., Class H	16,000	10,323
Easyhome New Retail Group Co. Ltd., Class A *	51,400	15,150
EEKA Fashion Holdings Ltd. @	17,500	10,777
ENN Natural Gas Co. Ltd., Class A	8,100	18,861
Ever Sunshine Services Group Ltd.	42,000	8,836
Fangda Carbon New Material Co. Ltd., Class A	15,700	14,276
Fangda Special Steel Technology Co. Ltd., Class A	19,000	11,341
Far East Horizon Ltd.	187,000	127,562
FAW Jiefang Group Co. Ltd.,Class A *	14,900	13,066
Fiberhome Telecommunication Technologies Co. Ltd., Class A *	5,800	62,912
FIH Mobile Ltd.	16,500	39,447
FinVolution Group, ADR	3,837	18,379
First Tractor Co. Ltd., Class H	12,000	10,236
Founder Securities Co. Ltd., Class A	23,800	25,254
Fu Shou Yuan International Group Ltd. @§	93,000	23,479
Fufeng Group Ltd.	124,000	74,784
Fujian Funeng Co. Ltd., Class A	18,330	27,527
Fujian Sunner Development Co. Ltd., Class A	9,800	21,895
Ganfeng Lithium Group Co. Ltd., Class H ±	4,600	29,502
Gansu Energy Chemical Co. Ltd., Class A	56,900	18,784
Gansu Shangfeng Materials Co. Ltd., Class A	6,240	21,777
GCL Energy Technology Co. Ltd., Class A	4,200	10,102
GCL Technology Holdings Ltd. *	395,000	34,751
GDS Holdings Ltd., Class A *@	5,500	19,804
Geely Automobile Holdings Ltd.	216,000	464,341
GEM Co. Ltd., Class A	33,500	32,634
Genertec Universal Medical Group Co. Ltd. ±	75,500	42,742
Genscript Biotech Corp. *	22,000	34,306
GF Securities Co. Ltd., Class H	38,400	83,186
Global New Material International Holdings Ltd. *	25,000	21,580
GoerTek, Inc., Class A	6,900	22,911

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Goldwind Science & Technology Co. Ltd., Class H	21,600	$28,973
Gotion High-tech Co. Ltd., Class A	5,100	20,677
Grand Pharmaceutical Group Ltd.	67,500	40,451
Great Wall Motor Co. Ltd., Class H	107,500	120,756
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,300	67,977
Green Development Electricity Group of Tianjin Co. Ltd., Class A	10,700	11,527
Greentown China Holdings Ltd. *@	78,500	67,662
Greentown Management Holdings Co. Ltd. ±	61,000	14,000
Greentown Service Group Co. Ltd.	102,000	50,981
GRG Banking Equipment Co. Ltd., Class A	12,500	17,280
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	18,889
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	25,548
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,553
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	6,858
Guanghui Energy Co. Ltd., Class A	48,700	35,455
Guangshen Railway Co. Ltd., Class H	82,000	21,434
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	16,579
Guangzhou Baiyun International Airport Co. Ltd., Class A *	8,300	8,881
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	28,989
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	20,864
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	20,793
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	6,229
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	12,463
Guosen Securities Co. Ltd., Class A	22,400	32,979
Guotai Haitong Securities Co. Ltd., Class H ±	34,352	65,044
Haier Smart Home Co. Ltd., Class H	144,600	368,375
Hainan Meilan International Airport Co. Ltd., Class H *	8,000	4,080
Haitian International Holdings Ltd.	38,000	90,847
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,000	66,367
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	25,649
Hangzhou GreatStar Industrial Co. Ltd.	4,400	20,167
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	6,248
Harbin Electric Co. Ltd., Class H	24,000	46,881
Health & Happiness H&H International Holdings Ltd.	13,000	16,874
Hello Group, Inc., ADR	7,107	41,221
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	20,550
Henan Pinggao Electric Co. Ltd., Class A	9,400	24,465
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	26,557
Hengan International Group Co. Ltd.	42,000	116,422
Hengli Petrochemical Co. Ltd., Class A	35,500	92,656
Hengtong Optic-electric Co. Ltd., Class A	3,980	64,134
Hengyi Petrochemical Co. Ltd., Class A	25,000	49,997
Hesteel Co. Ltd., Class A	65,500	18,727
Hisense Visual Technology Co. Ltd., Class A	8,800	36,145
HLA Group Corp. Ltd., Class A	24,000	18,499
Hopson Development Holdings Ltd. *§	101,900	34,301
Horizon Construction Development Ltd.	115,553	9,724
Hoshine Silicon Industry Co. Ltd., Class A	4,200	29,872
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Grace Semiconductor Ltd., Class H *±	3,000	82,317
Huafon Chemical Co. Ltd., Class A	27,754	38,816
Huaibei Mining Holdings Co. Ltd., Class A	10,400	21,534
Huapont Life Sciences Co. Ltd., Class A	27,600	15,985
Huatai Securities Co. Ltd., Class H ±	46,400	98,801
Huaxi Securities Co. Ltd., Class A	12,600	15,171
Huaxia Bank Co. Ltd., Class A	43,300	40,777
Huaxin Building Materials Group Co. Ltd., Class H	17,700	26,044
Huayu Automotive Systems Co. Ltd., Class A	17,500	40,027
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	14,389
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	65,069
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	25,262
Humanwell Healthcare Group Co. Ltd., Class A	9,700	23,502
Hunan Valin Steel Co. Ltd., Class A	47,300	24,189
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	26,190
Hytera Communications Corp. Ltd., Class A *	11,800	13,373

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
IKD Co. Ltd., Class A	7,100	$15,465
Industrial & Commercial Bank of China Ltd., Class H	3,151,000	2,583,363
Industrial Bank Co. Ltd., Class A	68,600	167,421
Industrial Securities Co. Ltd., Class A	28,910	25,734
Infore Environment Technology Group Co. Ltd., Class A	12,400	19,243
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	55,857
Inner Mongolia Berun Chemical Co. Ltd., Class A *	34,700	29,456
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	40,888
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	18,579
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A *	55,300	36,348
Intco Medical Technology Co. Ltd., Class A	5,700	32,904
iQIYI, Inc., ADR *@	31,465	32,724
IRICO Display Devices Co. Ltd., Class A	22,000	54,762
JA Solar Technology Co. Ltd., Class A *	14,800	17,667
JCET Group Co. Ltd., Class A	5,195	79,279
JD Health International, Inc. *±	3,400	14,237
JD Logistics, Inc. *±	121,400	181,879
JD.com, Inc., Class A	88,750	1,123,117
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	26,886	23,061
Jiangsu Eastern Shenghong Co. Ltd., Class A *	29,100	49,105
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	11,081
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	38,170	20,870
Jiangsu Lihua Foods Group Co. Ltd.	4,320	10,448
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	19,043
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	15,785
Jiangsu Yanghe Distillery Co. Ltd., Class A	4,400	24,738
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	16,001
Jiangsu Zhongtian Technology Co. Ltd., Class A	8,800	78,696
Jiangxi Copper Co. Ltd., Class H	70,000	275,971
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	19,075
Jinan Acetate Chemical Co. Ltd.	19,000	28,271
JinkoSolar Holding Co. Ltd., ADR @	1,340	22,512
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	38,443
Jinneng Science&Technology Co. Ltd., Class A	10,600	6,436
Jizhong Energy Resources Co. Ltd., Class A	23,320	13,678
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	25,961
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	19,901
KE Holdings, Inc., Class A	14,000	67,047
Keda Industrial Group Co. Ltd., Class A	18,900	38,438
Kinetic Development Group Ltd.	104,000	20,421
Kingboard Holdings Ltd.	32,500	488,566
Kingfa Sci & Tech Co. Ltd., Class A	13,400	30,511
Kingsoft Corp. Ltd.	46,600	131,787
Kunlun Energy Co. Ltd.	354,000	290,229
Lao Feng Xiang Co. Ltd., Class A	2,700	12,793
LB Group Co. Ltd., Class A	11,200	27,202
Lee & Man Paper Manufacturing Ltd.	70,000	25,616
Legend Holdings Corp., Class H ±	38,400	68,987
Lenovo Group Ltd.	22,000	64,573
Lens Technology Co. Ltd., Class A	9,540	75,444
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	25,672
LexinFintech Holdings Ltd., ADR	7,280	14,342
Leyard Optoelectronic Co. Ltd., Class A	20,300	16,754
Li Auto, Inc., Class A *	45,600	267,919
Li Ning Co. Ltd.	157,500	295,607
Lianhe Chemical Technology Co. Ltd., Class A	6,700	13,498
Livzon Pharmaceutical Group, Inc., Class H	6,800	20,705
Loncin Motor Co. Ltd., Class A	10,000	17,582
Longfor Group Holdings Ltd. @±	124,828	95,179
LONGi Green Energy Technology Co. Ltd., Class A *	13,900	26,877
Lonking Holdings Ltd.	158,000	52,379
Luenmei Quantum Co. Ltd., Class A *	13,300	10,957
Luxi Chemical Group Co. Ltd., Class A	8,600	15,209
Luye Pharma Group Ltd. *@±	161,500	37,066
Maccura Biotechnology Co. Ltd., Class A *	3,800	4,626
Mango Excellent Media Co. Ltd., Class A	8,800	18,974
Maoyan Entertainment ±	22,130	12,585
Metallurgical Corp. of China Ltd., Class H @	225,000	37,869
Ming Yang Smart Energy Group Ltd., Class A	6,800	11,595
Mingfa Group International Co. Ltd. *	69,000	669
Minth Group Ltd. *	32,200	108,471

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
MLS Co. Ltd., Class A	20,000	$36,991
MMG Ltd. *@	42,400	37,519
Morimatsu International Holdings Co. Ltd. @	30,000	29,339
Muyuan Foods Group Co. Ltd., Class A	4,100	21,142
Nanjing Iron & Steel Co. Ltd., Class A	36,600	24,758
Nanjing Tanker Corp., Class A	42,600	23,418
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	5,237
NetDragon Websoft Holdings Ltd. @	25,500	23,182
New China Life Insurance Co. Ltd., Class H	4,100	24,058
New Hope Liuhe Co. Ltd., Class A	13,600	12,567
Newland Digital Technology Co. Ltd., Class A	2,500	6,006
Nexteer Automotive Group Ltd.	69,000	33,520
Nine Dragons Paper Holdings Ltd. *	109,000	94,923
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	30,337
Ningbo Shanshan Co. Ltd., Class A *	16,300	32,550
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	15,412
Noah Holdings Ltd., ADR	2,147	21,449
Northeast Securities Co. Ltd., Class A	8,500	10,523
Offshore Oil Engineering Co. Ltd., Class A *	27,400	20,312
Onewo, Inc., Class H @	10,700	20,574
ORG Technology Co. Ltd., Class A	26,800	16,826
Oriental Energy Co. Ltd., Class A *	11,300	8,760
Oriental Pearl Group Co. Ltd., Class A	10,700	13,104
People’s Insurance Co. Group of China Ltd. (The), Class H	300,000	179,399
PetroChina Co. Ltd., Class H	1,504,000	1,626,184
PICC Property & Casualty Co. Ltd., Class H	138,000	251,970
Ping An Bank Co. Ltd., Class A	42,300	62,651
Ping An Insurance Group Co. of China Ltd., Class H	207,500	1,350,641
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	16,754
Poly Property Group Co. Ltd.	106,431	21,306
Poly Property Services Co. Ltd., Class H	10,200	33,502
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	332,720
Power Construction Corp. of China Ltd., Class A	84,900	58,807
Q Technology Group Co. Ltd.	27,000	23,616
Qfin Holdings, Inc., ADR	4,284	67,730
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	35,983
Qingdao Port International Co. Ltd. Class H ±	56,000	44,984
Qingdao Sentury Tire Co. Ltd., Class A	7,900	15,217
Qinhuangdao Port Co. Ltd., Class H	43,000	13,378
Renhe Pharmacy Co. Ltd., Class A *	19,700	14,778
Rongsheng Petrochemical Co. Ltd., Class A	22,009	34,868
SAIC Motor Corp. Ltd., Class A	29,700	42,720
Sailun Group Co. Ltd., Class A	11,500	19,541
Sanan Optoelectronics Co. Ltd., Class A	11,300	35,339
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	5,815
Sansure Biotech, Inc., Class A	3,333	7,073
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	39,792
Sany Heavy Industry Co. Ltd., Class A	11,000	28,013
Satellite Chemical Co. Ltd., Class A	8,826	30,554
SDIC Capital Co. Ltd., Class A	20,400	19,692
Sealand Securities Co. Ltd., Class A	24,800	13,450
Seazen Group Ltd. *@	72,000	12,210
Seazen Holdings Co. Ltd., Class A *	13,800	20,867
SF Holding Co. Ltd., Class A	8,300	38,238
Shaanxi Coal Industry Co. Ltd., Class A	32,937	98,781
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	12,198
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	36,528
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	19,795
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	14,360
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	43,395
Shandong Humon Smelting Co. Ltd., Class A	10,800	23,381
Shandong Linglong Tyre Co. Ltd., Class A	7,700	11,564
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	22,286
Shandong Publishing & Media Co. Ltd., Class A	13,000	12,262
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	30,924
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	62,084
Shanghai Bailian Group Co. Ltd., Class A	15,600	17,036
Shanghai Construction Group Co. Ltd., Class A	55,900	18,289
Shanghai Electric Group Co. Ltd., Class H	60,000	25,858
Shanghai Environment Group Co. Ltd., Class A *	13,920	13,540

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	$46,238
Shanghai Industrial Holdings Ltd. @	22,000	34,447
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	20,945
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	9,670
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	12,494
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	21,555
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	38,600	56,107
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	150,872
Shanghai Putailai New Energy Technology Group Co. Ltd.	8,900	37,946
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	23,793
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	10,597
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	19,656
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A *	18,000	10,903
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	13,445
Shanxi Coal International Energy Group Co. Ltd., Class A *	11,800	19,008
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	34,106
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	13,143
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	16,200	34,093
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	15,502
Shanxi Securities Co. Ltd., Class A	24,700	18,783
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	17,237
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	13,771
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	12,875
Shenzhen Airport Co. Ltd., Class A	16,200	14,396
Shenzhen Aisidi Co. Ltd., Class A	14,200	18,751
Shenzhen Gas Corp. Ltd., Class A	22,300	18,601
Shenzhen International Holdings Ltd. @	116,804	79,231
Shenzhen Jinjia Group Co. Ltd., Class A *	10,602	6,109
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	55,884
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	14,874
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,200	34,149
Shenzhen MTC Co. Ltd., Class A	29,200	44,712
Shenzhen Tagen Group Co. Ltd., Class A	25,000	11,090
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	16,998
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	6,869	35,998
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A *	31,900	35,589
Shenzhou International Group Holdings Ltd.	16,600	83,308
Shoucheng Holdings Ltd. @	58,400	11,393
Shougang Fushan Resources Group Ltd.	193,116	53,186
Shui On Land Ltd. *	183,500	10,763
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	28,823
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	20,437
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	33,237
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	25,217
Sihuan Pharmaceutical Holdings Group Ltd.	98,000	10,371
Silergy Corp.	7,000	131,402
Sinofert Holdings Ltd.	244,000	39,822
Sinoma International Engineering Co., Class A	14,600	15,341
Sinomine Resource Group Co. Ltd., Class A	1,300	11,302
Sinopec Engineering Group Co. Ltd., Class H	111,000	69,774
Sinopec Kantons Holdings Ltd. @	44,000	19,692
Sinopec Shanghai Petrochemical Co. Ltd., Class H *@	178,000	24,738
Sinopharm Group Co. Ltd., Class H	100,800	204,483
Sinotrans Ltd., Class H	145,000	70,625
Sinotruk Hong Kong Ltd.	13,000	63,882
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	8,051
SooChow Securities Co. Ltd., Class A	20,280	23,671
Southern Publishing & Media Co. Ltd., Class A	10,300	16,485
STO Express Co. Ltd., Class A	15,900	34,118
Sun Art Retail Group Ltd.	172,500	20,455
Sun King Technology Group Ltd.	54,000	19,967
Sunny Optical Technology Group Co. Ltd.	6,500	50,556
Sunshine Lake Pharma Co. Ltd., Class H *@	4,948	25,236

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Suzhou Anjie Technology Co. Ltd., Class A	1,100	$3,315
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	1,600	61,862
TangShan Port Group Co. Ltd., Class A	55,900	34,189
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	10,445
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	18,718
TBEA Co. Ltd., Class A	27,300	90,525
TCL Electronics Holdings Ltd.	39,667	65,194
TCL Technology Group Corp., Class A	78,540	67,366
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	16,000	28,343
Tencent Music Entertainment Group, Class A	20,400	85,524
Tian Di Science & Technology Co. Ltd., Class A	40,500	26,561
Tiangong International Co. Ltd.	100,000	45,264
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A *	30,700	13,121
Tianma Microelectronics Co. Ltd., Class A *	15,500	22,638
Tianneng Power International Ltd. @	74,000	44,535
Tianqi Lithium Corp., Class H *@	5,400	27,665
Tianshan Aluminum Group Co. Ltd., Class A	18,200	28,780
Tianshui Huatian Technology Co. Ltd., Class A	9,400	30,907
Tinergy Chemical Co. Ltd., Class A	21,460	14,896
Titan Wind Energy Suzhou Co. Ltd., Class A *	8,800	10,933
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	5,705
Tomson Group Ltd.	1,426	371
Tong Ren Tang Technologies Co. Ltd., Class H @	41,000	16,729
Tongcheng Travel Holdings Ltd.	16,000	24,460
Tongkun Group Co. Ltd., Class A	11,100	35,416
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	45,928
Tongyu Heavy Industry Co. Ltd., Class A	40,800	16,415
Topsports International Holdings Ltd. ±	141,000	31,282
Transfar Zhilian Co. Ltd., Class A	27,553	18,151
TravelSky Technology Ltd., Class H *	49,000	50,482
Trina Solar Co. Ltd., Class A *	13,541	28,178
Trip.com Group Ltd., ADR *	6,319	251,749
Tsinghua Tongfang Co. Ltd., Class A	20,700	20,897
Universal Scientific Industrial Shanghai Co. Ltd., Class A	6,300	30,082
Venustech Group, Inc., Class A *	6,700	12,491
Vipshop Holdings Ltd., ADR	20,638	273,660
Viva Biotech Holdings *±	45,500	6,556
Wanhua Chemical Group Co. Ltd., Class A	14,300	144,172
Wanxiang Qianchao Co. Ltd., Class A	12,300	23,438
Wasion Holdings Ltd.	14,000	35,416
Wasu Media Holding Co. Ltd., Class A	20,700	19,250
Weibo Corp., ADR @	2,074	15,057
Weibo Corp., Class A	2,320	16,713
Weichai Power Co. Ltd., Class H	13,000	56,523
Wellhope Foods Co. Ltd., Class A *	7,700	6,536
Wens Foodstuffs Group Co. Ltd., Class A	5,300	9,623
West China Cement Ltd. @	198,000	34,839
Western Securities Co. Ltd., Class A	22,600	21,616
Wharf Holdings Ltd. (The)	42,000	96,929
Wingtech Technology Co. Ltd.,Class A *	3,900	9,668
Wuchan Zhongda Group Co. Ltd., Class A	29,100	20,242
Wushang Group Co. Ltd., Class A	12,600	12,423
Wuxi Biologics Cayman, Inc. *±	15,000	66,175
Wuxi Taiji Industry Ltd. Co., Class A	21,000	90,309
XCMG Construction Machinery Co. Ltd., Class A	47,400	56,513
Xi’An Shaangu Power Co. Ltd., Class A <>	19,200	25,608
Xiamen Bank Co. Ltd., Class A	14,900	14,998
Xiamen C & D, Inc., Class A	17,600	20,569
Xiamen ITG Group Corp. Ltd., Class A	17,300	13,819
Xiamen Tungsten Co. Ltd., Class A	3,700	46,459
Xiamen Xiangyu Co. Ltd., Class A	22,200	17,733
Xiaomi Corp., Class B *±	4,200	11,589
Xinfengming Group Co. Ltd., Class A	4,000	11,584
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	19,508
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,896
Xinyi Energy Holdings Ltd. @	224,901	25,522
Xinyi Solar Holdings Ltd. @	368,884	96,891
Xtep International Holdings Ltd. @	108,430	51,983
Xuji Electric Co. Ltd., Class A	3,400	10,873
Yankuang Energy Group Co. Ltd., Class H	28,000	39,450
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	8,496
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,900	42,702
Yiren Digital Ltd., ADR	1,713	1,432
Yixin Group Ltd. @±	126,500	20,162

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	$3,957
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	11,755
YongXing Special Materials Technology Co. Ltd., Class A	2,400	20,034
Youngor Fashion Co. Ltd., Class A	11,500	12,762
YTO Express Group Co. Ltd., Class A	12,500	29,014
YUNDA Holding Group Co. Ltd., Class A	16,500	15,466
Yunnan Aluminium Co. Ltd., Class A	6,500	21,209
Yunnan Baiyao Group Co. Ltd., Class A	4,660	32,532
Yunnan Copper Co. Ltd., Class A	8,100	18,957
Yunnan Energy New Material Group Co. Ltd., Class A *	3,500	34,513
Yunnan Tin Co. Ltd., Class A	6,400	40,265
ZCZL Industrial Technology Group Co. Ltd., Class H	21,400	32,770
Zhefu Holding Group Co. Ltd., Class A	16,400	12,230
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	48,401
Zhejiang Dahua Technology Co. Ltd., Class A	12,000	29,163
Zhejiang Hailiang Co. Ltd., Class A	12,400	41,757
Zhejiang Huayou Cobalt Co. Ltd., Class A	5,300	37,695
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	8,648
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	5,700	50,738
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	21,742
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	34,445
Zhejiang Medicine Co. Ltd., Class A	10,400	17,473
Zhejiang NHU Co. Ltd., Class A	7,900	33,088
Zhejiang Orient Holdings Group Co. Ltd., Class A	17,420	11,039
Zhejiang Runtu Co. Ltd., Class A	19,400	29,306
Zhejiang Semir Garment Co. Ltd., Class A	21,700	16,118
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	10,164
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	35,235
Zheshang Securities Co. Ltd., Class A	13,300	18,621
Zhongjin Gold Corp. Ltd., Class A	10,900	28,995
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	24,538
Zhongsheng Group Holdings Ltd. *	62,500	38,650
Zhongtai Securities Co. Ltd., Class A *	15,500	12,153
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	3,949
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,600	130,761
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	15,830
Zibo Qixiang Tengda Chemical Co. Ltd., Class A *	14,700	10,160
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H @	85,800	75,485
ZTE Corp., Class H @	20,600	59,991
ZTO Express Cayman, Inc.	14,800	323,821
		50,180,069

Colombia — 0.1%
Almacenes Exito SA *	8,474	12,048
Cementos Argos SA	9,406	30,379
Corp. Financiera Colombiana SA *	19,558	105,622
Grupo Argos SA	12,377	64,090
Grupo de Inversiones Suramericana SA	5,605	90,186
		302,325

Czech Republic — 0.1%
CEZ AS	740	43,266
Komercni Banka AS	6,412	293,549
		336,815

Greece — 0.7%
Alpha Bank SA	116,305	525,049
Autohellas Tourist & Trading SA	1,582	20,353
Bank of Greece	859	14,919
Fourlis Holdings SA	4,016	20,534
GEK Terna SA	1,337	67,217
Helleniq Energy Holdings SA	9,060	114,389
Motor Oil Hellas Corinth Refineries SA	5,094	223,387
Piraeus Bank SA *	77,328	802,970
		1,788,818
Hong Kong — 0.2%
BOC Aviation Ltd. ±	10,700	110,850
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Damai Entertainment Holdings Ltd. *@	430,000	24,946
J&T Global Express Ltd. *@	16,200	17,268
Jinmao Property Services Co. Ltd.	6,646	1,856
Kingboard Laminates Holdings Ltd. @	11,000	139,063

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Hong Kong (Continued)
LK Technology Holdings Ltd.	42,500	$8,399
Lumena Newmat *§	5,599	—
Orient Overseas International Ltd. @	7,000	108,889
Sino Biopharmaceutical Ltd.	24,000	13,495
Skyworth Group Ltd. *	30,000	16,142
SSY Group Ltd. @	46,000	12,434
		453,342

COMMON STOCKS (Continued)
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC *	32,127	381,787
OTP Bank Nyrt	301	44,422
		426,209

India — 13.6%
Aarti Pharmalabs Ltd.	2,707	19,418
ACC Ltd.	5,493	77,063
Adani Power Ltd. *	40,280	95,433
Aditya Birla Capital Ltd. *	20,583	85,390
Advanced Enzyme Technologies Ltd.	3,035	9,862
Ahluwalia Contracts India Ltd.	1,765	15,996
Ajmera Realty & Infra India Ltd.	12,980	17,774
Alembic Pharmaceuticals Ltd.	4,429	38,592
Allcargo Global Ltd. *<>	19,940	4,902
Allcargo Logistics Ltd. *	19,940	1,713
Amara Raja Energy & Mobility Ltd.	10,842	96,555
Ambuja Cements Ltd.	36,667	163,776
Apollo Tyres Ltd.	31,532	143,238
Arvind Ltd.	9,221	56,792
Ashoka Buildcon Ltd. *	8,590	11,879
Aurobindo Pharma Ltd.	21,910	364,323
Avanti Feeds Ltd.	2,210	21,783
AvenuesAI Ltd. *	96,394	16,762
Axis Bank Ltd.	76,336	1,089,895
Axis Bank Ltd., GDR	12,180	862,344
Bajaj Consumer Care Ltd. *	9,060	57,514
Bajaj Holdings & Investment Ltd.	1,604	180,058
Balrampur Chini Mills Ltd.	8,487	50,182
Bandhan Bank Ltd. ±	54,816	118,135
Bank of Baroda	74,524	215,167
Bank of India	34,110	50,719
Bank of Maharashtra	39,556	38,152
Bharat Heavy Electricals Ltd.	8,843	39,049
Biocon Ltd.	11,002	48,543
Birla Corp. Ltd.	3,237	33,537
Birlasoft Ltd.	1,959	5,931
Bombay Burmah Trading Co.	1,162	18,873
Can Fin Homes Ltd.	5,565	50,983
Canara Bank	128,930	171,537
Ceat Ltd.	1,302	47,481
Chambal Fertilizers and Chemicals Ltd.	9,207	45,569
Cholamandalam Financial Holdings Ltd.	4,013	69,802
CIE Automotive India Ltd.	6,907	33,412
Cipla Ltd.	20,365	315,827
City Union Bank Ltd.	41,105	90,388
CMS Info Systems Ltd.	9,549	28,236
Cochin Shipyard Ltd. ±	105	1,679
Container Corp. Of India Ltd.	8,811	44,423
Coromandel International Ltd.	1,848	39,342
CreditAccess Grameen Ltd. *	688	10,823
CSB Bank Ltd. *	3,753	13,454
Cyient Ltd.	3,556	32,826
Dalmia Bharat Ltd.	4,819	86,551
DCB Bank Ltd.	19,962	39,186
DCM Shriram Ltd.	2,904	31,507
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	74,738
Delhivery Ltd. *	10,201	50,688
Digitide Solutions Ltd. *	3,874	3,478
DLF Ltd.	9,419	61,688
Dr. Reddy’s Laboratories Ltd., ADR @	39,575	573,442
eClerx Services Ltd.	1,142	15,970
Edelweiss Financial Services Ltd.	23,512	30,152
EID Parry India Ltd. *	7,288	54,819
Electrosteel Castings Ltd.	23,821	19,855
EPL Ltd.	9,507	22,598
Escorts Kubota Ltd.	785	24,547
Eureka Forbes Ltd. *	1,532	7,398
Exide Industries Ltd.	26,178	107,302
Federal Bank Ltd.	68,692	238,785
FIEM Industries Ltd.	1,108	26,547
Finolex Cables Ltd.	3,624	44,751
Finolex Industries Ltd.	15,431	28,838
Firstsource Solutions Ltd.	6,425	15,482
Force Motors Ltd.	141	27,704
Fortis Healthcare Ltd.	4,364	44,122
G R Infraprojects Ltd.	1,719	16,707
GAIL India Ltd.	162,094	295,236
Gateway Distriparks Ltd.	25,136	15,402
GHCL Ltd.	5,253	24,248
GHCL Textiles Ltd.	5,527	5,789
Gland Pharma Ltd. ±	1,034	27,008
Glenmark Pharmaceuticals Ltd.	2,640	61,552
Godawari Power & Ispat Ltd.	11,830	31,962
Godfrey Phillips India Ltd.	1,053	24,185
Godrej Industries Ltd. *	1,769	21,996
Godrej Properties Ltd. *	554	10,927
Granules India Ltd.	7,725	66,230
Graphite India Ltd.	2,245	14,586
Grasim Industries Ltd.	13,743	450,653

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Great Eastern Shipping Co. Ltd. (The)	8,516	$133,329
Greaves Cotton Ltd.	5,025	11,679
Gujarat Ambuja Exports Ltd.	8,766	15,290
Gujarat Gas Ltd.	17,755	61,879
Gujarat Mineral Development Corp. Ltd.	5,595	34,607
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	46,912
Gujarat Pipavav Port Ltd.	19,498	31,173
Gujarat State Fertilizers & Chemicals Ltd.	15,178	25,977
HDFC Bank Ltd.	191,851	1,622,324
HEG Ltd.	6,270	34,245
Hero MotoCorp Ltd.	1,670	84,666
Hindalco Industries Ltd.	140,566	1,424,092
IDFC First Bank Ltd.	279,140	233,848
IIFL Capital Services Ltd.	8,327	29,799
IIFL Finance Ltd.	9,954	53,183
India Cements Ltd. (The) *	5,546	21,971
India Glycols Ltd.	1,312	13,645
Indian Bank	14,634	126,383
Indian Railway Finance Corp. Ltd. ±	17,190	16,475
Indus Towers Ltd. *	92,068	382,098
IndusInd Bank Ltd.	26,758	260,700
Info Edge India Ltd.	16,055	166,302
IRCON International Ltd. ±	18,858	26,142
J Kumar Infraprojects Ltd.	2,507	13,052
Jain Irrigation Systems Ltd. *	17,519	6,605
Jammu & Kashmir Bank Ltd. (The)	31,797	51,882
Jindal Saw Ltd.	28,522	78,763
Jindal Stainless Ltd.	16,836	123,684
Jindal Steel Ltd.	23,288	260,757
Jio Financial Services Ltd.	176,909	442,577
JK Lakshmi Cement Ltd. *	4,751	30,237
JK Paper Ltd.	10,798	39,926
JK Tyre & Industries Ltd.	10,161	42,207
JM Financial Ltd.	40,467	52,241
JSW Energy Ltd.	15,508	95,276
JSW Steel Ltd.	22,582	293,265
Jubilant Pharmova Ltd.	7,273	74,613
Kalpataru Projects International Ltd.	7,183	103,884
Karnataka Bank Ltd. (The)	24,316	70,128
Karur Vysya Bank Ltd. (The)	25,761	80,419
Kaveri Seed Co. Ltd.	1,897	17,756
Kirloskar Oil Engines Ltd.	798	19,988
KNR Constructions Ltd.	11,124	15,530
Kotak Mahindra Bank Ltd.	137,133	573,689
KRBL Ltd.	2,296	9,203
L&T Finance Ltd.	28,840	94,449
Larsen & Toubro Ltd., GDR	24,321	1,057,964
LG Balakrishnan & Bros Ltd.	1,438	24,291
LIC Housing Finance Ltd.	24,147	144,358
LT Foods Ltd.	12,007	46,501
Lupin Ltd.	4,573	116,901
Maharashtra Seamless Ltd.	3,116	19,603
Mahindra & Mahindra Financial Services Ltd.	38,384	128,543
Mahindra & Mahindra Ltd.	30,033	976,006
Manappuram Finance Ltd.	42,964	146,763
Maruti Suzuki India Ltd.	3,107	464,513
MAS Financial Services Ltd. ±	3,106	10,172
Mastek Ltd.	960	16,094
MOIL Ltd.	5,661	16,670
Motilal Oswal Financial Services Ltd.	4,117	41,408
MRF Ltd.	119	159,846
Muthoot Finance Ltd.	1,358	43,023
Natco Pharma Ltd.	5,577	54,834
National Aluminium Co. Ltd.	52,829	189,838
Nava Ltd.	7,969	51,253
NCC Ltd.	36,382	57,268
NESCO Ltd.	965	11,122
NIIT Learning Systems Ltd.	2,427	6,041
NMDC Ltd.	253,182	227,883
NMDC Steel Ltd. *	47,585	21,495
NOCIL Ltd.	7,374	14,046
Nuvoco Vistas Corp. Ltd. *	2,511	8,051
Oberoi Realty Ltd.	4,520	84,375
Orient Cement Ltd.	2,204	3,132
Patel Engineering Ltd. *	56,276	20,737
PCBL Chemical Ltd.	11,386	38,672
Petronet LNG Ltd.	67,706	200,989
Piramal Finance Ltd.	4,265	97,687
Piramal Pharma Ltd.	29,025	51,376
PNB Housing Finance Ltd. ±	10,969	120,804
PNC Infratech Ltd.	7,840	18,887
Polyplex Corp. Ltd.	2,048	20,640
Power Finance Corp. Ltd.	121,886	547,116
Power Mech Projects Ltd.	484	14,163
Prestige Estates Projects Ltd.	4,126	67,631
PTC India Ltd.	17,788	34,013
Punjab National Bank	135,010	152,256
PVR Inox Ltd. *	4,239	43,438
Ramco Cements Ltd. (The)	5,843	57,344
Rashtriya Chemicals & Fertilizers Ltd.	16,695	23,085
Raymond Lifestyle Ltd.	2,620	21,741
Raymond Ltd. *	3,276	20,153
Raymond Realty Ltd. *	3,276	21,494
RBL Bank Ltd. ±	16,755	65,332
REC Ltd.	124,810	478,691
Redington Ltd.	57,900	169,127
Reliance Industries Ltd.	386,323	5,283,137
Reliance Power Ltd. *	164,619	43,390
Repco Home Finance Ltd.	1,643	7,204
Rhi Magnesita India Ltd.	2,246	8,708
RITES Ltd.	5,510	11,875
Sammaan Capital Ltd. *	6,273	11,531
Samvardhana Motherson International Ltd.	166,399	261,046

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Sandur Manganese & Iron Ores Ltd. (The)	5,340	$11,463
Sarda Energy & Minerals Ltd.	2,267	11,855
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	6,555
Shipping Corp. of India Ltd.	14,166	45,861
Shriram Finance Ltd.	9,055	100,060
Shriram Pistons & Rings Ltd.	500	22,079
Shyam Metalics & Energy Ltd.	2,791	27,975
Sobha Ltd.	1,677	24,326
South Indian Bank Ltd. (The)	83,493	40,221
Star Cement Ltd.	7,280	15,979
State Bank of India	69,305	754,048
State Bank of India, GDR	8,728	946,115
Steel Authority of India Ltd.	78,549	143,881
Strides Pharma Science Ltd.	3,173	36,370
Sun Pharmaceutical Industries Ltd.	8,112	160,065
Sun TV Network Ltd.	7,133	38,958
Sunteck Realty Ltd.	5,951	19,470
Tamilnad Mercantile Bank Ltd.	4,102	31,938
Tata Chemicals Ltd.	12,988	98,255
Tata Consumer Products Ltd.	5,391	61,109
Tata Motors Ltd.	131,488	589,315
Tata Motors Passenger Vehicles Ltd.	131,488	488,260
Tata Steel Ltd.	430,140	857,610
Tata Steel Ltd., GDR	6,923	141,922
Texmaco Rail & Engineering Ltd.	11,707	13,368
Time Technoplast Ltd.	11,270	21,368
Transport Corp. of India Ltd.	1,896	18,508
Triveni Engineering & Industries Ltd.	4,797	21,436
Tube Investments of India Ltd.	320	10,217
Union Bank of India Ltd.	45,312	82,574
UPL Ltd.	32,505	196,248
Usha Martin Ltd.	8,223	43,166
VA Tech Wabag Ltd.	2,756	58,580
Vardhman Textiles Ltd.	8,165	54,653
Vedanta Aluminium Metal Ltd. *	7,667	36,513
Vedanta Iron & Steel Ltd. *	7,667	2,888
Vedanta Ltd.	7,667	22,768
Vedanta Oil & Gas Ltd. *	7,667	2,616
Vedanta Power Ltd. *	7,667	3,270
Voltamp Transformers Ltd.	223	24,666
Welspun Corp. Ltd.	5,464	87,197
Welspun Enterprises Ltd.	1,530	9,779
Welspun Living Ltd. *	29,865	50,196
Wipro Ltd.	126,562	227,764
Wipro Ltd., ADR @	29,490	66,353
Wockhardt Ltd. *	2,598	53,520
Yes Bank Ltd. *	581,105	148,808
Zee Entertainment Enterprises Ltd.	70,032	76,573
Zensar Technologies Ltd.	5,610	25,354
Zydus Lifesciences Ltd.	7,116	83,670
Zydus Wellness Ltd.	5,525	33,561
		33,392,176
Indonesia — 0.8%
Alamtri Minerals Indonesia Tbk. PT	382,600	28,781
Alamtri Resources Indonesia Tbk. PT	790,300	99,892
Aneka Tambang Persero Tbk. PT	329,800	47,773
Aspirasi Hidup Indonesia Tbk. PT	625,900	11,412
Astra Agro Lestari Tbk. PT	28,600	9,517
Astra International Tbk. PT	1,618,200	409,075
Bank Mandiri Persero Tbk. PT	229,300	49,374
Bank Negara Indonesia Persero Tbk. PT	1,037,332	183,332
Bank OCBC Nisp Tbk. PT	223,000	14,655
Bank Pan Indonesia Tbk. PT	399,700	19,784
Bank Tabungan Negara Persero Tbk. PT *	537,509	33,068
BFI Finance Indonesia Tbk. PT	108,300	4,452
Bukit Asam Persero Tbk. PT	168,400	21,568
Bumi Resources Minerals Tbk. PT *	520,100	13,788
Bumi Resources Tbk. PT *	2,671,800	19,725
Bumi Serpong Damai Tbk. PT *	435,700	13,281
Ciputra Development Tbk. PT *	924,577	28,699
Dayamitra Telekomunikasi PT *	1,395,200	42,137
Dharma Satya Nusantara Tbk. PT	140,700	8,774
Elang Mahkota Teknologi Tbk. PT	594,000	16,146
Energi Mega Persada Tbk. PT *	951,500	54,280
Erajaya Swasembada Tbk. PT *	492,900	9,648
ESSA Industries Indonesia Tbk. PT	517,700	14,911
Gudang Garam Tbk. PT	38,200	34,718
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT *	170,100	67,307
Indika Energy Tbk. PT	195,300	19,880
Indo Tambangraya Megah Tbk. PT	37,400	46,070
Indocement Tunggal Prakarsa Tbk. PT	129,800	30,200
Indofood Sukses Makmur Tbk. PT	407,500	152,129
Japfa Comfeed Indonesia Tbk. PT	397,600	43,251
Medco Energi Internasional Tbk. PT	761,252	43,640
Merdeka Battery Materials Tbk. PT *	337,300	8,715
Pabrik Kertas Tjiwi Kimia Tbk. PT *	92,300	27,876
Pakuwon Jati Tbk. PT	1,135,800	15,246
Panin Financial Tbk. PT *	1,207,600	14,588
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	154,500	10,974
Sarana Menara Nusantara Tbk. PT	1,152,200	23,456
Semen Indonesia Persero Tbk. PT	315,724	24,986
Sri Rejeki Isman Tbk. PT *§	996,900	—
Sumber Tani Agung Resources Tbk. PT	162,900	9,111
Summarecon Agung Tbk. PT	932,100	14,180
Surya Citra Media Tbk. PT	1,066,200	11,807
Surya Semesta Internusa Tbk. PT	303,100	25,343
Trimegah Bangun Persada Tbk. PT	478,700	20,883
Triputra Agro Persada PT	285,700	23,089
Ultrajaya Milk Industry & Trading Co. Tbk. PT	131,500	9,671

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Indonesia (Continued)
United Tractors Tbk. PT	135,600	$174,429
Vale Indonesia Tbk. PT	184,400	42,490
XLSMART Telecom Sejahtera Tbk. PT	202,066	26,784
		2,074,895

Korea — 18.3%
Amorepacific Corp.	738	50,350
Amorepacific Holdings Corp.	1,044	14,690
BH Co. Ltd.	1,193	16,363
BNK Financial Group, Inc.	15,620	171,898
Celltrion, Inc.	3,854	431,097
Cheil Worldwide, Inc.	1,499	17,609
CJ CheilJedang Corp.	610	72,879
CJ Corp.	1,142	114,030
CJ ENM Co. Ltd. *	799	16,400
CJ Logistics Corp.	649	31,040
Daesang Corp.	2,426	26,385
Daewoo Engineering & Construction Co. Ltd. *	14,197	172,640
Daishin Securities Co. Ltd.	697	12,147
Daou Technology, Inc.	2,149	49,380
DB HiTek Co. Ltd.	1,524	141,845
DB Insurance Co. Ltd.	941	81,327
DL E&C Co. Ltd.	1,344	55,606
DL Holdings Co. Ltd. *	1,071	29,898
DN Automotive Corp.	314	7,742
Dong-A Socio Holdings Co. Ltd.	303	15,861
Dongjin Semichem Co. Ltd.	1,047	39,398
Dongkuk Holdings Co. Ltd. *	5,750	6,499
Dongkuk Steel Mill Co. Ltd.	3,583	20,374
Dongwon Industries Co. Ltd.	1,371	28,450
Doosan Bobcat, Inc.	3,756	149,581
DoubleUGames Co. Ltd.	604	24,834
E-MART, Inc.	1,021	54,302
ENF Technology Co. Ltd.	555	16,443
GC Biopharma Corp.	119	9,232
GS Engineering & Construction Corp.	2,015	32,645
GS Holdings Corp.	3,044	130,263
GS P&L Co. Ltd.	729	17,222
GS Retail Co. Ltd.	1,825	27,682
HAESUNG DS Co. Ltd.	586	26,666
Hana Financial Group, Inc.	15,949	1,179,730
Hanil Holdings Co. Ltd.	1,021	10,544
Hankook Tire & Technology Co. Ltd.	5,220	208,557
Hanon Systems *	14,434	35,729
Hanwha Corp.	1,223	78,702
Hanwha Galleria Corp. *	4,602	6,312
Hanwha Investment & Securities Co. Ltd. *	5,680	17,873
Hanwha Life Insurance Co. Ltd. *	13,416	39,314
Hanwha Solutions Corp. *	6,070	133,013
Harim Holdings Co. Ltd.	2,243	14,072
HD Construction Equipment Co. Ltd.	647	52,117
HD Hyundai Co. Ltd.	1,757	226,245
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,687	381,108
HDC Holdings Co. Ltd.	2,781	37,336
HK inno N Corp.	967	25,278
HL Holdings Corp.	389	9,667
HL Mando Co. Ltd.	1,823	57,656
HMM Co. Ltd.	14,834	178,184
Hotel Shilla Co. Ltd. *	317	9,647
HS Hyosung Advanced Materials Corp.	80	8,267
Hy-Lok Corp.	918	18,694
HYBE Co. Ltd.	385	47,737
Hyosung Corp.	537	60,760
Hyosung TNC Corp.	121	21,243
Hyundai Department Store Co. Ltd.	867	108,396
Hyundai Engineering & Construction Co. Ltd.	3,290	242,508
Hyundai Glovis Co. Ltd.	1,450	171,364
Hyundai Marine & Fire Insurance Co. Ltd. *	3,214	72,296
Hyundai Mobis Co. Ltd.	2,365	763,248
Hyundai Motor Co.	6,062	1,936,804
Hyundai Steel Co.	4,416	80,094
Hyundai Wia Corp.	941	38,811
iM Financial Group Co. Ltd.	7,519	81,582
Industrial Bank of Korea	19,140	245,844
Innocean Worldwide, Inc.	1,076	12,501
IPARK Hyundai Development Co.	2,554	29,607
JB Financial Group Co. Ltd.	5,577	89,272
Kakao Corp.	9,298	207,349
KakaoBank Corp.	691	9,322
Kangwon Land, Inc.	2,189	20,204
KB Financial Group, Inc., ADR	16,090	1,688,806
KCC Corp.	293	92,006
KEPCO Plant Service & Engineering Co. Ltd.	484	13,839
KG Mobility Corp. *	4,088	7,362
Kia Corp.	17,435	1,552,979
KIWOOM Securities Co. Ltd.	158	34,980
Kolon Industries, Inc.	1,434	55,720
Korea Electric Terminal Co. Ltd.	682	30,594
Korea Investment Holdings Co. Ltd.	1,347	192,143
Korea Line Corp. *	16,631	19,891
Korea Zinc Co. Ltd.	68	47,402
Korean Air Lines Co. Ltd.	8,699	154,688
Korean Reinsurance Co.	12,649	108,422
Krafton, Inc.	656	99,926
KT&G Corp.	3,108	340,430
Kumho Petrochemical Co. Ltd.	829	60,625
Kumho Tire Co., Inc. *	3,713	11,695

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
LG Chem Ltd.	2,479	$448,022
LG Corp.	4,087	256,674
LG Display Co. Ltd. *	16,033	119,319
LG Display Co. Ltd., ADR *@	8,853	34,438
LG Electronics, Inc.	7,988	1,046,643
LG Energy Solution Ltd. *	401	93,695
LG H&H Co. Ltd.	398	58,956
LG Innotek Co. Ltd.	432	273,538
LG Uplus Corp.	11,990	108,346
Lotte Chilsung Beverage Co. Ltd.	290	18,475
Lotte Corp.	1,582	23,434
LOTTE Fine Chemical Co. Ltd.	1,517	43,132
Lotte Shopping Co. Ltd.	641	70,211
Lotte Wellfood Co. Ltd.	167	10,272
LS Corp.	730	172,216
LX Holdings Corp.	2,593	12,285
LX International Corp.	2,607	61,923
LX Semicon Co. Ltd.	567	15,023
Meritz Financial Group, Inc. *	493	33,603
Mirae Asset Life Insurance Co. Ltd. *	4,274	57,932
Mirae Asset Securities Co. Ltd.	4,500	124,169
Misto Holdings Corp.	576	15,410
NAVER Corp.	3,546	455,466
NC Corp.	286	47,534
Netmarble Corp. ±	1,270	30,617
NH Investment & Securities Co. Ltd.	5,453	103,478
NICE Holdings Co. Ltd.	2,345	16,922
NongShim Co. Ltd.	135	29,234
OCI Co. Ltd. *	450	27,448
OCI Holdings Co. Ltd.	700	96,915
Orion Corp.	1,129	96,118
Orion Holdings Corp.	2,572	39,925
Otoki Corp.	131	25,620
Pan Ocean Co. Ltd.	22,750	69,529
Paradise Co. Ltd.	1,846	16,443
Partron Co. Ltd.	1,897	7,077
Poongsan Corp.	575	23,901
POSCO Holdings, Inc.	854	174,736
POSCO Holdings, Inc., ADR @	9,207	473,056
Posco International Corp.	603	19,130
S-Oil Corp.	2,562	175,948
Samsung C&T Corp.	3,438	1,039,633
Samsung Card Co. Ltd.	2,083	64,468
Samsung E&A Co. Ltd.	3,314	101,818
Samsung Electro-Mechanics Co. Ltd.	186	262,198
Samsung Electronics Co. Ltd.	2,447	527,527
Samsung Electronics Co. Ltd., GDR	3,499	18,859,610
Samsung Episholdings Co. Ltd. *	37	10,269
Samsung Fire & Marine Insurance Co. Ltd.	888	354,214
Samsung Life Insurance Co. Ltd.	1,326	343,204
Samsung SDI Co. Ltd. *	2,650	832,989
Samsung SDS Co. Ltd.	1,498	184,482
Samsung Securities Co. Ltd.	2,235	156,521
SeAH Steel Holdings Corp.	136	9,990
Sebang Global Battery Co. Ltd.	697	23,214
Seegene, Inc.	1,002	19,208
SGC Energy Co. Ltd.	395	10,198
Shinhan Financial Group Co. Ltd.	17,905	1,107,144
Shinhan Financial Group Co. Ltd., ADR	914	57,810
Shinsegae, Inc.	510	248,532
SK Chemicals Co. Ltd.	314	7,995
SK Discovery Co. Ltd.	867	28,484
SK Gas Ltd.	175	23,607
SK Innovation Co. Ltd. *	2,567	157,238
SK Networks Co. Ltd.	8,257	53,561
SK, Inc.	1,745	939,347
SL Corp.	1,820	66,607
SNT Motiv Co. Ltd.	1,079	18,038
Sungwoo Hitech Co. Ltd.	3,959	15,741
Unid Co. Ltd.	167	6,769
Woori Financial Group, Inc.	45,228	846,584
Youngone Corp.	1,446	67,759
Youngone Holdings Co. Ltd.	397	41,793
		45,104,638

Kuwait — 0.1%
Agility Global PLC	243,775	116,817

Malaysia — 1.2%
Aeon Co. M Bhd.	29,400	7,571
AEON Credit Service M Bhd.	8,100	11,562
AFFIN Bank Bhd.	49,846	27,261
Alliance Bank Malaysia Bhd.	81,811	95,304
AMMB Holdings Bhd.	191,687	299,460
Axiata Group Bhd.	226,300	117,104
Bank Islam Malaysia Bhd.	68,600	35,499
Batu Kawan Bhd.	16,500	85,383
Berjaya Corp. Bhd. *	166,400	10,406
Bumi Armada Bhd.	264,700	22,396
CIMB Group Holdings Bhd.	131,573	239,106
Dayang Enterprise Holdings Bhd.	27,900	11,153
Dialog Group Bhd.	37,200	16,969
Eco World Development Group Bhd.	67,900	36,635
Genting Bhd.	84,700	44,869
Genting Malaysia Bhd.	151,700	69,572
Genting Plantations Bhd.	23,600	30,386
HAP Seng Consolidated Bhd.	14,800	9,728
Hartalega Holdings Bhd.	69,700	16,923
Hibiscus Petroleum Bhd.	56,080	25,169
Hong Leong Bank Bhd.	11,500	60,356
Hong Leong Financial Group Bhd.	17,621	79,516
IJM Corp. Bhd.	66,660	36,947
IOI Properties Group Bhd.	75,850	73,292
Kossan Rubber Industries Bhd.	73,800	18,642
Kuala Lumpur Kepong Bhd.	2,100	10,898

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Malaysia (Continued)
Magnum Bhd.	86,961	$26,872
Mah Sing Group Bhd.	125,685	30,053
Malayan Cement Bhd.	14,900	23,314
Matrix Concepts Holdings Bhd.	96,300	27,869
MBM Resources Bhd.	12,500	14,654
MBSB Bhd.	205,001	32,177
Mega First Corp. Bhd.	37,600	26,557
MISC Bhd.	94,320	180,428
MKH Bhd.	36,950	17,671
MKH Oil Palm East Kalimantan Bhd.	5,278	803
Oriental Holdings Bhd.	25,760	42,707
OSK Holdings Bhd.	111,682	53,410
Petronas Chemicals Group Bhd.	133,400	132,500
PPB Group Bhd.	37,500	85,438
RHB Bank Bhd.	145,390	295,237
Sarawak Oil Palms Bhd.	30,750	34,841
Scientex Bhd.	27,300	24,973
Sime Darby Bhd.	263,700	138,398
Sime Darby Property Bhd.	175,200	61,873
SP Setia Bhd. Group	143,480	34,133
Ta Ann Holdings Bhd.	12,260	15,906
Top Glove Corp. Bhd.	291,800	49,021
TSH Resources Bhd.	43,000	12,233
UOA Development Bhd.	20,387	8,500
WCT Holdings Bhd. *	52,300	5,259
Yinson Holdings Bhd.	54,899	25,581
YTL Corp. Bhd.	81,160	40,605
		2,933,120
Mexico — 1.6%
Alpek SAB de CV *	68,614	50,144
Banco del Bajio SA ±	42,751	138,490
Cemex SAB de CV	685,631	823,345
Cemex SAB de CV, ADR	12,231	146,772
Controladora AXTEL SAB DE CV	260,453	13,106
Corp. Actinver SAB de CV	15,700	19,302
El Puerto de Liverpool SAB de CV, Class C1	7,251	42,297
Fomento Economico Mexicano SAB de CV	13,622	174,097
Genomma Lab Internacional SAB de CV, Class B	42,530	36,432
Grupo Bimbo SAB de CV, Series A	59,470	194,181
Grupo Carso SAB de CV, Series A1	15,019	112,088
Grupo Comercial Chedraui SA de CV	6,957	35,602
Grupo Financiero Banorte SAB de CV, Class O	75,782	802,563
Grupo Financiero Inbursa SAB de CV, Class O	74,270	177,016
Grupo Traxion SAB de CV *±	22,512	14,083
Industrias CH SAB de CV, Series B *	23,861	245,603
La Comer SAB de CV	19,613	39,613
Megacable Holdings SAB de CV	59,163	211,211
Nemak SAB de CV *±	220,070	41,025
Operadora De Sites Mexicanos SAB de CV, Class A-1	43,851	43,255
Orbia Advance Corp. SAB de CV *	51,451	66,375
Organizacion Soriana SAB de CV, Class B	44,134	75,712
Promotora y Operadora de Infraestructura SAB de CV	9,454	150,167
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	18,207
Regional SAB de CV	18,632	142,259
Sigma Foods SAB de CV	221,384	203,186
		4,016,131

Philippines — 0.3%
Alliance Global Group, Inc.	253,300	33,020
Ayala Corp.	12,590	85,752
Ayala Land, Inc.	354,500	85,491
China Banking Corp.	60,526	56,413
DMCI Holdings, Inc.	91,100	11,133
First Philippine Holdings Corp.	26,510	35,422
GT Capital Holdings, Inc.	7,512	59,367
JG Summit Holdings, Inc.	181,683	78,452
LT Group, Inc.	132,300	32,164
Megaworld Corp.	1,004,700	34,052
Metropolitan Bank & Trust Co.	133,237	141,118
Puregold Price Club, Inc.	46,600	30,829
Rizal Commercial Banking Corp.	47,790	18,261
Robinsons Land Corp.	76,255	20,452
San Miguel Corp.	41,650	46,150
Security Bank Corp.	30,510	32,563
Top Frontier Investment Holdings, Inc. *	4,630	4,036
Union Bank of the Philippines	66,330	25,832
		830,507

Poland — 1.2%
AB SA	845	29,606
Alior Bank SA	6,105	210,976
Asseco Poland SA	732	32,525
Bank Handlowy w Warszawie SA	32	1,038
Bank Polska Kasa Opieki SA	715	43,488
BNPP Bank Polska SA	811	32,123
Echo Investment SA	1,732	2,228
Enea SA	30,606	157,676
Inter Cars SA	295	62,971
KGHM Polska Miedz SA	5,853	515,393
Mirbud SA	5,445	15,054
ORLEN SA	38,019	1,279,495

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Poland (Continued)
PGE Polska Grupa Energetyczna SA *	74,035	$185,786
Tauron Polska Energia SA	125,505	303,937
		2,872,296

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—

Singapore — 0.0%
China XLX Fertiliser Ltd. *	44,000	51,221

South Africa — 3.1%
Absa Group Ltd.	55,314	769,668
AECI Ltd.	8,481	65,000
African Rainbow Minerals Ltd.	5,623	61,252
Altron Ltd., Class A	18,636	31,515
Aspen Pharmacare Holdings Ltd.	8,205	78,584
Astral Foods Ltd.	2,628	38,024
Bidvest Group Ltd.	12,878	188,272
Blu Label Unlimited Group Ltd.	20,177	9,633
DataTec Ltd.	22,225	125,100
Exxaro Resources Ltd.	16,672	206,598
Foschini Group Ltd. (The) @	27,805	104,057
Grindrod Ltd.	40,655	66,269
Impala Platinum Holdings Ltd.	29,741	312,299
Investec Ltd.	8,961	70,523
KAP Ltd. *	82,431	13,587
Kumba Iron Ore Ltd.	4,304	76,471
Lewis Group Ltd.	3,337	18,482
Life Healthcare Group Holdings Ltd.	87,850	55,939
Momentum Group Ltd.	72,898	180,821
Motus Holdings Ltd.	16,747	113,487
MTN Group Ltd.	68,044	946,551
Naspers Ltd., Class N	19,458	974,824
Nedbank Group Ltd.	25,556	421,175
Netcare Ltd.	81,657	89,932
Northam Platinum Holdings Ltd.	4,836	69,650
Oceana Group Ltd.	10,541	43,786
Old Mutual Ltd.	382,492	313,373
Omnia Holdings Ltd.	16,030	109,519
Pepkor Holdings Ltd. ±	170,124	229,532
Pick n Pay Stores Ltd. *@	32,290	41,062
PPC Ltd.	93,872	45,217
Raubex Group Ltd.	16,897	53,012
Reunert Ltd.	12,692	46,793
Sanlam Ltd.	17,440	93,940
Sappi Ltd. *@	59,313	33,748
Sasol Ltd. *	35,827	353,589
Sibanye Stillwater Ltd.	17,852	37,949
Southern Sun Ltd.	54,046	32,665
Standard Bank Group Ltd.	45,281	893,097
Super Group Ltd. *	29,786	35,569
Telkom SA SOC Ltd.	28,405	97,389
Thungela Resources Ltd. @	6,203	34,847
Valterra Platinum Ltd.	344	23,236
Zeda Ltd.	20,449	17,665
		7,623,701

Taiwan — 33.0%
91APP, Inc.	8,000	15,243
AcBel Polytech, Inc.	51,000	93,174
Acer, Inc.	165,884	172,359
Acter Group Corp. Ltd.	1,000	40,494
Actron Technology Corp.	3,000	17,328
ADATA Technology Co. Ltd.	20,450	262,554
Advanced International Multitech Co. Ltd.	8,000	13,285
Advanced Power Electronics Corp.	1,000	8,491
Advanced Wireless Semiconductor Co.	8,000	37,543
Advancetek Enterprise Co. Ltd.	13,000	10,977
Advantech Co. Ltd.	9,000	138,998
Allied Supreme Corp.	3,000	20,200
Allis Electric Co. Ltd.	2,000	7,722
Alltek Technology Corp.	10,000	18,583
Alltop Technology Co. Ltd.	3,000	29,288
Alpha Networks, Inc.	11,000	11,757
Altek Corp.	14,014	21,952
Ambassador Hotel (The)	14,000	19,622
AMPOC Far-East Co. Ltd.	8,864	81,387
AmTRAN Technology Co. Ltd.	58,106	78,979
Apex International Co. Ltd. *	20,286	30,693
Arcadyan Technology Corp.	11,000	66,297
Ardentec Corp.	39,092	272,422
Argosy Research, Inc.	3,000	16,857
ASE Technology Holding Co. Ltd.	233,000	4,973,553
Asia Cement Corp.	134,269	147,518
Asia Optical Co., Inc.	11,000	49,205
ASMedia Technology, Inc.	1,000	46,144
ASROCK, Inc. *	2,000	14,691
Asustek Computer, Inc. *	36,000	791,047
AUO Corp.	396,400	406,896
Axiomtek Co. Ltd.	8,000	36,037
Bank of Kaohsiung Co. Ltd.	66,544	25,589
BES Engineering Corp. *	95,577	39,153
Bioteque Corp.	3,000	10,830
Bizlink Holding, Inc.	4,108	246,946
Bora Pharmaceuticals Co. Ltd.	3,000	39,741
Brighton-Best International Taiwan, Inc. *	17,000	18,571
Capital Securities Corp. *	152,437	183,031

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Catcher Technology Co. Ltd.	7,000	$45,925
Cathay Financial Holding Co. Ltd.	471,170	1,453,895
Cathay Real Estate Development Co. Ltd.	41,000	31,789
Cenra, Inc.	9,500	10,423
Century Iron & Steel Industrial Co. Ltd.	6,000	22,131
Chailease Holding Co. Ltd.	98,603	363,689
Chang Hwa Commercial Bank Ltd.	332,606	250,578
Chang Wah Electromaterials, Inc.	20,000	33,651
Chang Wah Technology Co. Ltd.	11,000	28,971
Channel Well Technology Co. Ltd.	13,000	21,628
Charoen Pokphand Enterprise	12,000	42,754
Cheng Loong Corp.	82,000	55,085
Cheng Shin Rubber Industry Co. Ltd.	131,000	123,160
Chicony Electronics Co. Ltd.	30,000	97,939
Chicony Power Technology Co. Ltd.	6,000	17,949
Chin-Poon Industrial Co. Ltd.	36,000	61,250
China Airlines Ltd.	278,111	206,904
China Bills Finance Corp.	89,000	49,310
China Man-Made Fiber Corp. *	72,018	30,406
China Metal Products	31,000	22,090
China Motor Corp.	22,478	39,090
China Steel Chemical Corp.	8,000	20,668
China Steel Corp.	492,800	290,824
Chipbond Technology Corp.	42,000	278,844
ChipMOS Technologies, Inc.	28,897	90,256
ChipMOS Technologies, Inc., ADR *	328	21,074
Chong Hong Development Co. Ltd.	12,774	31,397
Chun Yuan Steel Industry Co. Ltd. *	30,000	22,319
Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	111,123
Cleanaway Co. Ltd.	60,000	52,548
Clevo Co.	28,000	36,608
CMC Magnetics Corp.	31,979	11,594
Co-Tech Development Corp.	3,000	56,503
Compal Electronics, Inc.	288,000	319,131
Compeq Manufacturing Co. Ltd.	96,000	700,642
Concord Securities Co. Ltd.	42,735	38,165
Continental Holdings Corp.	42,000	28,544
Coretronic Corp.	15,800	43,100
CTBC Financial Holding Co. Ltd.	518,280	1,155,114
CTCI Corp.	36,306	47,695
CyberPower Systems, Inc.	2,000	13,372
D-Link Corp. *	15,640	8,984
DA CIN Construction Co. Ltd.	21,200	60,958
Da-Li Development Co. Ltd.	14,376	20,352
Darfon Electronics Corp.	17,000	22,253
Depo Auto Parts Ind Co. Ltd.	8,000	34,153
Dimerco Express Corp.	8,000	19,312
Dynamic Holding Co. Ltd. *	21,356	117,987
E Ink Holdings, Inc.	35,000	235,666
E.Sun Financial Holding Co. Ltd.	114,131	123,423
Eclat Textile Co. Ltd.	9,000	88,287
ECOVE Environment Corp.	2,000	18,144
Edom Technology Co. Ltd. *	10,000	19,745
Elan Microelectronics Corp.	13,000	77,127
Ennoconn Corp.	4,116	47,741
EnTie Commercial Bank Co. Ltd.	68,000	31,165
Eternal Materials Co. Ltd.	42,300	98,259
Eva Airways Corp.	241,478	340,350
Evergreen Aviation Technologies Corp.	11,000	64,053
Evergreen International Storage & Transport Corp.	27,000	41,191
Evergreen Marine Corp. Taiwan Ltd.	62,583	362,456
EVERGREEN Steel Corp.	13,000	38,319
Everlight Chemical Industrial Corp. *	56,000	78,929
Everlight Electronics Co. Ltd.	32,000	68,306
Excelsior Medical Co. Ltd.	14,350	30,946
Far Eastern Department Stores Ltd. *	56,220	40,590
Far Eastern International Bank	161,146	65,760
Far Eastern New Century Corp.	185,338	165,810
Far EasTone Telecommunications Co. Ltd.	99,000	326,307
Farglory Land Development Co. Ltd.	26,721	54,186
Feng Hsin Steel Co. Ltd.	17,000	32,392
Feng TAY Enterprise Co. Ltd.	19,000	41,750
First Financial Holding Co. Ltd.	610,444	627,566
FIT Holding Co. Ltd.	9,000	5,198
Fitipower Integrated Technology, Inc.	5,600	29,005
Flytech Technology Co. Ltd.	5,000	20,247
FocalTech Systems Co. Ltd.	8,000	13,963
Forcecon Tech Co. Ltd.	5,913	16,742
Formosa Advanced Technologies Co. Ltd.	20,000	45,203
Formosa Chemicals & Fibre Corp.	152,000	260,518
Formosa Petrochemical Corp.	47,000	81,293
Formosa Plastics Corp.	168,000	287,414
Formosa Sumco Technology Corp.	5,000	57,131
Formosa Taffeta Co. Ltd.	49,000	26,072
Formosan Union Chemical Corp.	48,179	33,197
Foxsemicon Integrated Technology, Inc.	4,000	41,499
FSP Technology, Inc.	8,000	15,796
Fubon Financial Holding Co. Ltd.	530,823	2,157,851
Fulltech Fiber Glass Corp. *	16,064	55,973
Fusheng Precision Co. Ltd.	5,000	40,102
G Shank Enterprise Co. Ltd.	10,589	43,212
Gamania Digital Entertainment Co. Ltd.	13,000	20,241
Gemtek Technology Corp.	47,000	62,998
General Interface Solution GIS Holding Ltd. *	18,000	39,270
Genius Electronic Optical Co. Ltd.	4,000	82,746
Getac Holdings Corp.	21,000	66,580
GFC Ltd.	3,000	11,348
Giant Manufacturing Co. Ltd.	20,000	49,409
Gigabyte Technology Co. Ltd.	18,000	194,372
Global Brands Manufacture Ltd.	21,888	73,174
Global Mixed Mode Technology, Inc.	3,000	29,476

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Global PMX Co. Ltd.	2,000	$14,126
Globalwafers Co. Ltd.	15,000	473,216
Gloria Material Technology Corp.	34,392	34,115
Goldsun Building Materials Co. Ltd.	82,973	86,603
Grape King Bio Ltd.	10,000	28,911
Great Wall Enterprise Co. Ltd.	44,330	77,231
Greatek Electronics, Inc.	16,000	68,557
Group Up Industrial Co. Ltd.	2,000	24,548
Gudeng Precision Industrial Co. Ltd.	1,000	15,947
Hannstar Board Corp.	23,814	66,755
HannsTouch Holdings Co. *	32,279	13,730
Hey Song Corp.	18,750	19,688
Highwealth Construction Corp.	98,135	132,617
Hiwin Technologies Corp.	19,000	193,838
Ho Tung Chemical Corp.	63,688	39,285
Holy Stone Enterprise Co. Ltd.	10,500	277,526
Hon Hai Precision Industry Co. Ltd.	654,068	5,153,456
Hong TAI Electric Industrial	32,000	37,267
Hota Industrial Manufacturing Co. Ltd. *	6,000	8,984
Hotai Finance Co. Ltd.	14,420	26,571
Hotai Motor Co. Ltd.	13,000	189,961
Hsin Kuang Steel Co. Ltd.	13,000	15,446
Hu Lane Associate, Inc.	4,305	15,879
Hua Nan Financial Holdings Co. Ltd.	318,453	379,866
Hua Yu Lien Development Co. Ltd.	3,904	5,496
Huaku Development Co. Ltd.	18,585	59,507
Hung Sheng Construction Ltd.	13,688	7,068
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	13,631
IBF Financial Holdings Co. Ltd.	132,503	61,767
Ichia Technologies, Inc.	11,000	22,375
IEI Integration Corp.	8,000	21,044
Innodisk Corp.	1,039	52,673
Innolux Corp.	361,645	779,904
Inpaq Technology Co. Ltd.	9,000	28,393
Inventec Corp.	149,282	312,093
ITE Technology, Inc.	6,000	29,947
ITEQ Corp.	15,000	174,454
JPC connectivity, Inc.	5,000	54,934
Kedge Construction Co. Ltd.	4,324	12,759
Kenda Rubber Industrial Co. Ltd.	34,650	18,328
Kerry TJ Logistics Co. Ltd.	9,000	8,151
KGI Financial Holding Co. Ltd.	1,124,694	1,013,254
Kindom Development Co. Ltd.	27,720	29,542
King Yuan Electronics Co. Ltd.	58,100	615,534
Kinik Co.	2,000	47,840
Kinpo Electronics	111,000	122,476
Kinsus Interconnect Technology Corp.	31,217	873,114
Kung Long Batteries Industrial Co. Ltd.	8,000	31,516
Kuo Toong International Co. Ltd.	16,000	32,646
L&K Engineering Co. Ltd.	3,397	98,424
Lanner Electronics, Inc.	6,000	15,482
Largan Precision Co. Ltd.	6,000	807,998
Lelon Electronics Corp.	10,000	142,357
Lien Hwa Industrial Holdings Corp.	33,666	45,390
Lion Travel Service Co. Ltd.	3,000	14,079
Lite-On Technology Corp.	127,874	891,122
Lotes Co. Ltd.	4,000	264,938
Lotus Pharmaceutical Co. Ltd.	2,000	12,023
Lumax International Corp. Ltd.	4,000	15,444
Lung Yen Life Service Corp. *	16,000	24,259
Macronix International Co. Ltd. *	72,171	352,286
Makalot Industrial Co. Ltd.	10,000	68,746
Marketech International Corp.	5,000	86,952
MediaTek, Inc.	48,000	6,396,183
Mega Financial Holding Co. Ltd.	324,287	469,280
Mega Union Technology, Inc.	1,000	30,669
Mercuries & Associates Holding Ltd.	19,184	8,913
Mercuries Life Insurance Co. Ltd. *	81,475	21,330
Merida Industry Co. Ltd.	15,000	36,868
Merry Electronics Co. Ltd.	15,226	43,112
Micro-Star International Co. Ltd.	42,000	192,488
Mitac Holdings Corp.	53,500	146,612
MOSA Industrial Corp. *	9,616	4,845
Motech Industries, Inc.	17,000	14,782
Nak Sealing Technologies Corp.	3,000	11,065
Namchow Holdings Co. Ltd.	7,000	6,922
Nan Kang Rubber Tire Co. Ltd.	12,321	12,144
Nan Pao Resins Chemical Co. Ltd.	2,000	21,565
Nan Ya Plastics Corp.	202,000	1,055,766
Nan Ya Printed Circuit Board Corp.	15,000	557,971
Nantex Industry Co. Ltd.	10,000	8,617
Nanya Technology Corp. *	64,000	909,077
Nichidenbo Corp.	6,000	60,741
Nien Made Enterprise Co. Ltd.	7,000	76,028
Novatek Microelectronics Corp.	19,000	319,087
O-Bank Co. Ltd.	91,943	30,160
Orient Semiconductor Electronics Ltd.	30,485	51,388
Pan German Universal Motors Ltd.	2,000	14,628
Pan Jit International, Inc.	24,600	140,929
Pan-International Industrial Corp.	34,380	53,367
Parade Technologies Ltd.	5,000	98,724
Pegatron Corp.	134,249	353,148
Pegavision Corp. *	2,000	21,660
PharmaEssentia Corp.	5,000	210,318
Phison Electronics Corp.	9,000	673,803
Pixart Imaging, Inc.	8,000	59,768
Pou Chen Corp.	115,133	91,618
Powerchip Semiconductor Manufacturing Corp. *	65,000	162,620
Powertech Technology, Inc.	49,000	519,125
Poya International Co. Ltd.	1,000	20,938
President Chain Store Corp.	10,000	70,001
President Securities Corp.	95,299	149,575
Primax Electronics Ltd.	25,000	51,795
Prince Housing & Development Corp.	77,970	19,898
Promate Electronic Co. Ltd.	9,599	15,126
Qisda Corp.	106,108	113,581

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Quanta Computer, Inc.	43,000	$496,728
Quanta Storage, Inc.	7,000	17,029
Radiant Opto-Electronics Corp.	27,000	73,737
Radium Life Tech Co. Ltd.	41,409	14,298
Raydium Semiconductor Corp.	4,000	34,969
Realtek Semiconductor Corp.	9,000	227,709
Rechi Precision Co. Ltd.	30,000	26,510
Ritek Corp. *	29,000	11,971
Ruentex Development Co. Ltd.	67,600	56,870
Run Long Construction Co. Ltd.	14,000	13,184
Sakura Development Co. Ltd.	8,400	10,257
Sampo Corp.	31,600	23,212
San Fang Chemical Industry Co. Ltd.	13,000	13,997
Sanyang Motor Co. Ltd.	41,573	79,736
ScinoPharm Taiwan Ltd.	14,000	9,075
SDI Corp.	10,000	66,705
Sercomm Corp.	18,000	45,655
Sesoda Corp.	17,193	28,766
Shanghai Commercial & Savings Bank Ltd. (The)	171,618	230,034
Shihlin Electric & Engineering Corp.	11,000	82,699
Shin Ruenn Development Co. Ltd.	5,650	7,440
Shin Zu Shing Co. Ltd.	9,064	56,621
Shinkong Insurance Co. Ltd.	11,000	49,205
Shinkong Synthetic Fibers Corp.	108,151	88,438
Shinkong Textile Co. Ltd.	4,000	8,162
Shiny Chemical Industrial Co. Ltd.	3,000	16,009
Sigurd Microelectronics Corp.	42,694	317,627
Simplo Technology Co. Ltd.	9,000	117,951
Sinbon Electronics Co. Ltd.	11,000	113,431
Sincere Navigation Corp.	27,810	25,753
Sino-American Silicon Products, Inc.	33,000	186,461
Sinon Corp.	37,000	45,529
SinoPac Financial Holdings Co. Ltd.	739,233	925,883
Sinyi Realty, Inc.	11,000	6,612
Sitronix Technology Corp.	9,000	93,796
Soft-World International Corp.	4,000	13,121
Solar Applied Materials Technology Corp.	18,000	81,647
Sporton International, Inc.	4,000	23,983
Sports Gear Co. Ltd.	4,000	9,380
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,935
Standard Foods Corp.	31,000	28,561
Stark Technology, Inc.	2,000	9,794
Starlux Airlines Co. Ltd. *	60,000	39,741
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,530
Sunonwealth Electric Machine Industry Co. Ltd.	12,445	55,473
Superalloy Industrial Co. Ltd.	12,000	23,392
Supreme Electronics Co. Ltd. *	40,000	116,020
Swancor Holding Co. Ltd.	5,000	17,029
Syncmold Enterprise Corp.	5,000	13,090
Synmosa Biopharma Corp.	17,986	17,700
Synnex Technology International Corp. *	77,300	221,055
Systex Corp.	9,000	37,857
T3EX Global Holdings Corp. *	4,000	8,802
TA Chen Stainless Pipe	110,317	139,729
Ta Ya Electric Wire & Cable	47,958	57,207
TA-I Technology Co. Ltd. *	6,000	42,472
TAI-TECH Advanced Electronics Co. Ltd.	3,000	30,041
Taichung Commercial Bank Co. Ltd.	284,630	179,142
TaiDoc Technology Corp.	7,000	27,357
Taiflex Scientific Co. Ltd.	26,923	125,925
Taiwan Acceptance Corp.	16,800	42,189
Taiwan Business Bank	453,954	252,937
Taiwan Cogeneration Corp.	29,957	71,750
Taiwan Cooperative Financial Holding Co. Ltd.	350,093	273,094
Taiwan Fertilizer Co. Ltd.	33,000	49,153
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	14,555
Taiwan FU Hsing Industrial Co. Ltd.	6,800	8,432
Taiwan Glass Industry Corp. *	81,321	190,944
Taiwan Hon Chuan Enterprise Co. Ltd.	26,612	107,345
Taiwan Mask Corp. *	7,000	11,163
Taiwan Mobile Co. Ltd.	90,000	329,132
Taiwan Navigation Co. Ltd.	22,000	20,511
Taiwan Paiho Ltd.	12,000	16,706
Taiwan PCB Techvest Co. Ltd.	28,000	32,213
Taiwan Sakura Corp.	6,000	15,595
Taiwan Secom Co. Ltd.	7,000	23,182
Taiwan Semiconductor Co. Ltd.	10,000	37,826
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	1,361,732
Taiwan Shin Kong Security Co. Ltd.	19,100	24,312
Taiwan Surface Mounting Technology Corp.	21,518	143,874
Taiwan Union Technology Corp.	2,000	105,473
Tatung Co. Ltd.	98,800	84,668
TCC Group Holdings Co. Ltd.	323,971	244,581
TCI Co. Ltd.	5,000	18,050
Teco Electric & Machinery Co. Ltd.	65,000	143,032
Test Research, Inc.	11,000	113,085
Thinking Electronic Industrial Co. Ltd.	4,000	39,552
Ton Yi Industrial Corp.	82,000	38,997
Tong Hsing Electronic Industries Ltd.	12,870	107,868
Tong Yang Industry Co. Ltd.	29,921	72,697
Topco Scientific Co. Ltd.	8,115	139,850
Topkey Corp.	3,000	15,727
TPK Holding Co. Ltd.	20,000	50,476
Transcend Information, Inc.	10,000	83,656
Tripod Technology Corp.	29,000	471,552
TS Financial Holding Co. Ltd.	1,301,036	1,357,947

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
TSRC Corp.	26,000	$16,895
TTY Biopharm Co. Ltd.	17,000	40,397
Tung Ho Steel Enterprise Corp.	47,290	100,053
TXC Corp.	16,000	94,172
U-Ming Marine Transport Corp.	27,000	51,107
Uni-President Enterprises Corp.	284,000	664,166
Unimicron Technology Corp.	88,962	2,988,067
Union Bank of Taiwan	79,276	56,365
Unitech Printed Circuit Board Corp.	55,184	98,046
United Microelectronics Corp. *	485,513	2,507,083
United Microelectronics Corp., ADR *	51,052	1,389,125
United Orthopedic Corp.	7,000	20,150
United Renewable Energy Co. Ltd. *	24,000	13,109
Universal Cement Corp.	49,205	41,395
UPI Semiconductor Corp.	2,000	16,951
Vanguard International Semiconductor Corp.	47,576	322,585
Via Technologies, Inc.	8,000	18,408
Visco Vision, Inc.	2,000	12,305
VisEra Technologies Co. Ltd.	3,000	48,310
Vizionfocus, Inc.	2,000	12,305
Voltronic Power Technology Corp.	1,000	34,059
Wafer Works Corp. *	36,493	140,902
Wah Lee Industrial Corp.	18,420	74,879
Walsin Lihwa Corp.	160,198	187,069
Walsin Technology Corp.	22,000	390,187
Wan Hai Lines Ltd. *	47,000	116,849
Weikeng Industrial Co. Ltd.	32,945	51,088
Win Semiconductors Corp.	25,000	334,312
Winbond Electronics Corp.	203,378	1,324,720
Winstek Semiconductor Co. Ltd.	3,000	16,904
Wisdom Marine Lines Co. Ltd.	27,019	61,575
Wistron Corp. *	174,431	867,870
WNC Corp.	26,429	215,288
Wowprime Corp.	3,000	23,261
WPG Holdings Ltd.	95,400	320,431
WT Microelectronics Co. Ltd.	34,360	230,818
Yageo Corp.	114,800	4,108,173
Yang Ming Marine Transport Corp.	95,000	155,070
YC INOX Co. Ltd.	29,977	18,914
Yea Shin International Development Co. Ltd.	1,065	747
Yem Chio Co. Ltd.	23,119	11,539
YFY, Inc.	110,385	93,903
Yieh Phui Enterprise Co. Ltd. *	56,254	23,839
Youngtek Electronics Corp.	12,000	35,220
Yuanta Financial Holding Co. Ltd.	696,396	1,436,229
Yulon Motor Co. Ltd.	54,247	46,318
YungShin Global Holding Corp.	7,000	11,822
Zeng Hsing Industrial Co. Ltd.	2,148	6,102
Zero One Technology Co. Ltd.	9,000	28,252
Zhen Ding Technology Holding Ltd.	55,000	1,087,690
Zyxel Group Corp.	31,438	45,938
		81,228,956
Thailand — 1.1%
AP Thailand PCL	242,500	55,113
Asset World Corp. PCL <>	202,400	13,648
Bangchak Corp. PCL	73,300	75,020
Bangkok Bank PCL	56,300	304,205
Bangkok Bank PCL, NVDR	13,300	71,864
Bangkok Commercial Asset Management PCL	116,500	22,970
Bangkok Life Assurance PCL, NVDR	26,800	19,926
Banpu PCL	429,750	69,856
Berli Jucker PCL	64,800	28,674
Charoen Pokphand Foods PCL	179,100	105,669
CP Axtra PCL	56,521	25,351
GFPT PCL	33,300	8,971
Hana Microelectronics PCL	19,000	22,306
Kasikornbank PCL, NVDR	23,200	152,243
Krung Thai Bank PCL	38,675	44,239
PTT Exploration & Production PCL	46,400	186,463
PTT Global Chemical PCL	123,028	124,063
PTT PCL	759,800	811,935
Regional Container Lines PCL	17,100	16,343
Sansiri PCL	1,106,700	48,305
Siam Cement PCL (The)	31,500	231,363
Sri Trang Agro-Industry PCL	57,200	29,099
Sri Trang Gloves Thailand PCL	50,900	15,475
Star Petroleum Refining PCL	80,000	18,302
Stecon Group PCL <>	70,300	15,554
Supalai PCL	115,700	55,725
Thai Oil PCL	58,777	85,811
Thanachart Capital PCL	17,800	36,167
TMBThanachart Bank PCL	534,672	39,593
WHA Corp. PCL	253,200	39,252
		2,773,505

Turkey — 0.5%
Alarko Holding AS	8,981	20,736
Albaraka Turk Katilim Bankasi AS	137,184	23,822
Aygaz AS	2,629	12,033
Dogan Sirketler Grubu Holding AS	84,330	37,061
Dogus Otomotiv Servis ve Ticaret AS	5,901	22,682
Enka Insaat ve Sanayi AS	43,996	85,358
Eregli Demir ve Celik Fabrikalari TAS	123,498	107,173
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	61,770
KOC Holding AS	47,064	195,233
Pegasus Hava Tasimaciligi AS *	3,440	12,913
Turk Hava Yollari AO	41,883	292,711
Turk Telekomunikasyon AS *	40,171	52,877
Turkcell Iletisim Hizmetleri AS	82,156	189,159
Turkiye Is Bankasi AS, Class C	29,470	9,357
Turkiye Petrol Rafinerileri AS	26,307	128,303
Turkiye Sinai Kalkinma Bankasi AS	37,637	9,585
Turkiye Sise ve Cam Fabrikalari AS	63,955	60,738
		1,321,511

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	13,118	$51,646
Abu Dhabi National Hotels	374,550	39,670
Abu Dhabi Ports Co. PJSC *	70,011	89,592
Agthia Group PJSC	18,043	17,292
Ajman Bank PJSC	74,597	28,435
Alpha Dhabi Holding PJSC	88,467	190,529
Amanat Holdings PJSC	96,835	36,384
Bank of Sharjah	40,477	13,005
Dana Gas PJSC	486,882	123,550
Deyaar Development PJSC	130,763	28,661
Dubai Investments PJSC	167,588	169,285
Dubai Islamic Bank PJSC	5,114	10,373
Emaar Properties PJSC	315,614	1,024,319
Emirates NBD Bank PJSC	33,810	272,115
EMSTEEL Building Materials PJSC *	112,430	34,285
First Abu Dhabi Bank PJSC	4,957	22,944
Modon Holding PSC *	121,014	98,517
National Central Cooling Co. PJSC	34,380	24,712
NMDC Group PJSC	5,249	31,441
RAK Properties PJSC *	93,395	27,463
Ras Al Khaimah Ceramics PJSC	45,645	29,703
Sharjah Islamic Bank	112,274	90,179
Two Point Zero Group PJSC *	133,955	78,050
		2,532,150
United States — 0.1%
GCC SAB de CV	9,763	116,034
TOTAL COMMON STOCKS (Identified Cost $148,361,700)		246,688,938

PREFERRED STOCKS — 0.8%
Brazil — 0.8%
Banco ABC Brasil SA, 15.722%	9,687	44,604
Banco Bradesco SA, 8.319%	105,309	369,233
Banco do Estado do Rio Grande do Sul SA, 11.432%	14,808	39,815
Cyrela Brazil Realty SA Empreendimentos e Participacoes *	722	3,003
Petroleo Brasileiro SA - Petrobras, 8.759%	195,991	1,435,108
Randoncorp SA, 1.051% *	9,200	7,931
		1,899,694
Colombia — 0.0%
Grupo Argos SA, 5.628%	3,541	12,949
Grupo de Inversiones Suramericana SA, 3.547%	7,476	100,213
		113,162

TOTAL PREFERRED STOCKS (Identified Cost $936,251)		2,012,856

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Banco ABC Brasil SA *<>	325	267

Korea — 0.0%
Hanwha Solutions Corp. *<>	1,496	5,842

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		6,109

SHORT-TERM INVESTMENTS — 0.4%
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	905,937	905,937

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $905,937)		905,937

Total Investments — 101.3% (Identified Cost $150,203,888)		249,613,840
Liabilities in excess of Cash and Other Assets — (1.3%)		(3,284,738)

Net Assets — 100.0%		$246,329,102

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $5,335,748.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2026 amounted to $3,115,265 or 1.26% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

COMMON STOCKS — 99.0%
Diversified REITs — 2.3%
Alpine Income Property Trust, Inc.	1,013	$21,030
American Assets Trust, Inc.	4,156	102,612
Broadstone Net Lease, Inc.	18,157	375,305
CTO Realty Growth, Inc.	2,292	49,301
Essential Properties Realty Trust, Inc.	20,474	611,149
Gladstone Commercial Corp.	3,518	43,271
Global Net Lease, Inc.	12,253	109,542
Modiv Industrial, Inc.	764	13,294
WP Carey, Inc.	22,293	1,593,949
		2,919,453

Health Care REITs — 16.8%
Alexandria Real Estate Equities, Inc.	11,839	625,691
American Healthcare REIT, Inc.	19,639	1,024,174
CareTrust REIT, Inc.	23,792	960,007
Chiron Real Estate, Inc.	1,025	38,458
Community Healthcare Trust, Inc.	893	16,324
Diversified Healthcare Trust	16,344	151,999
Healthcare Realty Trust, Inc.	31,487	635,093
Healthpeak Properties, Inc.	63,632	1,361,725
LTC Properties, Inc.	5,301	203,823
Medical Properties Trust, Inc.	20,913	96,618
National Health Investors, Inc.	4,395	335,163
Omega Healthcare Investors, Inc.	28,341	1,351,299
Sabra Health Care REIT, Inc.	23,826	464,845
Sila Realty Trust, Inc.	596	18,095
Strawberry Fields REIT, Inc.	897	12,334
Universal Health Realty Income Trust	1,361	59,694
Ventas, Inc.	47,519	4,219,687
Welltower, Inc.	42,821	9,719,082
		21,294,111

Hotel & Resort REITs — 3.2%
Apple Hospitality REIT, Inc.	22,038	370,459
Ashford Hospitality Trust, Inc. *	2,697	8,739
DiamondRock Hospitality Co.	21,117	257,205
Host Hotels & Resorts, Inc.	69,793	1,654,792
Park Hotels & Resorts, Inc.	20,989	299,093
Pebblebrook Hotel Trust	9,947	193,071
RLJ Lodging Trust	6,300	74,655
Ryman Hospitality Properties, Inc.	5,980	768,729
Summit Hotel Properties, Inc. @	10,691	74,944
Sunstone Hotel Investors, Inc.	19,666	225,176
Xenia Hotels & Resorts, Inc.	9,259	188,513
		4,115,376

Industrial REITs — 10.1%
Americold Realty Trust, Inc.	15,653	246,065
EastGroup Properties, Inc.	4,909	994,220
First Industrial Realty Trust, Inc.	12,201	748,043
Industrial Logistics Properties Trust	5,224	46,337
Innovative Industrial Properties, Inc.	2,731	169,267
Lineage, Inc.	6,492	280,779
LXP Industrial Trust	5,637	303,722
One Liberty Properties, Inc.	1,445	35,287
Prologis, Inc.	58,447	7,917,815
Rexford Industrial Realty, Inc.	20,866	699,011
STAG Industrial, Inc.	18,420	701,065
Terreno Realty Corp.	9,811	635,459
		12,777,070

Office REITs — 3.1%
Brandywine Realty Trust	5,871	18,611
BXP, Inc.	14,044	931,258
COPT Defense Properties	11,467	417,284
Cousins Properties, Inc.	15,986	479,260
Douglas Emmett, Inc.	16,456	194,181
Empire State Realty Trust, Inc., Class A	11,500	62,215
Highwoods Properties, Inc. @	10,905	328,895
Hudson Pacific Properties, Inc. *	2,105	31,975
JBG SMITH Properties	6,335	92,934
Kilroy Realty Corp.	10,355	388,002
NET Lease Office Properties	1,572	17,496
Piedmont Realty Trust, Inc. *	10,204	93,367
Postal Realty Trust, Inc., Class A @	1,457	35,900
SL Green Realty Corp.	6,966	360,630
Vornado Realty Trust	12,336	484,805
		3,936,813

Residential REITs — 12.7%
American Homes 4 Rent, Class A	33,305	1,116,384
AvalonBay Communities, Inc.	12,609	2,379,192
BRT Apartments Corp.	400	6,148
Camden Property Trust	9,322	1,067,276
Centerspace	1,534	86,195
Clipper Realty, Inc.	3,380	9,194
Equity LifeStyle Properties, Inc.	16,824	1,084,307
Equity Residential	36,272	2,463,957
Essex Property Trust, Inc.	5,930	1,729,129
Independence Realty Trust, Inc.	23,271	388,393
Invitation Homes, Inc.	53,807	1,625,509
Mid-America Apartment Communities, Inc.	10,712	1,488,325
NexPoint Residential Trust, Inc.	2,313	64,579
Sun Communities, Inc.	11,092	1,330,042
UDR, Inc.	30,795	1,229,336
UMH Properties, Inc.	7,288	110,340
		16,178,306

Retail REITs — 17.9%
Acadia Realty Trust	12,887	269,467
Agree Realty Corp.	11,131	843,062
Alexander’s, Inc.	87	23,974
Brixmor Property Group, Inc.	31,516	993,700
CBL & Associates Properties, Inc.	1,387	73,636
Curbline Properties Corp.	9,588	291,475
Federal Realty Investment Trust	8,296	1,024,058
FrontView REIT, Inc.	1,158	23,426
Getty Realty Corp.	5,433	181,245
InvenTrust Properties Corp.	8,476	300,050
Kimco Realty Corp.	68,155	1,727,729
Kite Realty Group Trust	20,516	582,244
Macerich Co. (The)	27,610	695,496
NETSTREIT Corp. @	8,981	189,769

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Retail REITs (Continued)
NNN REIT, Inc.	19,387	$902,077
Phillips Edison & Co., Inc.	12,315	512,550
Realty Income Corp.	88,852	5,505,270
Regency Centers Corp.	17,440	1,390,666
Saul Centers, Inc.	1,365	51,037
Simon Property Group, Inc.	28,708	6,420,544
Tanger, Inc.	10,913	430,736
Urban Edge Properties	12,150	277,992
Whitestone REIT	4,776	90,553
		22,800,756
Specialized REITs — 32.9%
American Tower Corp.	34,884	5,705,976
Crown Castle, Inc.	42,177	3,194,064
CubeSmart	20,841	828,847
Digital Realty Trust, Inc.	28,476	5,113,720
EPR Properties	7,659	444,299
Equinix, Inc.	6,269	6,534,743
Extra Space Storage, Inc.	19,765	2,871,855
Four Corners Property Trust, Inc.	10,899	267,570
Gaming & Leisure Properties, Inc.	27,314	1,216,292
Global Self Storage, Inc.	995	5,214
Iron Mountain, Inc.	29,901	3,776,795
Lamar Advertising Co., Class A	8,593	1,340,336
National Storage Affiliates Trust	7,272	323,386
Outfront Media, Inc.	15,521	508,468
Public Storage	15,761	5,016,884
SBA Communications Corp.	10,655	1,880,181
VICI Properties, Inc.	103,544	2,749,093
		41,777,723
TOTAL COMMON STOCKS (Identified Cost $68,273,308)		125,799,608

SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 0.8%
State Street Institutional U.S. Government Money Market Fund 3.330%	1,039,153	1,039,153

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.660%	234,736	234,736

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,273,889)		1,273,889

Total Investments — 100.0% (Identified Cost $69,547,197)		127,073,497
Liabilities in excess of Cash and Other Assets — 0.0%		(27,730)

Net Assets — 100.0%		$127,045,767

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2026, the fair value of the securities on loan was $630,153.
*	Non-income producing security

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2026

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	102,923	$1,561,343
SA Global Fixed Income Fund €	395,989	3,504,506
SA International Value Fund €	242,797	4,661,707
SA Real Estate Securities Fund €	56,310	707,251
SA U.S. Core Market Fund €	87,371	3,984,112
SA U.S. Fixed Income Fund €	363,436	3,481,716
SA U.S. Small Company Fund €	42,453	1,629,782
SA U.S. Value Fund €	136,952	4,000,374
		23,530,791
TOTAL MUTUAL FUNDS (Identified Cost $17,006,499)		23,530,791

Total Investments — 100.0% (Identified Cost $17,006,499)		23,530,791
Liabilities in excess of Cash and Other Assets — 0.0%		(11,629)

Net Assets — 100.0%		$23,519,162

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2026

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$443,722,308	$547,579,499	$744,986,556
Investments in affiliated securities, at value	—	—	—
Cash	—	7,810	1,398,422
Foreign currency, at value	—	184,650	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	3,421,487	3,454,275	297,896
Receivable for fund shares sold	852,000	974,915	308,056
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	2,824,974	—
Receivable from the Adviser (Note 2)	4,768	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	19,074	19,147	19,133
Other assets	—	—	832
Total Assets	448,019,637	555,045,270	747,010,895

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	354,308	405,109	294,176
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	6,008,000	143,941
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	467,895	—
Advisory fee payable (Note 2)	55,514	112,779	250,081
Sub-Advisory fee payable (Note 2)	11,103	13,534	18,275
Sub-Administration fee payable (Note 2)	30,125	33,275	45,338
Custody and accounting fees payable	31,863	50,396	53,220
Shareholder servicing fee payable (Note 2)	55,514	67,668	91,377
Transfer agent fee payable	9,106	9,840	11,659
Professional fees payable	35,051	48,504	30,009
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	19,248	27,957	26,619
Total Liabilities	601,832	7,244,957	964,695
NET ASSETS	$447,417,805	$547,800,313	$746,046,200

NET ASSETS CONSIST OF:
Paid-in capital	$477,572,957	$605,045,018	$102,774,893
Total distributable earnings (loss)(2)	(30,155,152)	(57,244,705)	643,271,307
NET ASSETS	$447,417,805	$547,800,313	$746,046,200
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	46,683,326	61,867,982	16,361,417
Net asset value per share	$9.58	$8.85	$45.60
Identified cost of unaffiliated investments	$444,136,912	$546,791,137	$103,634,843
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$183,925	$—
(1) Including securities on loan, at value (see Note 1)	$—	$5,718,038	$716,639
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$636,144,710	$359,837,369	$627,947,352	$281,530,356	$249,613,840	$127,073,497	$—
—	—	—	—	—	—	23,530,791
1,036,518	449,036	—	—	—	141,688	—
—	—	823,649	—	617,820	—	—
—	7,294	3,103,228	253,000	407,149	111,498	2,430
433,614	146,001	849,684	—	884,457	556,010	—
303,652	182,473	305,808	169,285	166,239	101,861	—
—	—	—	—	—	—	—
—	—	—	—	46,455	8,211	20,710
—	—	3,329,424	—	40,888	—	—
20,016	17,913	18,315	17,662	19,672	16,394	21,562
—	—	—	—	—	7,427	—
637,938,510	360,640,086	636,377,460	281,970,303	251,796,520	128,016,586	23,575,493

—	—	183,257	—	71,396	527,768	—
536,440	257,323	359,914	94,721	109,323	64,249	2,430
—	—	1,205,951	252,750	1,546,726	—	—
58,850	1,986,879	13,503,480	—	905,937	234,736	—
—	—	—	—	—	—	—
209,588	114,090	233,322	59,117	94,514	36,471	—
52,397	57,045	103,699	—	75,611	10,420	—
38,223	20,136	34,735	22,322	—	10,021	1,582
35,803	43,474	83,597	8,559	175,767	19,168	12,136
78,595	42,784	77,774	35,470	31,505	15,630	—
10,927	10,655	11,108	10,387	9,685	9,466	280
30,009	31,615	53,115	29,965	126,814	32,509	27,940
—	—	—	—	2,257,734	—	—
26,135	15,536	54,309	12,104	62,406	10,381	11,963
1,076,967	2,579,537	15,904,261	525,395	5,467,418	970,819	56,331
$636,861,543	$358,060,549	$620,473,199	$281,444,908	$246,329,102	$127,045,767	$23,519,162

$302,501,192	$141,398,968	$330,475,765	$109,707,806	$149,312,338	$69,900,612	$16,132,064
334,360,351	216,661,581	289,997,434	171,737,102	97,016,764	57,145,155	7,387,098
$636,861,543	$358,060,549	$620,473,199	$281,444,908	$246,329,102	$127,045,767	$23,519,162
21,806,415	9,326,120	32,318,832	10,414,320	16,235,502	10,118,692	1,682,282
$29.21	$38.39	$19.20	$27.02	$15.17	$12.56	$13.98
$317,286,864	$140,500,179	$351,409,806	$103,188,208	$150,203,888	$69,547,197	$—
$—	$—	$—	$—	$—	$—	$17,006,499
$—	$—	$827,947	$—	$617,310	$—	$—
$57,375	$7,422,291	$40,903,191	$—	$5,335,748	$630,153	$—
$—	$—	$—	$—	$2,257,734	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2026

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$8,404,283
Affiliated dividends	—	—	—
Interest(1)	20,730,685	22,501,375	46,706
Other income	—	21	5,804
Taxes withheld	—	—	(1,326)
Total Income	20,730,685	22,501,396	8,455,467
Expenses:
Advisory fees (Note 2)	678,871	1,363,757	2,817,293
Shareholder Servicing fees (Note 2)	678,871	818,254	1,056,485
Sub-Advisory fees (Note 2)	135,774	163,651	202,002
Sub-Administration fees (Note 2)	86,276	101,179	127,297
Trustees’ fees and expenses (Note 2)	42,315	42,315	42,315
Custody and accounting fees	64,396	103,688	104,855
Transfer agent fees	62,978	66,728	82,907
Professional fees *	56,530	59,886	56,252
Registration fees	38,223	40,341	39,731
Shareholders report printing expenses	33,964	22,787	35,747
Insurance expenses	—	—	—
Other expenses **	22,588	27,703	90,867
Total expenses before waivers and reimbursements:	1,900,786	2,810,289	4,655,751
Less: Fee waiver by the Adviser (Note 2)	(90,463)	—	(11,761)
Net expenses	1,810,323	2,810,289	4,643,990
Net investment income	18,920,362	19,691,107	3,811,477
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	1,297,345	1,378,585	47,992,105
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	1,082,759	—
Foreign currency transactions	—	(19,169)	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(3,725,301)	(12,294,332)	83,097,354
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	11,320,699	—
Foreign currency transactions	—	(126,232)	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	(2,427,956)	1,342,310	131,089,459
Net increase in net assets resulting from operations	$16,492,406	$21,033,417	$134,900,936
(1) Interest income includes security lending income of:	$—	$34,469	$3,717
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of decrease of deferred capital gain country tax accrual of:	$—	$—	$—

*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

**	Other expenses include, but are not limited to, fees associated with insurance, printing services and ReFlow.

^	For the year ended June 30, 2026, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $48,717,548, $45,691,851, $20,511,825, $43,453,529, and $6,932,118 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $44,939,302, $37,221,094 $18,247,915, $25,977,866, and $5,044,920, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$11,744,918	$4,202,960	$22,442,049	$8,680,096	$6,964,807	$4,012,713	$—
—	—	—	—	—	—	586,459
41,972	51,448	261,326	—	81,330	14,118	—
13,276	9,719	53	—	23	—	—
(6,107)	(4,693)	(2,201,151)	—	(983,353)	—	—
11,794,059	4,259,434	20,502,277	8,680,096	6,062,807	4,026,831	586,459

2,301,736	1,279,590	2,772,850	705,786	1,014,983	419,597	—
863,151	479,846	924,283	423,471	338,328	179,827	—
575,434	639,795	1,232,378	—	811,987	119,885	—
104,622	62,839	116,246	57,839	46,751	31,437	8,290
42,315	42,315	42,315	42,315	42,315	42,315	42,315
71,186	85,060	177,489	30,135	315,225	38,905	24,234
77,006	75,020	78,058	72,695	68,477	65,979	2,940
56,252	56,265	57,142	56,050	98,022	58,752	55,549
38,279	35,110	38,417	34,765	29,916	27,974	32,281
35,361	33,518	36,087	32,741	32,625	30,056	12,816
—	—	—	—	—	—	7,934
82,919	52,042	128,434	23,445	140,904	30,100	10,846
4,248,261	2,841,400	5,603,699	1,479,242	2,939,533	1,044,827	197,205
—	—	—	—	(593,794)	(132,311)	(197,205)
4,248,261	2,841,400	5,603,699	1,479,242	2,345,739	912,516	—
7,545,798	1,418,034	14,898,578	7,200,854	3,717,068	3,114,315	586,459

63,559,014	18,788,038	47,031,342	15,665,151	14,314,375	4,767,271	—
—	—	—	—	—	—	899,206
—	—	229	—	5,755	—	—
—	—	(34,207)	—	(68,949)	—	—
—	—	—	—	—	—	201,494

95,498,958	69,013,422	94,033,866	22,176,350	55,940,483	7,927,362	—
—	—	—	—	—	—	2,591,780
—	—	—	—	—	—	—
—	—	(195,829)	—	(12,760)	—	—
159,057,972	87,801,460	140,835,401	37,841,501	70,178,904	12,694,633	3,692,480
$166,603,770	$89,219,494	$155,733,979	$45,042,355	$73,895,972	$15,808,948	$4,278,939
$2,020	$30,427	$239,114	$—	$70,960	$1,910	$—
$—	$—	$—	$—	$546,069	$—	$—
$—	$—	$—	$—	$(482,035)	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$18,920,362	$20,790,151
Net realized gain on investments and foreign currency transactions	1,297,345	1,705,730
Net increase (decrease) in unrealized appreciation (depreciation)	(3,725,301)	4,656,750
Net increase (decrease) in net assets from operations	16,492,406	27,152,631
Distributions to shareholders:	(18,826,404)	(20,812,291)

Capital share transactions
Proceeds from sale of shares	62,205,159	56,140,618
Value of distributions reinvested	18,528,659	20,611,018
Cost of shares redeemed	(83,513,761)	(98,100,688)
Total capital share transactions	(2,779,943)	(21,349,052)
Total increase (decrease) in net assets	(5,113,941)	(15,008,712)

NET ASSETS
Beginning of year	$452,531,746	$467,540,458
End of year	$447,417,805	$452,531,746

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,420,574	5,849,368
Shares issued for distributions reinvested	1,923,036	2,152,226
Shares redeemed	(8,625,009)	(10,197,270)
Net increase (decrease) in fund shares	(281,399)	(2,195,676)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025

$19,691,107	$22,612,660	$3,811,477	$4,353,464
2,442,175	1,015,138	47,992,105	80,819,140
(1,099,865)	8,380,254	83,097,354	(1,870,516)
21,033,417	32,008,052	134,900,936	83,302,088
(25,527,266)	(26,273,786)	(4,637,690)	(4,719,534)

81,685,674	51,026,458	101,918,261	124,573,213
25,279,113	26,011,346	4,458,019	4,568,228
(97,960,149)	(124,697,528)	(160,230,706)	(226,441,644)
9,004,638	(47,659,724)	(53,854,426)	(97,300,203)
4,510,789	(41,925,458)	76,408,820	(18,717,649)

$543,289,524	$585,214,982	$669,637,380	$688,355,029
$547,800,313	$543,289,524	$746,046,200	$669,637,380

9,270,867	5,769,579	2,443,166	3,508,498
2,888,182	2,967,649	108,388	126,895
(11,104,570)	(14,101,481)	(3,847,692)	(6,373,431)
1,054,479	(5,364,253)	(1,296,138)	(2,738,038)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,545,798	$8,889,859
Net realized gain on investments and foreign currency transactions	63,559,014	48,265,461
Net increase (decrease) in unrealized appreciation (depreciation)	95,498,958	(12,453,851)
Net increase (decrease) in net assets from operations	166,603,770	44,701,469
Distributions to shareholders:	(21,296,472)	(13,673,954)

Capital share transactions
Proceeds from sale of shares	94,749,791	90,630,311
Value of distributions reinvested	20,767,586	13,404,585
Cost of shares redeemed	(148,030,921)	(157,651,926)
Total capital share transactions	(32,513,544)	(53,617,030)
Total increase (decrease) in net assets	112,793,754	(22,589,515)

NET ASSETS
Beginning of year	$524,067,789	$546,657,304
End of year	$636,861,543	$524,067,789

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,671,964	4,073,130
Shares issued for distributions reinvested	851,130	622,600
Shares redeemed	(5,718,246)	(7,089,915)
Net decrease in fund shares	(1,195,152)	(2,394,185)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

$1,418,034	$1,658,946	$14,898,578	$17,573,784
18,788,038	20,372,606	46,997,364	25,208,176
69,013,422	2,220,128	93,838,037	69,693,456
89,219,494	24,251,680	155,733,979	112,475,416
(1,628,037)	(921,691)	(31,778,218)	(18,017,604)

46,575,860	51,383,968	81,405,922	56,764,387
1,584,197	902,470	31,058,819	17,706,429
(73,367,252)	(88,472,801)	(192,952,606)	(137,413,109)
(25,207,195)	(36,186,363)	(80,487,865)	(62,942,293)
62,384,262	(12,856,374)	43,467,896	31,515,519

$295,676,287	$308,532,661	$577,005,303	$545,489,784
$358,060,549	$295,676,287	$620,473,199	$577,005,303

1,405,893	1,784,776	4,413,692	4,116,439
49,214	30,749	1,801,556	1,393,110
(2,212,582)	(3,063,338)	(10,655,333)	(9,813,938)
(757,475)	(1,247,813)	(4,440,085)	(4,304,389)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,200,854	$7,777,932
Net realized gain on investments and foreign currency transactions	15,665,151	9,492,777
Net increase (decrease) in unrealized appreciation (depreciation)	22,176,350	36,122,872
Net increase (decrease) in net assets from operations	45,042,355	53,393,581
Distributions to shareholders:	(15,842,948)	(9,214,208)

Capital share transactions
Proceeds from sale of shares	15,862,146	15,417,654
Value of distributions reinvested	15,557,195	9,084,724
Cost of shares redeemed	(50,718,597)	(47,003,271)
Total capital share transactions	(19,299,256)	(22,500,893)
Total increase (decrease) in net assets	9,900,151	21,678,480

NET ASSETS
Beginning of year	$271,544,757	$249,866,277
End of year	$281,444,908	$271,544,757

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	606,107	728,036
Shares issued for distributions reinvested	621,294	461,388
Shares redeemed	(1,940,227)	(2,189,324)
Net decrease in fund shares	(712,826)	(999,900)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

$3,717,068	$5,733,539	$3,114,315	$3,094,749
14,251,181	3,736,529	4,767,271	9,435,267
55,927,723	9,679,310	7,927,362	(2,098,657)
73,895,972	19,149,378	15,808,948	10,431,359
(7,287,979)	(8,149,574)	(3,570,616)	(3,936,900)

18,403,013	20,612,123	22,550,724	22,041,007
7,188,446	8,058,865	3,523,465	3,882,870
(49,462,310)	(43,898,238)	(29,991,473)	(37,691,123)
(23,870,851)	(15,227,250)	(3,917,284)	(11,767,246)
42,737,142	(4,227,446)	8,321,048	(5,272,787)

$203,591,960	$207,819,406	$118,724,719	$123,997,506
$246,329,102	$203,591,960	$127,045,767	$118,724,719

1,429,423	1,958,110	1,931,400	1,893,259
595,070	796,330	322,662	348,552
(3,741,007)	(4,189,209)	(2,566,114)	(3,243,302)
(1,716,514)	(1,434,769)	(312,052)	(1,001,491)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$586,459	$606,056
Net realized gain on investments and foreign currency transactions	1,100,700	750,094
Net increase (decrease) in unrealized appreciation (depreciation)	2,591,780	1,002,505
Net increase (decrease) in net assets from operations	4,278,939	2,358,655
Distributions to shareholders	(1,273,286)	(1,336,819)

Capital share transactions
Proceeds from sale of shares	1,956,931	1,829,917
Value of distributions reinvested	1,267,115	1,331,288
Cost of shares redeemed	(3,859,242)	(4,956,668)
Total capital share transactions	(635,196)	(1,795,463)
Total increase (decrease) in net assets	2,370,457	(773,627)

NET ASSETS
Beginning of year	$21,148,705	$21,922,332
End of year	$23,519,162	$21,148,705

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	151,461	153,517
Shares issued for distributions reinvested	99,773	116,985
Shares redeemed	(294,603)	(418,113)
Net decrease in fund shares	(43,369)	(147,611)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$9.64		$9.51		$9.46		$9.54		$10.12

Income from investment operations:
Net investment income(1)	0.40		0.42		0.44		0.23		0.01
Net realized and unrealized gain (loss) on investments	(0.05)		0.14		0.05		(0.08)		(0.58)
Total from investment operations	0.35		0.56		0.49		0.15		(0.57)

Less distributions from:
Net investment income	(0.41)		(0.43)		(0.44)		(0.23)		(0.01)

Net asset value, end of period	$9.58		$9.64		$9.51		$9.46		$9.54

Total return	3.62%		6.01%		5.27%		1.65%		(5.63)%
Net assets, end of period (000s)	$447,418		$452,532		$467,540		$406,534		$52,715
Ratio of net expenses to average net assets	0.40%		0.40%		0.40%		0.41%		0.63%
Ratio of gross expenses to average net assets	0.42	%(2)	0.42	%(2)	0.42	%(2)	0.44	%(2)	0.63%
Ratio of net investment income to average net assets	4.18%		4.42%		4.57%		2.46%		0.10%
Portfolio turnover rate	51%		69%		154%		29%		203%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.93	$8.84	$8.52	$8.71	$9.44

Income from investment operations:
Net investment income(1)	0.32	0.35	0.36	0.17	0.03
Net realized and unrealized gain (loss) on investments	0.02	0.14	0.08	(0.08)	(0.74)
Total from investment operations	0.34	0.49	0.44	0.09	(0.71)

Less distributions from:
Net investment income	(0.42)	(0.40)	(0.12)	(0.28)	(0.02)

Net asset value, end of period	$8.85	$8.93	$8.84	$8.52	$8.71

Total return	3.93%	5.67%	5.19%	1.06%	(7.50)%
Net assets, end of period (000s)	$547,800	$543,290	$585,215	$673,458	$80,670
Ratio of net expenses to average net assets	0.52%	0.51%	0.52%	0.52%	0.71%
Ratio of gross expenses to average net assets	0.52%	0.51%	0.52%	0.52%	0.71%
Ratio of net investment income to average net assets	3.61%	3.91%	4.10%	2.01%	0.37%
Portfolio turnover rate	32%	77%	182%	97%	103%

(1)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$37.92		$33.75		$27.61		$24.52		$30.22

Income from investment operations:
Net investment income(1)	0.22		0.23		0.24		0.24		0.14
Net realized and unrealized gain (loss) on investments	7.74		4.19		6.15		4.23		(3.46)
Total from investment operations	7.96		4.42		6.39		4.47		(3.32)

Less distributions from:
Net investment income	(0.23)		(0.25)		(0.25)		(0.22)		(0.11)
Capital gains	(0.05)		—		—		(1.16)		(2.27)
Total distributions	(0.28)		(0.25)		(0.25)		(1.38)		(2.38)

Net asset value, end of period	$45.60		$37.92		$33.75		$27.61		$24.52

Total return	21.06%		13.13%		23.29%		19.19%		(12.44)%
Net assets, end of period (000s)	$746,046		$669,637		$688,355		$640,876		$77,555
Ratio of net expenses to average net assets	0.66	%(2)	0.67	%(2)	0.67	%(2)	0.68	%(2)	0.86%
Ratio of gross expenses to average net assets	0.66	%(3)(4)	0.67	%(3)(4)	0.68	%(3)(4)	0.69	%(3)(4)	0.86%
Ratio of net investment income to average net assets	0.54%		0.64%		0.81%		0.94%		0.48%
Portfolio turnover rate	1%		1%		1%		3%		9%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.65%

Year ended June 30, 2025 0.65%

Year ended June 30, 2024 0.65%

Year ended June 30, 2023 0.66%

(3)	Gross expenses before waivers of expenses.
(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.65%

Year ended June 30, 2025 0.65%

Year ended June 30, 2024 0.66%

Year ended June 30, 2023 0.68%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$22.78		$21.53		$18.88		$18.28		$20.71

Income from investment operations:
Net investment income(1)	0.33		0.36		0.33		0.32		0.26
Net realized and unrealized gain (loss) on investments	7.05		1.45		2.66		1.67		(1.80)
Total from investment operations	7.38		1.81		2.99		1.99		(1.54)

Less distributions from:
Net investment income	(0.37)		(0.36)		(0.34)		(0.33)		(0.22)
Capital gains	(0.58)		(0.20)		—		(1.06)		(0.67)
Total distributions	(0.95)		(0.56)		(0.34)		(1.39)		(0.89)

Net asset value, end of period	$29.21		$22.78		$21.53		$18.88		$18.28

Total return	33.24%		8.58%		15.96%		11.31%		(7.88)%
Net assets, end of period (000s)	$636,862		$524,068		$546,657		$520,198		$59,594
Ratio of net expenses to average net assets	0.74	%(2)	0.74	%(2)	0.74	%(2)	0.77	%(2)	0.94%
Ratio of gross expenses to average net assets	0.74	%(3)	0.74	%(3)	0.74	%(3)	0.77	%(3)	0.94%
Ratio of net investment income to average net assets	1.31%		1.63%		1.66%		1.72%		1.26%
Portfolio turnover rate	14%		11%		6%		5%		10%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.73%

Year ended June 30, 2025 0.73%

Year ended June 30, 2024 0.73%

Year ended June 30, 2023 0.75%

(3)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.73%

Year ended June 30, 2025 0.73%

Year ended June 30, 2024 0.73%

Year ended June 30, 2023 0.75%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$29.32		$27.23		$25.33		$22.68		$33.74

Income from investment operations:
Net investment income(1)	0.15		0.15		0.14		0.15		0.09
Net realized and unrealized gain (loss) on investments	9.09		2.03		2.72		3.25		(4.02)
Total from investment operations	9.24		2.18		2.86		3.40		(3.93)

Less distributions from:
Net investment income	(0.17)		(0.09)		(0.14)		(0.12)		(0.07)
Capital gains	—		—		(0.82)		(0.63)		(7.06)
Total distributions	(0.17)		(0.09)		(0.96)		(0.75)		(7.13)

Net asset value, end of period	$38.39		$29.32		$27.23		$25.33		$22.68

Total return	31.62%		7.99%		11.43%		15.29%		(15.24)%
Net assets, end of period (000s)	$358,061		$295,676		$308,533		$305,600		$34,945
Ratio of net expenses to average net assets	0.89	%(2)	0.89	%(2)	0.89	%(2)	0.91	%(2)	1.09%
Ratio of gross expenses to average net assets	0.89	%(4)	0.89	%(4)	0.89	%(3)(4)	0.91	%(3)(4)	1.09%
Ratio of net investment income to average net assets	0.44%		0.54%		0.55%		0.60%		0.31%
Portfolio turnover rate	14%		3%		7%		8%		7%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.88%

Year ended June 30, 2025 0.88%

Year ended June 30, 2024 0.88%

Year ended June 30, 2023 0.90%.

(3)	Gross expenses before waivers of expenses.
(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.88%

Year ended June 30, 2025 0.88%

Year ended June 30, 2024 0.88%

Year ended June 30, 2023 0.90%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$15.70		$13.28		$12.21		$10.86		$12.25

Income from investment operations:
Net investment income(1)	0.43		0.44		0.41		0.41		0.41
Net realized and unrealized gain (loss) on investments	4.01		2.44		1.10		1.39		(1.43)
Total from investment operations	4.44		2.88		1.51		1.80		(1.02)

Less distributions from:
Net investment income	(0.53)		(0.46)		(0.44)		(0.45)		(0.37)
Capital gains	(0.41)		—		—		—		—
Total distributions	(0.94)		(0.46)		(0.44)		(0.45)		(0.37)

Net asset value, end of period	$19.20		$15.70		$13.28		$12.21		$10.86

Total return	28.93%		22.47%		12.57%		17.05%		(8.57)%
Net assets, end of period (000s)	$620,473		$577,005		$545,490		$545,424		$56,827
Ratio of net expenses to average net assets	0.91	%(2)	0.91	%(2)	0.90	%(2)	0.91	%(2)	1.11%
Ratio of gross expenses to average net assets	0.91	%(4)	0.91	%(4)	0.91	%(3)(4)	0.93	%(3)(4)	1.11%
Ratio of net investment income to average net assets	2.42%		3.19%		3.20%		3.63%		3.36%
Portfolio turnover rate	4%		9%		12%		11%		12%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.90%

Year ended June 30, 2025 0.90%

Year ended June 30, 2024 0.90%

Year ended June 30, 2023 0.91%

(3)	Gross expenses before waivers of expenses.
(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.90%

Year ended June 30, 2025 0.90%

Year ended June 30, 2024 0.91%

Year ended June 30, 2023 0.92%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of period	$24.40	$20.60	$19.38	$18.39		$24.44

Income from investment operations:
Net investment income(1)	0.67	0.66	0.47	0.45		0.44
Net realized and unrealized gain (loss) on investments	3.46	3.93	1.41	1.64		(5.16)
Total from investment operations	4.13	4.59	1.88	2.09		(4.72)

Less distributions from:
Net investment income	(0.73)	(0.59)	(0.51)	(0.33)		(0.57)
Capital gains	(0.78)	(0.20)	(0.15)	(0.77)		(0.76)
Total distributions	(1.51)	(0.79)	(0.66)	(1.10)		(1.33)

Net asset value, end of period	$27.02	$24.40	$20.60	$19.38		$18.39

Total return	17.41%	23.19%	9.86%	11.85%		(20.33)%
Net assets, end of period (000s)	$281,445	$271,545	$249,866	$246,791		$26,761
Ratio of net expenses to average net assets†	0.52%	0.53%	0.52%	0.55%		0.74%
Ratio of gross expenses to average net assets†	0.52%	0.53%	0.52%	0.55	%(2)	0.74%
Ratio of net investment income to average net assets†(3)	2.55%	3.08%	2.39%	2.43%		1.92%
Portfolio turnover rate(4)	5%	4%	4%	7%		8%

†	The DFA International Small Company Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.34	$10.72	$9.56	$9.20	$11.15

Income from investment operations:
Net investment income(1)	0.21	0.30	0.27	0.35	0.32
Net realized and unrealized gain (loss) on investments	4.05	0.76	1.29	0.32	(1.97)
Total from investment operations	4.26	1.06	1.56	0.67	(1.65)

Less distributions from:
Net investment income	(0.43)	(0.44)	(0.40)	(0.31)	(0.30)

Net asset value, end of period	$15.17	$11.34	$10.72	$9.56	$9.20

Total return	38.50%	10.33%	16.83%	7.72%	(15.07)%
Net assets, end of period (000s)	$246,329	$203,592	$207,819	$190,083	$17,439
Ratio of net expenses to average net assets	1.04%	1.04%	1.04%	1.05%	1.24%
Ratio of gross expenses to average net assets(2)	1.30%	1.34%	1.34%	1.34%	1.54%
Ratio of net investment income to average net assets	1.65%	2.87%	2.75%	3.82%	3.05%
Portfolio turnover rate	10%	17%	13%	12%	19%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
	2026		2025		2024		2023		2022
Net asset value, beginning of period	$11.38		$10.85		$10.59		$12.00		$13.95

Income from investment operations:
Net investment income(1)	0.30		0.28		0.29		0.29		0.15
Net realized and unrealized gain (loss) on investments	1.23		0.61		0.31		(0.91)		(0.85)
Total from investment operations	1.53		0.89		0.60		(0.62)		(0.70)

Less distributions from:
Net investment income	(0.27)		(0.32)		(0.30)		(0.19)		(0.13)
Capital gains	(0.08)		(0.04)		(0.04)		(0.60)		(1.12)
Total distributions	(0.35)		(0.36)		(0.34)		(0.79)		(1.25)

Net asset value, end of period	$12.56		$11.38		$10.85		$10.59		$12.00

Total return	13.93%		8.29%		5.61%		(4.95)%		(6.51)%
Net assets, end of period (000s)	$127,046		$118,725		$123,998		$125,155		$15,527
Ratio of net expenses to average net assets	0.76	%(2)	0.77	%(2)	0.76	%(2)	0.77	%(2)	0.95%
Ratio of gross expenses to average net assets(3)	0.87	%(4)	0.86	%(4)	0.86	%(4)	0.87	%(4)	1.02%
Ratio of net investment income to average net assets	2.60	%(4)	2.41%		2.73%		2.67%		1.04%
Portfolio turnover rate	9%		5%		2%		2%		2%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.75%

Year ended June 30, 2025 0.75%

Year ended June 30, 2024 0.75%

Year ended June 30, 2023 0.76%

(3)	Gross expenses before waivers of expenses.
(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee for each of the last four fiscal years were as follows:

Year ended June 30, 2026 0.86%

Year ended June 30, 2025 0.84%

Year ended June 30, 2024 0.85%

Year ended June 30, 2023 0.86%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$12.26	$11.70	$10.80	$10.59	$12.16

Income from investment operations:
Net investment income(1)	0.34	0.33	0.26	0.26	0.16
Net realized and unrealized gain (loss) on investments	2.13	0.98	1.11	0.79	(1.19)
Total from investment operations	2.47	1.31	1.37	1.05	(1.03)

Less distributions from:
Net investment income	(0.34)	(0.38)	(0.21)	(0.27)	(0.16)
Capital gains	(0.41)	(0.37)	(0.26)	(0.57)	(0.38)
Total distributions	(0.75)	(0.75)	(0.47)	(0.84)	(0.54)

Net asset value, end of period	$13.98	$12.26	$11.70	$10.80	$10.59

Total return	20.79%	11.69%	12.87%	10.57%	(8.97)%
Net assets, end of period (000s)	$23,519	$21,149	$21,922	$22,269	$23,172
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.87%	0.88%	0.86%	0.78%	0.67%
Ratio of net investment income to average net assets(2)(4)	2.58%	2.79%	2.31%	2.46%	1.38%
Portfolio turnover rate	11%	9%	11%	115%	25%

(1)	Calculated based on average shares outstanding during the year.
(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2026, the SA International Small Company Fund held approximately 1.80% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. Financial statements and other information about the DFA International Small Company Portfolio are available at https://www.dimensional.com.

The SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Focus Advisor Solutions, LLC (formerly, Focus Partners Advisor Solutions, LLC) (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board. The Board has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

The tables below provide a summary of the inputs as of June 30, 2026, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of June 30, 2026
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$61,174,052	$—		$61,174,052
Corporate Bonds and Notes	—	247,597,756	—		247,597,756
U.S. Government & Agency Obligations	—	132,658,552	—		132,658,552
Short-Term Investments	2,291,948	—	—		2,291,948
Total Investments	$2,291,948	$441,430,360	$—		$443,722,308
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$538,563,440	$—		$538,563,440
Short-Term Investments	9,016,059	—	—		9,016,059
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	2,824,974	—		2,824,974
Total Investments	$9,016,059	$541,388,414	$—		$550,404,473
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(467,895)	$—		$(467,895)
SA U.S. Core Market Fund
Assets
Common Stocks	$708,884,693	$—	$0	†	$708,884,693
Mutual Funds	35,453,280	—	—		35,453,280
Short-Term Investments	648,583	—	—		648,583
Total Investments	$744,986,556	$—	$0		$744,986,556
SA U.S. Value Fund
Assets
Common Stocks	$633,103,400	$—	$—		$633,103,400
Short-Term Investments	3,041,310	—	—		3,041,310
Total Investments	$636,144,710	$—	$—		$636,144,710
SA U.S. Small Company Fund
Assets
Common Stocks	$357,671,624	$—	$12,956	†	$357,684,580
Preferred Stocks	26,917	—	—		26,917
Rights and Warrants	693	—	—		693
Short-Term Investments	2,125,179	—	—		2,125,179
Total Investments	$359,824,413	$—	$12,956		$359,837,369

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of June 30, 2026
SA International Value Fund
Assets
Common Stocks	$611,768,315	$—	$—		$611,768,315
Preferred Stocks	2,675,557	—	—		2,675,557
Short-Term Investments	13,503,480	—	—		13,503,480
Total Investments	$627,947,352	$—	$—		$627,947,352
SA International Small Company Fund
Assets
Short-Term Investments	$281,530,356	$—	$—		$281,530,356
Total Investments	$281,530,356	$—	$—		$281,530,356
SA Emerging Markets Value Fund
Assets
Common Stocks	$246,571,446	$59,712	$57,780	†	$246,688,938
Preferred Stocks	2,012,856	—	—		2,012,856
Rights and Warrants	—	6,109	—		6,109
Short-Term Investments	905,937	—	—		905,937
Total Investments	$249,490,239	$65,821	$57,780		$249,613,840
SA Real Estate Securities Fund
Assets
Common Stocks	$125,799,608	$—	$—		$125,799,608
Short-Term Investments	1,273,889	—	—		1,273,889
Total Investments	$127,073,497	$—	$—		$127,073,497
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$23,530,791	$—	$—		$23,530,791
Total Investments	$23,530,791	$—	$—		$23,530,791

† Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2026, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$5,718,038	$6,008,000	$—	$6,008,000
SA U.S. Core Market Fund	716,639	143,941	592,774	736,715
SA U.S. Value Fund	57,375	58,850	—	58,850
SA U.S. Small Company Fund	7,422,291	1,986,879	5,699,391	7,686,270
SA International Value Fund	40,903,191	13,503,480	29,497,440	43,000,920
SA Emerging Markets Value Fund	5,335,748	905,937	4,698,072	5,604,009
SA Real Estate Securities Fund	630,153	234,736	428,164	662,900

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of June 30, 2026
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$6,008,000	$—	$—	$—	$6,008,000
Total Borrowings	$6,008,000	$—	$—	$—	$6,008,000
Gross amount of recognized liabilities for securities lending transactions					$6,008,000
SA U.S. Core Market Fund
Government Money Market	$143,941	$—	$—	$—	$143,941
Total Borrowings	$143,941	$—	$—	$—	$143,941
Gross amount of recognized liabilities for securities lending transactions					$143,941
SA U.S. Value Fund
Government Money Market	$58,850	$—	$—	$—	$58,850
Total Borrowings	$58,850	$—	$—	$—	$58,850
Gross amount of recognized liabilities for securities lending transactions					$58,850
SA U.S. Small Company Fund
Government Money Market	$1,986,879	$—	$—	$—	$1,986,879
Total Borrowings	$1,986,879	$—	$—	$—	$1,986,879
Gross amount of recognized liabilities for securities lending transactions					$1,986,879
SA International Value Fund
Government Money Market	$13,503,480	$—	$—	$—	$13,503,480
Total Borrowings	$13,503,480	$—	$—	$—	$13,503,480
Gross amount of recognized liabilities for securities lending transactions					$13,503,480
SA Emerging Markets Value Fund
Government Money Market	$905,937	$—	$—	$—	$905,937
Total Borrowings	$905,937	$—	$—	$—	$905,937
Gross amount of recognized liabilities for securities lending transactions					$905,937
SA Real Estate Securities Fund
Government Money Market	$234,736	$—	$—	$—	$234,736
Total Borrowings	$234,736	$—	$—	$—	$234,736
Gross amount of recognized liabilities for securities lending transactions					$234,736

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at June 30, 2026, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$2,824,974	$467,895	$1,082,759	$11,320,699

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.

(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2026:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$2,824,974	$(467,895)	$—	$2,357,079

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2026:

Counterparty	Gross Amount of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
State Street Bank and Trust Co.	$(467,895)	$467,895	$—	$—

For the year ended June 30, 2026, the average monthly notional amount of SA Global Fixed Income Fund’s forward foreign currency exchange contracts was $318,708,746.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

The SA Real Estate Securities Fund characterizes distributions received from REIT (Real Estate Investment Trust) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2026, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2026, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $2,199,655 and $58,079, respectively.

The SA Emerging Markets Value Fund’s investments in Chinese issuers, including China A-shares where applicable, may be subject to the People’s Republic of China (“PRC”) taxes, including withholding taxes and other taxes imposed under evolving PRC tax rules. Uncertainties in the PRC tax rules governing the taxation of income and gains from such investments could result in unexpected tax liabilities for the Fund, which may reduce Fund returns.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2026, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2023-2025), or expected to be taken in the Funds’ 2026 tax returns.

As of June 30, 2026, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(26,352,010)	$(3,476,229)
SA Global Fixed Income Fund	(30,381,238)	(34,954,791)
SA U.S. Small Company Fund	—	(3,104,115)

The federal income tax character of distributions paid to shareholders during the fiscal year ended June 30, 2026 and 2025 were as follows:

	2026		2025
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
SA U.S. Fixed Income Fund	$18,826,404	$—	$20,812,291	$—
SA Global Fixed Income Fund	25,527,266	—	26,273,786	—
SA U.S. Core Market Fund	3,876,166	761,524	4,719,534	—
SA U.S. Value Fund	8,278,940	13,017,532	10,953,436	2,720,518
SA U.S. Small Company Fund	1,628,037	—	921,691	—
SA International Value Fund	18,351,405	13,426,813	18,017,604	—
SA International Small Company Fund	7,637,801	8,205,147	6,873,969	2,340,239
SA Emerging Markets Value Fund	7,287,979	—	8,149,574	—
SA Real Estate Securities Fund	2,710,643	859,973	3,652,202	284,698
SA Worldwide Moderate Growth Fund	589,028	684,258	675,196	661,623

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

As of June 30, 2026, the components of distributable earnings on a federal income tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Late Year Ordinary Loss	Capital Loss Carryforward
SA U.S. Fixed Income Fund	$116,027	$—	$(442,940)	$—	$(29,828,239)
SA Global Fixed Income Fund	11,741,675	—	785,203	—	(65,336,029)
SA U.S. Core Market Fund	1,960,695	—	641,310,612	—	—
SA U.S. Value Fund	3,606,167	11,910,190	318,843,994	—	—
SA U.S. Small Company Fund	470,186	—	219,295,510	—	(3,104,115)
SA International Value Fund	10,116,430	3,397,663	276,422,667	—	—
SA International Small Company Fund	2,448,847	10,107,895	159,180,360	—	—
SA Emerging Markets Value Fund	2,108,339	4,326,273	92,841,750	—	—
SA Real Estate Securities Fund	1,432,581	—	56,986,268	(1,273,694)	—
SA Worldwide Moderate Growth Fund	72,404	832,807	6,481,887	—	—

Under current tax law, certain specified losses incurred after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. As of June 30, 2026, the SA Real Estate Securities Fund is deferring post-October capital losses.

During the fiscal year ended, June 30, 2026, the SA Global Fixed Income Fund had book-to-tax differences of $(4,435,554), primarily related to straddle loss deferrals and marked-to-market and unrealized appreciation (depreciation) on foreign currency. The SA International Value Fund and SA Emerging Markets Value Fund had book-to-tax differences of $60,674 and $(2,259,598), respectively, which were primarily related to marked-to-market and unrealized appreciation (depreciation) on foreign currency.

During the fiscal year ended June 30, 2026, the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Small Company Fund and the SA Emerging Markets Value Fund utilized $1,296,970, $174,630, $540,235 and $6,832,692 of capital loss carryforward, respectively.

At June 30, 2026, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$444,165,248	$1,526,359	$(1,969,299)	$(442,940)
SA Global Fixed Income Fund	546,794,296	4,373,284	(3,588,081)	785,203
SA U.S. Core Market Fund	103,675,944	641,753,344	(442,732)	641,310,612
SA U.S. Value Fund	317,300,716	333,118,463	(14,274,469)	318,843,994
SA U.S. Small Company Fund	140,541,859	222,304,363	(3,008,853)	219,295,510
SA International Value Fund	351,524,685	283,017,100	(6,594,433)	276,422,667
SA International Small Company Fund	122,349,996	159,180,360	—	159,180,360
SA Emerging Markets Value Fund	156,772,090	112,852,469	(20,010,719)	92,841,750
SA Real Estate Securities Fund	70,087,229	58,544,912	(1,558,644)	56,986,268
SA Worldwide Moderate Growth Fund	17,048,904	6,481,887	—	6,481,887

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2026, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares and realized gains and losses on redemptions in-kind:

	Paid in Capital	Total distributable earnings (loss)
SA U.S. Core Market Fund	$47,223,668	$(47,223,668)
SA U.S. Value Fund	43,467,511	(43,467,511)
SA U.S. Small Company Fund	18,257,179	(18,257,179)
SA International Value Fund	30,907,749	(30,907,749)
SA International Small Company Fund	625,614	(625,614)
SA Emerging Markets Value Fund	660,672	(660,672)
SA Real Estate Securities Fund	5,093,563	(5,093,563)
SA Worldwide Moderate Growth Fund	66,716	(66,716)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

For the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The SA Worldwide Moderate Growth Fund does not have an advisory and administrative fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2028, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

Trustees’ Fees and Expenses — The Trustees of the Trust received an annual retainer fee of $133,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an annual supplemental compensation of $13,300 per year.

Effective January 1, 2026, the Trustees of the Trust receive an annual retainer fee of $140,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2026, the Chairman of the Board receives an annual supplemental compensation of $14,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the year ended June 30, 2026 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$104,651,064	$121,684,752	$137,247,712	$91,129,927
SA Global Fixed Income Fund	28,201,781	145,805,949	30,991,486	140,720,693
SA U.S. Core Market Fund	—	7,716,790	—	13,794,826
SA U.S. Value Fund	—	81,102,812	—	83,367,906
SA U.S. Small Company Fund	—	43,246,350	—	43,532,778
SA International Value Fund	—	24,939,812	—	77,665,775
SA International Small Company Fund	—	13,712,097	—	41,674,000
SA Emerging Markets Value Fund	—	22,108,843	—	47,699,269
SA Real Estate Securities Fund	—	14,642,080	—	11,213,925
SA Worldwide Moderate Growth Fund	—	2,534,984	—	3,652,642

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

During the year ended June 30, 2026, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	1,397,626	$58,574,054	(1,280,236)	$(53,171,631)
SA U.S. Value Fund	2,142,489	56,050,207	(1,899,305)	(49,034,311)
SA U.S. Small Company Fund	769,431	25,759,413	(699,593)	(23,106,137)
SA International Value Fund	2,577,379	48,620,301	(2,414,171)	(45,587,034)
SA Real Estate Securities Fund	922,740	10,860,570	(825,907)	(9,614,798)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2026 (Continued)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the year ended June 30, 2026 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$3,147,593	$597,051	$(239,239)	$1,327	$(25,016)	$3,481,716	363,436	$142,226	$—
SA Global Fixed Income Fund	3,135,097	627,547	(229,580)	(713)	(27,845)	3,504,506	395,989	158,195	—
SA U.S. Core Market Fund	3,570,139	322,201	(613,385)	205,583	499,574	3,984,112	87,371	20,780	4,082
SA U.S. Value Fund	3,567,368	278,646	(810,094)	186,625	777,829	4,000,374	136,952	55,875	87,859
SA U.S. Small Company Fund	1,417,516	100,647	(306,343)	65,948	352,014	1,629,782	42,453	7,900	—
SA International Value Fund	4,279,589	373,398	(917,336)	298,194	627,862	4,661,707	242,797	134,265	104,509
SA Emerging Markets Value Fund	1,420,767	124,665	(442,893)	138,545	320,259	1,561,343	102,923	51,319	—
SA Real Estate Securities Fund	619,394	110,829	(93,772)	3,697	67,103	707,251	56,310	15,899	5,044
Totals	$21,157,463	$2,534,984	$(3,652,642)	$899,206	$2,591,780	$23,530,791		$586,459	$201,494

6. Operating Segments

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. The Trust’s President and Treasurer collectively act as the Funds’ Chief Operating Decision Maker.

7. Recent Accounting Pronouncement

The Funds have adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures including income taxes paid. The adoption of the new standard did not impact the Funds’ financial position or results of operations and did not have a material impact on financial statement disclosures.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund, and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio
August 27, 2026

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Focus Advisor Solutions, LLC

190 Carondelet Plaza

Suite 600

St. Louis, MO 63105

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading “Trustees’ Fees and Expenses.”

Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreement

At a meeting held on June 11, 2026, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements by and between the Trust, with respect to the Funds, and the Adviser; and (2) the Sub-Advisory Agreement by and among the Trust, with respect to the Funds, except with respect to the SA Worldwide Moderate Growth Fund, the Adviser and DFA (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by DFA. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the videoconference meeting of the Board on May 21, 2026 (the “May 21 Videoconference Meeting”) and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 21
Videoconference Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser other than routine examination matters.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received and discussed Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), among other factors, as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2025, as applicable.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund, which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies.

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 3-year, 5-year, and 10-year periods ended December 31, 2025 and in the 2nd quartile for the 1-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. 1-3 Year Composite Government and Corporate Bond Index, for the 1-year, 3-year, and 5-year periods. The Board also took into consideration that the Fund’s relatively shorter duration and persistent bias toward higher quality credits contributed to its underperformance relative to its Broadridge Peer Group and benchmark during long stretches when interest rate risk was beneficial.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 5-year period ended December 31, 2025, and the 4th quartile for the 1-year, 3-year, and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Global 1-5 Year Treasury Bond GR Hedged USD Index, for the 1-year and 3-year periods ended the same date. The Board took into consideration that the Fund’s relatively shorter duration contributed to its underperformance relative to its Broadridge Peer Group and benchmark during the long stretches when taking longer duration risk would have been beneficial to the Fund.

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 3-year, 5-year, and 10-year periods ended December 31, 2025 and the 3rd quartile for the 1-year period ended the same date. It was also noted that the Fund’s performance outperformed its benchmark, the Morningstar U.S. Market Extended USD Index, for the 5-year and 10-year periods.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile among its Broadridge Peer Group for the 1-year period, 4th quartile for the 3-year period, and the 3rd quartile for the 5-year and 10-year periods ended December 31, 2025. It was also noted that the Fund underperformed its benchmark, the Morningstar U.S. Large-Mid Cap Broad Value Index, for all periods.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year, 3-year, and 10-year periods ended December 31, 2025, and 2nd quartile of its Broadridge Peer Group for the 5-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. Small Cap Extended Index, for the 5-year and 10-year periods.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year and 10-year periods ended December 31, 2025 and the 4th quartile for the 3-year and 5-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. REIT Index, for the 5-year period.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year, 5-year, and 10-year periods ended December 31, 2025 and the 2nd quartile for the 3-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Developed Markets ex-U.S. Value Target Market Exposure Index, for all periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2025 and the 3rd quartile for the 3-year, 5-year, and 10-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Developed Markets ex-U.S. Small Cap Target Market Exposure Index, for all periods.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 5-year period ended December 31, 2025, the 2nd quartile for the 10-year period ended the same date, the 3rd quartile for the 3-year period ended the same date, and the 4th quartile for the 1-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Emerging Markets Value Target Market Exposure Index, for the 5-year period.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA Worldwide Moderate Growth Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year and 5-year periods ended December 31, 2025 and the 2nd quartile of its Broadridge Peer Group for the 3-year and 10-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. Moderate Target Allocation Index, for the 1-year and 5-year periods.

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable effective January 1,
2018 and further reductions on the SA Emerging Markets Value Fund, effective March 1, 2021 and July 1, 2021 and on the SA U.S. Small Company Fund effective July 1, 2021. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that each Fund’s net expense ratio, a figure that includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The Board noted the implementation of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2028, for all Funds.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 36 bps annually, with most of them at or below 10 bps annually, except for the SA International Value Fund (20 bps annually),

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

the SA U.S. Small Company Fund (20 bps annually) and the SA Emerging Markets Value Fund (36 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed across different advisers, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

Name, Address, (1) and Year of Birth	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since 1999) Chairman (since 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon CEO Summits (since 1998).	10	Director, Edelman Financial Engines (financial planning & investment advisory services) (since 2014). Director, FacetWealth (DBA Facet) (financial planning services) (since 2018). Director, DPL Financial Partners (insurance & annuities platform) (since 2022). Director, Allspring Group Holdings (DBA Allspring Global Investments)(investment management services) (since 2022). Director, Vise Technologies (technology & investment management services) (since 2023). Director, Foundation Source Philanthropic Services (charitable giving technology & services) (since 2023). Director, Apex Fintech Solutions (clearing and technology services) (since 2024).

Harold M. Shefrin Year of Birth: 1948	Trustee (since 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (11 portfolios) (since 2005).

(1)	The address of each Trustee is: Focus Advisor Solutions, LLC. 190 Carondelet Plaza, Suite 600, St. Louis, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://www.sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers of the Trust

Name, Address (1) and Year of Birth	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Jonathan Scheid* Year of Birth: 1976	Trustee (since 2023) and President and Chief Executive Officer (since 2023).	President, Focus Advisor Solutions (since 2023); Managing Director, Focus Partners Wealth (2022 - 2023).

Dan Anderson* Year of Birth: 1976	Chief Financial and Accounting Officer and Treasurer (since 2023).	Financial Consultant (since July 2025); Chief Financial Officer, Focus Partners Wealth and Focus Advisor Solutions (2018 - June 2025); Chief Financial Officer, BAM Management LLC (2018 - June 2025).

Jeffery Yorg* Year of Birth: 1977	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since 2021).	Chief Compliance Officer, Focus Advisor Solutions, LLC, and Associate General Counsel, Focus Partners Wealth, LLC (since 2019).

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since 2006).	Director, Fund Administration, Focus Advisor Solutions, LLC (since 2018).

(1)	The address of each Trustee and officer is: Focus Advisor Solutions, LLC, 190 Carondelet Plaza, Suite 600, St. Louis, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board.

SA FUNDS

TAX INFORMATION NOTICE

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2026:

Foreign Tax Credits – For the fiscal year ended June 30, 2026, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign Tax Credit	Foreign Source Income
SA International Value Fund	$1,088,954	$16,838,350
SA International Small Company Fund	287,357	4,148,966
SA Emerging Markets Value Fund	731,554	6,964,779
SA Worldwide Moderate Growth Fund	14,425	188,520

Capital Gain Distributions – On December 18, 2025, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$761,524
SA U.S. Value Fund	13,017,532
SA International Value Fund	13,426,813
SA International Small Company Fund	8,205,147
SA Real Estate Securities Fund	859,973

On December 29, 2025, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $684,258.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%
SA International Value Fund	0.17%
SA International Small Company Fund	0.06%
SA Worldwide Moderate Growth Fund	14.06%

Qualified Dividend Income – For the fiscal year ended June 30, 2026 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $545,501 or $613,701 if married filing jointly). Complete information will be reported in conjunction with your 2026 Form 1099-DIV.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	September 3, 2026
By:	/s/ Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer
Date:	September 3, 2026